UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09095
                                                     ---------------------

                             Columbia Funds Trust IX
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2004
                                           ------------------

                  Date of reporting period: December 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               COLUMBIA HIGH YIELD
                                 MUNICIPAL FUND
                                SEMIANNUAL REPORT
                                DECEMBER 31, 2003

photo of: woman in playground

                             WE ARE COLUMBIA FUNDS!
 INSIDE - Management's discussion of the name changes effective October 13, 2003

PRESIDENT'S MESSAGE
                                              Columbia High Yield Municipal Fund

photo of: Joseph R. Palombo

DEAR SHAREHOLDER:
As you know, your fund has long been associated with a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corporation, which you know as Columbia Management Group (CMG).

In 2003, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty High Yield Municipal Fund was changed to Columbia High Yield Municipal Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A CONSOLIDATED IDENTITY
The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Maureen Newman discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Table of Contents

Fund Profile ................................1
Performance Information .....................2
Economic Update .............................3
Portfolio Manager's Report ..................4
Financial Statements ........................6
   Investment Portfolio .....................7
   Statement of Assets and Liabilities .....34
   Statement of Operations .................35
   Statement of Changes in Net Assets ......36
   Notes to Financial Statements ...........38
   Financial Highlights ....................44
Important Information
About This Report ..........................48
Columbia Funds .............................49

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Not FDIC Insured o May Lose Value o No Bank Guarantee

FUND PROFILE
                                              Columbia High Yield Municipal Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

QUALITY BREAKDOWN AS OF 12/31/03 (%)
   AAA                         24.6
   AA                           1.5
   A                           11.0
   BBB                         18.6
   BB                           4.7
   B                            0.7
   CCC                          1.0
   CC                           0.3
   Non-rated                   33.3
   Cash equivalent              4.3

[bar chart]

MATURITY BREAKDOWN AS OF 12/31/03 (%)

0-1 years               0.2
1-3 years               0.6
3-5 years               5.3
5-7 years               5.3
7-10 years              7.2
10-15 years            18.8
15-20 years            21.2
20-25 years            17.7
25 years and over      19.4
Cash equivalent         4.3

Quality and maturity breakdowns are calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 12/31/2003.

sidebar:

SUMMARY

o For the six-month period ended December 31, 2003, the fund's class A shares (without sales charge) returned 2.48%.

o The fund beat the 1.45% return of its benchmark, the Lehman Brothers Municipal Bond Index, but fell behind the 3.08% average return of its peer group, the Lipper Current High Yield Municipal Debt Fund Category.

o The fund benefited from strong security selection and high income, but we believe it was hindered by below-average stakes in the top performing airlines and tobacco sectors.

                                    OBJECTIVE
                        Seeks high level of total return
                      consisting of current income exempt
                          from federal income tax and
                               opportunities for
                              capital appreciation

                                TOTAL NET ASSETS
                                 $451.4 million

artwork: 2 arrows up
                                              LEHMAN BROTHERS MUNICIPAL
                     CLASS A SHARES                     BOND INDEX
                         2.48%                            1.45%

                      style box: Long Maturity; Med Quality

PERFORMANCE INFORMATION
                                              Columbia High Yield Municipal Fund

Value of a $10,000 investment 01/01/94 - 12/31/03

mountain chart:

               Class A shares         Class A Shares         Lehman Brothers
                      without                   with               Municipal
                 sales charge            sale charge              Bond Index

01/1994               $10,000                 $9,525                 $10,000
                       10,098                  9,618                  10,114
                        9,889                  9,419                   9,852
                        9,488                  9,038                   9,451
                        9,553                  9,099                   9,531
                        9,677                  9,218                   9,614
                        9,681                  9,221                   9,556
                        9,798                  9,333                   9,731
                        9,837                  9,370                   9,765
                        9,726                  9,264                   9,621
                        9,587                  9,132                   9,450
                        9,413                  8,966                   9,279
                        9,598                  9,142                   9,483
                        9,946                  9,473                   9,754
                       10,182                  9,699                  10,038
                       10,270                  9,782                  10,153
                       10,284                  9,796                  10,166
                       10,597                 10,093                  10,490
                       10,510                 10,011                  10,399
                       10,610                 10,106                  10,497
                       10,719                 10,210                  10,631
                       10,779                 10,267                  10,698
                       10,955                 10,434                  10,853
                       11,159                 10,629                  11,033
                       11,298                 10,761                  11,139
                       11,375                 10,835                  11,224
                       11,282                 10,746                  11,147
                       11,154                 10,624                  11,005
                       11,121                 10,592                  10,974
                       11,137                 10,608                  10,969
                       11,231                 10,697                  11,089
                       11,287                 10,751                  11,189
                       11,314                 10,777                  11,186
                       11,469                 10,924                  11,343
                       11,596                 11,046                  11,471
                       11,782                 11,222                  11,681
                       11,804                 11,244                  11,632
                       11,834                 11,272                  11,654
                       11,929                 11,362                  11,761
                       11,824                 11,262                  11,605
                       11,912                 11,346                  11,702
                       12,097                 11,522                  11,879
                       12,229                 11,648                  12,006
                       12,519                 11,924                  12,339
                       12,462                 11,870                  12,223
                       12,586                 11,988                  12,368
                       12,666                 12,064                  12,447
                       12,755                 12,149                  12,521
                       12,932                 12,318                  12,704
                       13,056                 12,436                  12,835
                       13,077                 12,456                  12,838
                       13,082                 12,461                  12,850
                       13,054                 12,434                  12,792
                       13,223                 12,595                  12,994
                       13,248                 12,619                  13,045
                       13,285                 12,654                  13,078
                       13,446                 12,808                  13,280
                       13,548                 12,905                  13,446
                       13,529                 12,887                  13,446
                       13,577                 12,932                  13,493
                       13,615                 12,968                  13,527
                       13,732                 13,080                  13,688
                       13,696                 13,046                  13,628
                       13,736                 13,083                  13,647
                       13,785                 13,131                  13,681
                       13,813                 13,157                  13,602
                       13,671                 13,021                  13,406
                       13,710                 13,059                  13,454
                       13,575                 12,930                  13,346
                       13,554                 12,910                  13,352
                       13,370                 12,735                  13,208
                       13,457                 12,818                  13,348
                       13,322                 12,689                  13,247
                       13,216                 12,588                  13,189
                       13,323                 12,690                  13,342
                       13,503                 12,861                  13,633
                       13,478                 12,838                  13,553
                       13,407                 12,770                  13,482
                       13,644                 12,996                  13,839
                       13,802                 13,147                  14,032
                       13,986                 13,322                  14,248
                       13,937                 13,275                  14,174
                       14,016                 13,351                  14,328
                       14,051                 13,384                  14,437
                       14,247                 13,570                  14,794
                       14,325                 13,645                  14,940
                       14,335                 13,654                  14,988
                       14,430                 13,744                  15,123
                       14,281                 13,603                  14,960
                       14,415                 13,731                  15,121
                       14,538                 13,847                  15,222
                       14,791                 14,088                  15,448
                       15,177                 14,456                  15,703
                       15,010                 14,297                  15,649
                       15,160                 14,440                  15,835
                       15,072                 14,356                  15,702
                       14,970                 14,259                  15,553
                       15,134                 14,415                  15,822
                       15,287                 14,561                  16,012
                       15,056                 14,341                  15,698
                       15,342                 14,614                  16,004
                       15,396                 14,665                  16,102
                       15,545                 14,807                  16,273
                       15,668                 14,924                  16,483
                       15,792                 15,042                  16,681
                       15,972                 15,213                  17,046
                       15,662                 14,918                  16,763
                       15,733                 14,985                  16,692
                       15,915                 15,159                  17,045
                       15,877                 15,123                  17,002
                       16,098                 15,333                  17,240
                       16,103                 15,338                  17,250
                       16,267                 15,494                  17,364
                       16,574                 15,787                  17,771
                       16,571                 15,784                  17,696
                       16,167                 15,399                  17,077
                       16,278                 15,505                  17,205
                       16,609                 15,820                  17,710
                       16,629                 15,839                  17,622
                       16,858                 16,057                  17,805
12/2003                16,976                 16,165                  17,951

All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is a unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year, issued on or after January 1, 1991, with deal size greater than $50 million and a maturity size of at least $5 million, and having a fixed rate coupon. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/03 (%)
   SHARE CLASS                   A                         B                         C                       Z
------------------------------------------------------------------------------------------------------------------
   INCEPTION                  7/31/00                   7/15/02                   7/15/02                 3/5/84
------------------------------------------------------------------------------------------------------------------
   SALES CHARGE           WITHOUT   WITH           WITHOUT  WITH              WITHOUT  WITH               WITHOUT
------------------------------------------------------------------------------------------------------------------
   6-month cumulative      2.48    -2.38             2.09   -2.91               2.17    1.17               2.59
   1-year                  6.69     1.65             5.89    0.89               6.05    5.05               6.93
   5-year                  4.52     3.50             4.28    3.96               4.33    4.33               4.71
   10-year                 5.43     4.92             5.32    5.32               5.34    5.34               5.53

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Class B and C share (newer class shares) performance information includes returns of the fund's class A shares for periods prior to the inception of the newer class shares. These class A and Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class A and class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, class B and class C shares would have been lower.

sidebar:

PERFORMANCE OF A $10,000 INVESTMENT
01/01/94 - 12/31/03 ($)
   sales charge: without       with
   Class A       16,976       16,165
   Class B       16,787       16,787
   Class C       16,824       16,824
   Class Z       17,132         n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

ECONOMIC UPDATE
                                              Columbia High Yield Municipal Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended December 31, 2003. The Federal Reserves Board's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and spending was strong going into the holiday season.

Early in the period, economists began to become optimistic that growth for the third quarter of 2003 would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be. When gross domestic product (GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year end. After unemployment peaked at 6.4% in June, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of 2003. The S&P 500 Index returned 15.14% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care also picked up in the last months of the period.

The US bond market experienced extraordinary volatility as interest rates rose sharply in July as the economy improved and then came back down in September. High-yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.05% for the six-month period compared to a negative 0.53% return for the Lehman Brothers Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates early in the six-month period, but picked up some ground in the final month of the period. Municipal bonds also held onto modest gains. The Lehman Brothers Municipal Bond Index returned 1.45% for the six-month period.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks the movement of assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

PORTFOLIO MANAGER'S REPORT
                                              Columbia High Yield Municipal Fund

For the six-month period ended December 31, 2003, class A shares of Columbia High Yield Municipal Fund returned 2.48% without sales charge. The fund beat the 1.45% return of its benchmark, the Lehman Brothers Municipal Bond Index, as high-yield municipal bonds outpaced the higher-quality issues in the index. The fund, however, came out behind the 3.08% average return of its peer group, the Lipper Current High Yield Municipal Debt Fund Category.1 We believe the fund's below-average stakes in the airline and tobacco sectors, which were strong performers, hampered returns somewhat.

STRONG DEMAND FOR HIGH-YIELD MUNICIPAL BONDS
High-yield municipal bonds had the wind at their backs during the period, as an improving economy and low interest rates bolstered investor demand. A brighter economic outlook also helped credit quality for many issuers, in turn boosting bond prices. High-yield municipal bonds, which are less sensitive to interest rate changes than other bond sectors, held up particularly well in July as interest rates rose sharply and taxable bond prices sank. For the six-month period, high-yield municipal bonds beat both Treasuries and insured municipal bonds.

POSITIVE SECURITY SELECTION AND HIGH INCOME
The fund benefited from good security selection in a number of sectors. Standouts included bonds issued by HealthEast, a Minnesota hospital, which rallied as financial performance improved. We later trimmed our position to 0.3% of net assets.2 The fund also owned several airline bonds, including bonds issued by US Airways and American Airlines (0.3% and 0.1% of net assets, respectively) that rallied nicely during the period.

The fund's relatively high income further aided performance. Among its higher-yielding holdings was Seminole Tribe Convention Center (0.6% of net assets), a hotel and newly renovated casino in Florida. In addition, inverse floaters--bonds with coupons (or stated interest rates) that move in the opposite direction of short-term interest rates--were a good source of income for the fund.

LESS FAVORABLE CONDITIONS FOR MULTI-FAMILY HOUSING AND NURSING HOME BONDS Multi-family housing bonds, which are basically bonds issued to fund the construction of apartment buildings, did poorly as low mortgage rates enabled many renters to buy their own homes. With occupancy rates falling, issuers found they had little ability to raise rents. We sold one bond, but kept the rest, expecting that a lack of new apartment construction would eventually help the group. Bonds issued by Metro Health also hurt performance due to the bankruptcy of the nursing home. We sold one of the two issues we owned, reducing the position to less than 0.1% of net assets by the end of the period.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2  Holdings are disclosed as of 12/31/03, and are subject to change.

sidebar:


NET ASSET VALUE PER SHARE
AS OF 12/31/03 ($)
   Class A                     11.26
   Class B                     11.26
   Class C                     11.26
   Class Z                     11.26

DISTRIBUTIONS DECLARED PER SHARE
7/1/03- 12/31/03 ($)
   Class A                     0.26
   Class B                     0.22
   Class C                     0.23
   Class Z                     0.28

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase municipal securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC YIELDS AS OF 12/31/03 (%)
   Class A                      4.83
   Class B                      4.27
   Class C                      4.44
   Class Z                      5.28

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share.

TAXABLE-EQUIVALENT SEC
YIELDS AS OF 12/31/03 (%)
   Class A                      7.43
   Class B                      6.57
   Class C                      6.83
   Class Z                      8.12

Taxable-equivalent SEC yields are based on the combined maximum effective 35.0% federal and state income tax rate. This tax rate does not reflect the phase out of exemption or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

                                              Columbia High Yield Municipal Fund

INCREASED EXPOSURE TO ECONOMICALLY SENSITIVE SECTORS
As new assets flowed into the fund, we added income by buying lower-quality bonds. Our focus was on bonds that should have the potential to do well in an economic recovery, including debt issued by paper companies such as Weyerhauser and International Paper (0.6% and 0.5% of net assets, respectively). We also boosted the fund's stake in electric utilities bonds that were trading at attractive prices. In this regard, we bought bonds issued by Tampa Electric and SCANA in South Carolina (0.3% and 0.4% of net assets, respectively). We made some changes to our health care mix--trimming nursing home bonds, adding new hospital bonds and eliminating debt issued by Pascack Valley Hospital, a New Jersey hospital with credit concerns.

If the economy continues to improve gradually, with slowly rising interest rates and a relatively decent supply of bonds, it would create a favorable environment for high-yield municipal bonds. With that scenario in mind, we plan to increase the fund's exposure to economically sensitive sectors while maintaining its focus on generating high current income.

photo of: Maureen G. Newman

Maureen G. Newman has managed the Columbia High Yield Municipal Fund since November 1998.

/s/ Maureen G. Newman

Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high-yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.

callout

If the economy continues
to improve gradually,
with slowly rising interest
rates and a relatively
decent supply of bonds,
it would create a favorable
environment for high yield
municipal bonds.

FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

               A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS


INVESTMENT     A list of all of the fund's holdings and their market value as of
PORTFOLIO      the last day of the reporting period. To show areas of
               concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

STATEMENT OF   This statement shows the fund's net assets and share price for
ASSETS AND     each share class. Net assets are calculated by subtracting all
LIABILITIES    the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

STATEMENT OF   This statement details both the type of income earned by the
OPERATIONS     fund and the operating and non-operating expenses charged to the fund. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period. The total of these results represents the fund's net increase or decrease in net assets from operations.

STATEMENT OF   This statement shows how the fund's net assets were affected
CHANGES IN     by its operations results, distributions to shareholders and
NET ASSETS     changes in the number of fund shares. The Statement of Changes in
               Net Assets also reconciles changes in the number of shares outstanding.

FINANCIAL      The financial highlights provide an overview of the fund's
HIGHLIGHTS     investment results, including per-share analytics, such as net investment income or loss from operations and distributions;
               ratios of expenses and net investment income to average net assets. The financial highlights also detail the fund's portfolio turnover rate, which is a measure of trading activity. A separate table is provided for each share class.

NOTES TO       These notes disclose information regarding certain fund
FINANCIAL      background information, significant accounting policies of the
STATEMENTS     fund, including security valuation and income accruals and related party transactions.


INVESTMENT PORTFOLIO
December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - 93.4%
EDUCATION - 4.7%
EDUCATION - 3.0%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA California Statewide Communities
                                                    Development Authority:
                                                    Crossroads School, Series 1998,
                                                      6.000% 08/01/28                                   1,005,000     1,046,446
                                                    San Francisco Art Institute, Series 2002,
                                                      7.375% 04/01/32                                     750,000       767,767
                                                  CA Pasadena Community College District,
                                                    Election of 2002, Series 2003 A,
                                                      5.000% 06/01/19                                   1,290,000     1,377,823
                                                  IL State Development Finance
                                                    Authority, Latin School of Chicago
                                                    Project, Series 1998,
                                                      5.650% 08/01/28                                   1,725,000     1,747,511
                                                  IL University of Illinois, Certificate of
                                                    Participation, Utilities Infrastructure
                                                    Projects, Series 2001 A,
                                                      5.500% 08/15/16                                   1,425,000     1,576,990
                                                  MA Health & Educational Facilities
                                                    Authority, Massachusetts Institute of
                                                    Technology, Series 2002 K,
                                                      5.500% 07/01/32                                   2,160,000     2,487,780
                                                  MA State Development Finance Agency,
                                                    Western New England College, Series 2002,
                                                      6.125% 12/01/32                                     300,000       306,915
                                                  NH Business Finance Authority, Proctor
                                                    Academy Project, Series 1998 A,
                                                      5.400% 06/01/17                                   1,000,000     1,030,560
                                                  OH University of Cincinnati, Series 2003 C,
                                                      5.000% 06/01/21                                   1,000,000     1,056,080
                                                  WV State University, Series 2000 A:
                                                      (a) 04/01/19                                      1,250,000       602,800
                                                      (a) 04/01/25                                      2,750,000       906,345
                                                  VT State Education & Health Buildings
                                                    Agency, Vermont Law School Project,
                                                    Series 2003 A,
                                                      5.500% 01/01/33                                     500,000       481,100
                                                  -----------------------------------------------------------------------------
                                                                                                  Education Total    13,388,117

STUDENT LOAN - 1.7%
------------------------------------------        -----------------------------------------------------------------------------
                                                  OH Student Loan Funding Corporation,
                                                    Series 1992 B,
                                                      6.750% 01/01/07                                   1,075,000     1,077,515
                                                  NE Nebhelp, Inc., Series 1993 A-6,
                                                      6.450% 06/01/18                                   4,000,000     4,393,480


See notes to investment portfolio.

7

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
EDUCATION - (CONTINUED)
STUDENT LOAN - (CONTINUED)                                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  NM State Educational Assistance
                                                    Foundation, Series 1996 A-2,
                                                      6.650% 11/01/25                                   1,955,000     1,961,021
                                                  TX Brazos Higher Educational Facilities
                                                    Authority, Series 1993 C-2,
                                                      5.875% 06/01/04                                     390,000       391,424
                                                  -----------------------------------------------------------------------------
                                                                                               Student Loan Total     7,823,440
                                                                                                                    -----------
                                                                                                  EDUCATION TOTAL    21,211,557
HEALTHCARE - 24.4%
CONGREGATE CARE RETIREMENT - 7.7%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA La Verne, Brethren Hillcrest Homes,
                                                    Series 2003 B,
                                                      6.625% 02/15/25                                     685,000       681,082
                                                  CA Statewide Community Development
                                                    Authority, Eskaton Village - Grass
                                                    Valley, Series 2000,
                                                      8.250% 11/15/31 (b)                               1,750,000     1,898,732
                                                  CT State Development Authority, The
                                                    Elim Park Baptist, Inc. Project,
                                                    Series 2003,
                                                      5.850% 12/01/33                                     660,000       670,283
                                                  FL Capital Projects Finance Authority,
                                                    Glenridge on Palmer Ranch, Series 2002 A,
                                                      8.000% 06/01/32                                   1,250,000     1,292,237
                                                  FL Lee County Industrial Development
                                                    Authority, Shell Point Village Project,
                                                    Series 1999 A,
                                                      5.500% 11/15/29                                   1,200,000     1,161,336
                                                  FL Orange County Health Facilities
                                                    Authority, Orlando Lutheran Towers, Inc.,
                                                    Series 1996,
                                                      8.625% 07/01/20                                   1,500,000     1,568,940
                                                  FL Palm Beach County Health Facilities
                                                    Authority Revenue, Abbey Delray
                                                    South, Series 2003,
                                                      5.350% 10/01/14                                   1,250,000     1,269,825
                                                  GA Savannah Economic Development Authority, 1st
                                                    Mortgage, Marshes of Skidaway, Series 2003 A,
                                                      7.400% 01/01/34                                   1,000,000       996,280
                                                  HI State Department of Budget & Finance,
                                                    Kahala Nui Project, Series 2003 A:
                                                      7.875% 11/15/23                                     250,000       252,892
                                                      8.000% 11/15/33                                   1,000,000     1,013,020

See notes to investment portfolio.

8

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
CONGREGATE CARE RETIREMENT - (CONTINUED)                                                                  Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL State Health Facilities Authority,
                                                    Lutheran Senior Ministries, Series 2001,
                                                      7.375% 08/15/31                                     550,000       569,041
                                                    Washington and Jane Smith Community
                                                    Series 2003 A,
                                                      7.000% 11/15/32                                   1,000,000     1,000,230
                                                  MA Boston Industrial Development Financing
                                                    Authority, Springhouse, Inc., Series 1998,
                                                      5.875% 07/01/20                                     235,000       232,817
                                                  MA State Development Finance Agency,
                                                    Loomis Community Project:
                                                    Series 1999 A,
                                                      5.625% 07/01/15                                     650,000       635,200
                                                    Series 2002 A,
                                                      6.900% 03/01/32                                     220,000       227,711
                                                  MO State Health & Educational Facilities Authority,
                                                    Lutheran Senior Services, Series 1997,
                                                      5.750% 02/01/17                                   2,000,000     2,059,280
                                                  NH State Higher Educational & Health Facilities
                                                    Authority, Rivermead at Peterborough, Series 1998:
                                                      5.625% 07/01/18                                     500,000       470,155
                                                      5.750% 07/01/28                                   1,665,000     1,499,416
                                                  NJ State Economic Development Authority:
                                                    Seabrook Village, Inc., Series 2000 A,
                                                      8.250% 11/15/30                                   1,125,000     1,210,973
                                                    Winchester Gardens, Series 1996 A,
                                                      8.625% 11/01/25                                   2,000,000     2,128,740
                                                  PA State Authority for Industrial Development,
                                                    Baptist Home of Philadelphia, Series 1998,
                                                      5.500% 11/15/18                                     530,000       483,800
                                                  PA Chartiers Valley Industrial & Commercial
                                                    Development Authority, Asbury Health Center:
                                                    Asbury Health Center, Series 1999,
                                                      6.375% 12/01/24                                     750,000       741,660
                                                    Friendship Village of South Hills, Series 2003 A,
                                                      5.750% 08/15/20                                   1,000,000       986,250
                                                  PA Delaware County Authority, Dunwoody
                                                    Village, Series 2003 A,
                                                      5.375% 04/01/17                                     750,000       780,143
                                                  PA Lancaster Industrial Development Authority,
                                                    Garden Spot Village Project, Series 2000 A,
                                                      7.625% 05/01/31                                     825,000       873,172
                                                  TN Metropolitan Government, Nashville and
                                                    Davidson County, Blakeford at Green Hills,
                                                    Series 1998,
                                                      5.650% 07/01/24                                   1,825,000     1,675,131

                                              See notes to investment portfolio.
9

December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
CONGREGATE CARE RETIREMENT - (CONTINUED)                                                                  Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  TN Shelby County Health Educational &
                                                    Housing Facilities Board, Germantown
                                                    Village, Series 2003 A,
                                                      7.250% 12/01/34                                   1,350,000     1,346,490
                                                  TX Abilene Health Facilities Development Corp.,
                                                    Sears Methodist Retirement Obligation Group:
                                                    Series 1998 A,
                                                      5.900% 11/15/25                                   1,350,000     1,273,698
                                                    Series 2003 A,
                                                      7.000% 11/15/33                                     300,000       305,154
                                                  WI State Health & Educational Facilities Authority:
                                                    Attic Angel Obligated Group, Series 1998,
                                                      5.750% 11/15/27                                   2,125,000     1,913,350
                                                    Clement Manor, Series 1998,
                                                      5.750% 08/15/24                                   2,200,000     1,996,808
                                                    Lutheran Program for the Aging, Series 1998,
                                                      5.700% 03/01/28                                     750,000       677,122
                                                    Three Pillars Senior Living Communities,
                                                    Series 2003,
                                                      5.600% 08/15/23                                     790,000       786,224
                                                  -----------------------------------------------------------------------------
                                                                                 Congregate Care Retirement Total    34,677,192
HEALTH SERVICES - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL State Health Facilities Authority,
                                                    Midwest Physicians Group, Ltd., Series 1998,
                                                      5.500% 11/15/19                                      90,000        71,151
                                                  MA State Development Finance Agency, Boston
                                                    Biomedical Research Institute, Series 1999:
                                                      5.650% 02/01/19                                     370,000       359,026
                                                      5.750% 02/01/29                                     550,000       546,502
                                                  MA State Health & Educational Facilities Authority,
                                                    Civic Investments, Inc., Series 2002 A,
                                                      9.000% 12/15/15                                   1,500,000     1,715,760
                                                  MN Minneapolis & St. Paul Housing Redevelopment
                                                    Authority, Healthpartners Project, Series 2003,
                                                      5.875% 12/01/29                                     400,000       403,716
                                                  -----------------------------------------------------------------------------
                                                                                            Health Services Total     3,096,155
HOSPITALS - 11.3%
------------------------------------------        -----------------------------------------------------------------------------
                                                  AZ Health Facilities Authority, Phoenix Memorial
                                                    Hospital, Series 1991,
                                                      8.125% 06/01/12 (c)                               2,167,774       346,844
                                                  AZ Yavapai County Industrial Development Authority,
                                                    Yavapai Regional Medical Center, Series 2003 A,
                                                      6.000% 08/01/33                                     425,000       434,290

See notes to investment portfolio.

10

December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
HOSPITALS - (CONTINUED)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Abag Finance Authority for Nonprofit Corps.,
                                                    San Diego Hospital Association, Series 2003 C,
                                                      5.375% 03/01/21                                     500,000       498,020
                                                  CA State Health Facilities Financing Authority
                                                    Revenue, Stanford Hospital & Clinics Project,
                                                    Series 2003 A,
                                                      5.000% 11/15/23 (d)                               1,500,000     1,512,720
                                                  CA Whittier Health Facilities Revenue, Presbyterian
                                                    Intercommunity Hospital, Series 2002,
                                                      5.750% 06/01/31                                   1,000,000     1,025,630
                                                  CO La Junta, Arkansas Valley Regional Medical
                                                    Center Project, Series 1999,
                                                      6.100% 04/01/24                                     900,000       903,852
                                                  CO State Health Care Facilities Authority:
                                                    National Jewish Medical & Research Center,
                                                    Series 1998,
                                                      5.375% 01/01/23                                   1,080,000     1,074,276
                                                    Parkview Medical Center, Inc. Project,
                                                    Series 2001,
                                                      6.600% 09/01/25                                     300,000       315,372
                                                  FL Hillsborough County Industrial Development
                                                    Authority, Tampa General Hospital Project,
                                                    Series 2003 B,
                                                      5.250% 10/01/34                                   1,000,000       969,950
                                                  FL Miami Health Facilities Authority,
                                                  Catholic Health East, Series 2003 B,
                                                      5.125% 11/15/24                                   1,000,000       991,710
                                                  FL Orange County Health Facilities Authority,
                                                    Orlando Regional Healthcare System:
                                                    Series 1999 E,
                                                      6.000% 10/01/26                                     875,000       911,855
                                                    Series 2002,
                                                      5.750% 12/01/32                                     350,000       360,308
                                                  FL South Lake County Hospital District,
                                                    South Lake Hospital, Inc., Series 2003:
                                                      6.375% 10/01/28                                     750,000       761,047
                                                      6.375% 10/01/34                                     500,000       506,560
                                                  FL West Orange Healthcare District,
                                                    Series 2001 A,
                                                      5.650% 02/01/22                                   1,450,000     1,467,733
                                                  IL Southwestern Illinois Development Authority,
                                                    Anderson Hospital, Series 1999:
                                                      5.500% 08/15/20                                     500,000       495,135
                                                      5.625% 08/15/29                                     250,000       241,595
                                                  IL State Health Facilities Authority, Thorek
                                                    Hospital & Medical Center, Series 1998,
                                                      5.375% 08/15/28                                     500,000       445,575

                                              See notes to investment portfolio.

11

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
HOSPITALS - (CONTINUED)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  MA State Health & Educational Facilities Authority:
                                                    Jordan Hospital:
                                                    Series 1998 D,
                                                      01/05/00 10/01/18                                   600,000       534,804
                                                    Series 2003 E,
                                                      6.750% 10/01/33                                     750,000       738,735
                                                    Milford-Whitinsville Hospital, Series 2002 D,
                                                      6.350% 07/15/32                                     500,000       502,040
                                                  MDState Health & Higher
                                                    Educational Facilities
                                                    Authority, Adventist
                                                    HealthCare, Series 2003 A:
                                                      5.000% 01/01/16                                     400,000       398,216
                                                      5.750% 01/01/25                                     600,000       606,822
                                                  MI Dickinson County, Series 1999,
                                                      5.800% 11/01/24                                   1,000,000       994,410
                                                  MI Flint Hospital Building Authority,
                                                    Hurley Medical Center:
                                                    Series 1998 A,
                                                      5.375% 07/01/20                                     465,000       406,898
                                                    Series 1998 B,
                                                      5.375% 07/01/28                                   1,050,000       859,320
                                                  MI State Hospital Finance Authority,
                                                    Oakwood Obligated Group, Series 2003,
                                                      5.500% 11/01/18                                   1,600,000     1,655,152
                                                  MN State Medical Center Gross Revenue, Weiner
                                                    Memorial Medical Center Project, Series 2003 A,
                                                      6.000% 11/01/28                                     500,000       510,370
                                                  MN St. Paul Housing & Redevelopment Authority,
                                                    HealthEast Project, Series 1993 B,
                                                      6.625% 11/01/17                                     240,000       240,722
                                                  MN Washington Housing & Redevelopment
                                                    Authority, HealthEast Project, Series 1998,
                                                      5.250% 11/15/12                                   1,100,000     1,075,074
                                                  MO State Health & Educational Facilities Authority,
                                                    Lake Regional Health System Project, Series 2003,
                                                      5.700% 02/15/34                                   1,000,000     1,007,570
                                                  NC State Medical Care Commission,
                                                    Stanly Memorial Hospital Project, Series 1999,
                                                      6.375% 10/01/29                                   1,000,000     1,075,410
                                                  NH State Higher Educational & Health Facilities
                                                    Authority, Littleton Hospital Assoc., Inc.:
                                                    Series 1998 A:
                                                      5.900% 05/01/18                                     500,000       435,940
                                                      6.000% 05/01/28                                   1,000,000       837,560
                                                    Series 1998 B,
                                                      5.900% 05/01/28                                     675,000       557,807
                                                    Catholic Medical Center, Series 2002 A,
                                                      6.125% 07/01/32                                     400,000       407,912

See notes to investment portfolio.

12

>PAGE>

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTHCARE - (continued)
Hospitals - (continued)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  NJ State Health Care Facilities Financing
                                                    Authority Revenue, Health Systems,
                                                    Series 2003 A,
                                                      5.750% 07/01/23 (d)                               1,250,000     1,294,388
                                                  NV Henderson Health Care Facilities
                                                    Revenue, Catholic Healthcare West,
                                                    Series 1998:
                                                      5.125% 07/01/28                                     540,000       490,023
                                                      5.375% 07/01/26                                     790,000       744,322
                                                  NY State Dormitory Authority Revenue:
                                                    Memorial Sloan-Kettering Cancer Center,
                                                    Series 2001-1:
                                                      (a) 07/01/25                                      3,600,000     1,268,748
                                                      (a) 07/01/26                                      4,400,000     1,474,044
                                                    North Shore - Long Island Jewish
                                                    Medical Center, Series 2003,
                                                      5.500% 05/01/33                                     400,000       415,012
                                                    Winthrop/South Nassau Health
                                                    University Hospital, Series 2003,
                                                      5.500% 07/01/23                                     650,000       666,926
                                                  OH Belmont County Health Systems
                                                    Revenue, Ohio Valley Medical Center,
                                                    Inc., Series 1998,
                                                      5.700% 01/01/13                                   1,500,000     1,337,340
                                                  OH Highland County Joint Township
                                                    Hospital District, Series 1999,
                                                      6.750% 12/01/29                                   1,900,000     1,808,154
                                                  OH Lakewood Hospital Improvement
                                                    Revenue, Lakewood Hospital
                                                    Association, Series 2003,
                                                      5.500% 02/15/15                                   1,250,000     1,330,100
                                                  OH Miami County, Upper Valley
                                                    Medical Center, Inc.:
                                                    Series 1996 A,
                                                      6.250% 05/15/16                                     500,000       521,075
                                                    Series 1996 C,
                                                      6.250% 05/15/13                                     285,000       298,974
                                                    Series 1996 D,
                                                      6.375% 05/15/26                                   1,015,000     1,039,918
                                                  OH Sandusky County,
                                                    Memorial Hospital, Series 1998,
                                                      5.150% 01/01/10                                     250,000       247,840
                                                  OK State Development Finance
                                                    Authority, Duncan Regional Hospital
                                                    Project, Series 2003 A,
                                                      5.125% 12/01/23 (d)                               2,000,000     1,974,120


See notes to investment portfolio.

13

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
HOSPITALS - (CONTINUED)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  OK Stillwater Medical Center Authority,
                                                    Series 2003,
                                                      5.625% 05/15/23                                   1,000,000       988,890
                                                  PA Allegheny County Hospital
                                                    Development Authority, Ohio Valley
                                                    General Hospital, Series 1997,
                                                      5.450% 01/01/28                                   1,550,000     1,447,886
                                                  PA Pottsville Hospital Authority,
                                                    Pottsville Hospital & Warne Clinic,
                                                    Series 1998,
                                                      5.625% 07/01/24                                     800,000       691,800
                                                  TX Knox County Health, Educational &
                                                    Housing Facilities Board, Revenue, East
                                                    Tennessee Hospital, Series 2003 B,
                                                      5.750% 07/01/33                                     250,000       254,207
                                                  TX Richardson Hospital Authority, Baylor
                                                    Richardson Medical Center, Series 1998,
                                                      5.625% 12/01/28                                     450,000       454,208
                                                  TX Tyler Health Facilities Development
                                                    Corp., Mother Frances Hospital,
                                                    Series 2001,
                                                      6.000% 07/01/31                                     750,000       766,763
                                                  VA Augusta County Industrial
                                                    Development Authority, Augusta
                                                    Health Care, Inc., Series 2003,
                                                      5.250% 09/01/19                                   2,000,000     2,169,560
                                                  WA Skagit County Public Hospital District
                                                    No. 1, Series 2003,
                                                      6.000% 12/01/23                                   1,000,000       996,490
                                                  WA State Health Care Facilities Authority,
                                                    Kadlec Medical Center, Series 2001,
                                                      5.875% 12/01/21                                     600,000       651,144
                                                  WI State Health & Educational Facilities
                                                    Authority: Aurora Health Care Inc.,
                                                    Series 2003,
                                                      6.400% 04/15/33                                     700,000       737,051
                                                    Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                   1,050,000     1,092,231
                                                  -----------------------------------------------------------------------------
                                                                                                  Hospitals Total    51,268,448
INTERMEDIATE CARE FACILITIES - 1.2%
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL State Development Finance Authority,
                                                    Hoosier Care, Inc. Project, Series 1999 A,
                                                      7.125% 06/01/34                                   1,470,000     1,213,353
                                                  IN State Health Facilities Financing
                                                    Authority, Hoosier Care, Inc. Project,
                                                    Series 1999 A,
                                                      7.125% 06/01/34                                   1,210,000       998,746

See notes to investment portfolio.

14

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
INTERMEDIATE CARE FACILITIES - (CONTINUED)                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  LA State Public Facilities Authority
                                                    Revenue, Progressive Healthcare
                                                    Providers, Inc., Series 1998,
                                                      6.375% 10/01/28                                   2,000,000     1,468,140
                                                  PA State Economic Development Financing
                                                    Authority, Northwestern Human Services,
                                                    Series 1998 A,
                                                      5.250% 06/01/14                                   2,150,000     1,851,086
                                                  -----------------------------------------------------------------------------
                                                                               Intermediate Care Facilities Total     5,531,325
NURSING HOME - 3.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  AK Juneau, St. Ann's Care Center Project,
                                                    Series 1999,
                                                      6.875% 12/01/25                                   1,750,000     1,786,295
                                                  CO State Health Facilities Authority,
                                                    Volunteers of America Care Facilities, Inc.:
                                                    Series 1998 A,
                                                      5.750% 07/01/20                                     700,000       632,478
                                                    Series 1999 A:
                                                      5.750% 07/01/10                                     890,000       874,550
                                                      6.000% 07/01/29                                     520,000       465,764
                                                  DE State Economic Development
                                                    Authority, Churchman's Village Project,
                                                    Series 1991,
                                                      10.000% 03/01/21                                    680,000       681,360
                                                  DE Sussex County, State Healthcare
                                                    Facilities Project, Series 1999,
                                                      7.600% 01/01/24                                     955,000       816,334
                                                  IA State Finance Authority, Care
                                                    Initiatives Project:
                                                    Series 1996,
                                                      9.250% 07/01/25                                     495,000       590,837
                                                    Series 1998 B:
                                                      5.500% 07/01/08                                     480,000       478,416
                                                      5.750% 07/01/18                                     600,000       538,458
                                                      5.750% 07/01/28                                   1,475,000     1,264,414
                                                  MA State Development Finance
                                                    Agency, Alliance Health Care Facilities,
                                                    Series 1999 A,
                                                      7.100% 07/01/32                                   2,250,000     2,193,323
                                                  MA State Industrial Finance Agency,
                                                    GF/Mass. Inc., Series 1994,
                                                      8.300% 07/01/23                                     895,000       908,962
                                                  MI Cheboygan, Metro Health
                                                    Foundation, Inc. Project, Series 1993,
                                                      11.000% 11/01/22 (c)                                600,000       156,000
                                                  MN Carlton, Inter-Faith Social Services, Inc.
                                                    Project, Series 2000:
                                                      7.500% 04/01/19                                     250,000       260,395
                                                      7.750% 04/01/29                                     275,000       288,241


See notes to investment portfolio.

15

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
HEALTHCARE - (CONTINUED)
NURSING HOME - (CONTINUED)                                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  MN Sartell, Foundation for Healthcare
                                                    Project, Series 1999 A,
                                                      6.625% 09/01/29                                   1,500,000     1,439,820
                                                  PA Chester County Industrial
                                                    Development Authority, RHA/PA
                                                    Nursing Home, Series 2002,
                                                      8.500% 05/01/32                                     400,000       390,136
                                                  PA Delaware County Authority, Main
                                                    Line & Haverford Nursing, Series 1992,
                                                      9.000% 08/01/22 (c)                                  50,000        30,000
                                                  PA Lackawanna County Industry
                                                    Development Authority, Greenridge
                                                    Nursing Center Project, Series 1990,
                                                      10.500% 12/01/10                                    145,000       129,556
                                                  PA Luzerne County Industrial
                                                    Development Authority, Millville
                                                    Nursing Center Project, Series 1990,
                                                      10.500% 12/01/12                                    185,000       164,822
                                                  TX Kirbyville Health Facilities Development Corp.,
                                                    Heartway III:
                                                    Series 1997 A,
                                                      10.000% 03/20/18 (e)                                539,213       323,528
                                                    Series 1997 B,
                                                      6.000% 03/20/04 (e)                                 100,000         5,000
                                                  WA Kitsap County Consolidated
                                                    Housing Authority, Martha and Mary
                                                    Health Services, Series 1996,
                                                      7.100% 02/20/36                                   1,000,000     1,204,830
                                                  -----------------------------------------------------------------------------
                                                                                              Nursing Homes Total    15,623,519
                                                                                                                    -----------
                                                                                                 HEALTHCARE TOTAL   110,196,639
HOUSING - 6.2%
ASSISTED LIVING/SENIOR - 2.8%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Abag Finance Authority for Nonprofit Corps.,
                                                    Eskaton Gold River Lodge, Series 1998:
                                                      6.375% 11/15/15 (b)                                 710,000       671,695
                                                      6.375% 11/15/28 (b)                                 550,000       489,445
                                                  DE Kent County Assisted Living Facilities,
                                                    Heritage at Dover Project, Series 1999,
                                                      7.625% 01/01/30                                   2,445,000     2,064,876
                                                  GA Columbus Housing Authority,
                                                    The Gardens at Calvary Project, Series 1999,
                                                      7.000% 11/15/29                                   2,000,000     1,582,640
                                                  IL State Development Finance Authority,
                                                    Care Institute, Inc., Series 1995,
                                                      8.250% 06/01/25                                   1,915,000     1,900,446
                                                  MN Roseville Elderly Care Facility,
                                                    Care Institute, Inc. Project, Series 1993,
                                                      7.750% 11/01/23 (e)                               1,270,000       825,500

See notes to investment portfolio.

16

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
HOUSING - (CONTINUED)
ASSISTED LIVING/SENIOR - (CONTINUED)                                                                      Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  NC State Medical Care Commission, DePaul
                                                  Community Facilities Project, Series 1999,
                                                      7.625% 11/01/29                                   1,965,000     2,030,395
                                                  NY Huntington Housing Authority, Gurwin
                                                  Jewish Senior Center, Series 1999 A:
                                                      5.875% 05/01/19                                   1,900,000     1,753,168
                                                      6.000% 05/01/29                                     625,000       559,212
                                                  TX Bell County Health Facility Development Corp.,
                                                  Care Institute, Inc., Series 1994,
                                                      9.000% 11/01/24                                     945,000       957,493
                                                  -----------------------------------------------------------------------------
                                                                                     Assisted Living/Senior Total    12,834,870
MULTI-FAMILY - 3.1%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CO State Health Facilities Authority,
                                                    Birchwood Manor Project, Series 1991 A,
                                                      7.250% 04/01/11                                     460,000       462,121
                                                  DE Wilmington, Electra Arms Senior
                                                    Association Project, Series 1994 A,
                                                      6.250% 06/01/28                                     945,000       769,532
                                                  FL Broward County Housing Finance Authority,
                                                    Chaves Lake Apartment Project, Series 2000 A,
                                                      7.500% 07/01/40                                   1,250,000     1,265,587
                                                  FL Clay County Housing Finance Authority, Madison
                                                    Commons Apartments Project, Series 2000 A,
                                                      7.450% 07/01/40                                   1,245,000     1,260,550
                                                  GA Clayton County Housing Authority, Magnolia
                                                    Park Apartments Project, Series 1999 A,
                                                      6.250% 06/01/30                                   1,750,000     1,099,385
                                                  IL State Development Finance Authority,
                                                    Catholic Charities Housing Development Corp.,
                                                    Series 1993 C,
                                                      5.950% 01/01/09                                   1,400,000     1,433,586
                                                  IN New Castle,
                                                    Raintree Apartments, Series 1988 B,
                                                      (a) 03/01/18                                     30,625,000        76,563
                                                  MN Lakeville Multi-Family Revenue,
                                                    Series 1989,
                                                      9.875% 02/01/20                                     700,000       700,742
                                                  MN Washington County Housing & Redevelopment
                                                    Authority, Cottages of Aspen Project, Series 1992,
                                                      9.250% 06/01/22                                     460,000       470,566
                                                  MN White Bear Lake Multi-Family Revenue,
                                                    Series 1989,
                                                      9.750% 07/15/19                                     750,000       753,352


See notes to investment portfolio.

17

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
HOUSING - (CONTINUED)
MULTI-FAMILY - (CONTINUED)                                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  NCRaleigh Multi-Family
                                                    Revenue, Cedar Point
                                                    Apartments, Series 1999 A:
                                                      5.100% 11/01/10                                     250,000       134,392
                                                      5.875% 11/01/24                                     200,000       119,552
                                                    Pass Through Certificates, Series 1993,
                                                      8.500% 12/01/16                                     455,481       450,271
                                                  SC State Housing Finance &
                                                    Development Authority, Westbridge
                                                    Apartments Project, Series 1990,
                                                      9.500% 09/01/20                                     579,000       578,734
                                                  TN Franklin Industrial Development Board,
                                                    Landings Apartment Project, Series 1996 B,
                                                      8.750% 04/01/27                                   1,595,000     1,655,626
                                                  TX El Paso County Housing Finance Corp.,
                                                    American Village Communities:
                                                    Series 2000 C,
                                                      8.000% 12/01/32                                     585,000       593,857
                                                    Series 2000 D,
                                                      10.000% 12/01/32                                    690,000       712,805
                                                  TX State Affordable Housing Corp.,
                                                    NHT/GTEX LLC Project, Series 2001 C,
                                                      10.000% 10/01/31 (e)                              1,565,000       937,294
                                                  VA Alexandria Redevelopment & Housing
                                                    Authority, Article 1 Associates LLP,
                                                    Series 1990 A,
                                                      10.000% 01/01/21                                    500,000       429,060
                                                  -----------------------------------------------------------------------------
                                                                                               Multi-Family Total    13,903,575
SINGLE FAMILY - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CO Housing and Finance Authority:
                                                    Series 1995 D-1,
                                                      7.375% 06/01/26                                     405,000       406,596
                                                    Series 1997 A-2,
                                                      7.250% 05/01/27                                     155,000       159,008
                                                  IA State Housing Finance Authority,
                                                    Series 1984 A,
                                                      (a) 09/01/16                                        920,000       225,483
                                                  ID State Housing Agency,
                                                    Series 1990 B,
                                                      7.500% 07/01/24                                     440,000       440,000
                                                  -----------------------------------------------------------------------------
                                                                                              Single Family Total     1,231,087
                                                                                                                    -----------
                                                                                                    HOUSING TOTAL    27,969,532
INDUSTRIAL - 6.0%
FOOD PRODUCTS - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  IN Hammond, American Maize
                                                    Products Co. Project, Series 1994 A,
                                                      8.000% 12/01/24                                   1,760,000     1,896,558

See notes to investment portfolio.

18

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
INDUSTRIAL - (CONTINUED)
FOOD PRODUCTS - (CONTINUED)                                                                               Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  LA Port Lake Charles, Continental Grain Co.,
                                                    Project, Series 1993,
                                                      7.500% 07/01/13                                   2,000,000     2,033,400
                                                  MI State Strategic Fund, Michigan Sugar Co.:
                                                    Carollton Project, Series 1998 C,
                                                      6.550% 11/01/25                                   1,500,000     1,302,330
                                                    Sebewaing Project, Series 1998 A,
                                                      6.250% 11/01/15                                   1,000,000       938,510
                                                  -----------------------------------------------------------------------------
                                                                                              Food Products Total     6,170,798
FOREST PRODUCTS - 2.3%
------------------------------------------        -----------------------------------------------------------------------------
                                                  AL Camden Industrial Development Board,
                                                    Weyerhaeuser Company, Series 2003 B,
                                                      6.375% 12/01/24                                     275,000       295,254
                                                  AL Courtland Industrial Development Board
                                                    International Paper Co., Series 2003 B,
                                                      6.250% 08/01/25                                   2,000,000     2,118,860
                                                  GA Rockdale County Development Authority, Solid
                                                    Waste Disposal, Visy Paper, Inc., Series 1993,
                                                      7.500% 01/01/26                                   2,800,000     2,835,812
                                                  LA Beauregard Parish, Boise Cascade Project,
                                                    Series 2002,
                                                      6.800% 02/01/27                                   1,750,000     1,756,737
                                                  MI Delta County Economic Development Corp.,
                                                    Mead Westvaco Escambia Project, Series 2002 B,
                                                      6.450% 04/15/23                                     750,000       783,142
                                                  MS Lowndes County,
                                                    Weyerhaeuser Corp., Series 1992 A,
                                                      6.800% 04/01/22                                   1,995,000     2,351,646
                                                  VA Bedford County Industrial Development Revenue,
                                                    Nekoosa Packaging Corp. Project, Series 1998,
                                                      5.600% 12/01/25                                     400,000       337,880
                                                  -----------------------------------------------------------------------------
                                                                                            Forest Products Total    10,479,331
MANUFACTURING - 0.6%
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL Will-Kankakee Regional Development Authority,
                                                    Flanders Corp./Precisionaire, Series 1997,
                                                      6.500% 12/15/17                                     815,000       808,496
                                                  KS Wichita Airport Authority, Cessna Citation
                                                    Service Center, Series 2002 A,
                                                      6.250% 06/15/32                                   1,875,000     1,988,906
                                                  -----------------------------------------------------------------------------
                                                                                              Manufacturing Total     2,797,402
METALS & MINING - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
                                                  NV State Department of Business & Industry,
                                                    Wheeling-Pittsburgh Steel Corp., Series 1999 A,
                                                      8.000% 09/01/14                                     500,000       383,260


See notes to investment portfolio.

19

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
INDUSTRIAL - (CONTINUED)
METALS & Mining - (continued)                                                                             Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  VA Greensville County Industrial Development
                                                    Authority, Wheeling Steel, Series 1999 A:
                                                      6.375% 04/01/04                                     160,000       158,144
                                                      7.000% 04/01/14                                     930,000       713,022
                                                  -----------------------------------------------------------------------------
                                                                                            Metals & Mining Total     1,254,426
OIL AND GAS - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  NV Clark County Industrial Development Revenue,
                                                    Southwest Gas Corp. Project, Series 2003 E,
                                                      5.800% 03/01/38                                   1,750,000     1,889,878
                                                  TX Gulf Coast Industrial Development Authority,
                                                    Citgo Petroleum Project, Series 1998,
                                                      8.000% 04/01/28                                     875,000       908,976
                                                  TX Texas City Industrial Development Corp.,
                                                    Arco Pipe Line Co. Project, Series 1990,
                                                      7.375% 10/01/20                                   2,000,000     2,619,440
                                                  VI Government of United States Virgin Islands,
                                                    Hovensa Coker Project, Series 2002,
                                                      6.500% 07/01/21                                     125,000       130,551
                                                  VI Public Finance Authority, Hovensa
                                                    Refinery, Series 2003,
                                                      6.125% 07/01/22                                     875,000       893,156
                                                  -----------------------------------------------------------------------------
                                                                                                Oil and Gas Total     6,442,001
                                                                                                                    -----------
                                                                                                 INDUSTRIAL TOTAL    27,143,958
OTHER - 7.2%
OTHER - 1.7%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Golden State Tobacco Securitization Authority:
                                                    Series 2003 A-1:
                                                      6.250% 06/01/33                                   1,225,000     1,171,100
                                                      6.750% 06/01/39                                     235,000       231,191
                                                    Series 2003 B,
                                                      5.500% 06/01/43                                   1,250,000     1,228,188
                                                  LA Tobacco Settlement Financing Corp.,
                                                    Series 2001 B,
                                                      5.875% 05/15/39                                   1,000,000       871,660
                                                  NJ State Economic Development Authority, Motor
                                                    Vehicle Commission, Series 2003 A,
                                                      (a) 07/01/14                                      2,500,000     1,624,175
                                                  NY Convention Center Operating Corp.,
                                                    Yale Building Project, Series 2003,
                                                      (a) 06/01/08                                      2,100,000     1,657,530
                                                  SC Tobacco Settlement Revenue Management
                                                    Authority, Series 2001 B,
                                                      6.375% 05/15/28                                   1,000,000       940,390
                                                  -----------------------------------------------------------------------------
                                                                                                      Other Total     7,724,234

See notes to investment portfolio.

20

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
OTHER - (CONTINUED)
REFUNDED/ESCROWED (F) - 5.5%                                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------

                                                  CO Adams County, Series 1991 B:
                                                      11.250% 09/01/11 (g)                                905,000     1,342,416
                                                      11.250% 09/01/12                                  1,440,000     2,273,069
                                                  CO State Department of Transportation Revenue:
                                                    Series 2001 832R-B,
                                                      9.630% 06/15/15                                   2,000,000     2,678,160
                                                  CT State Development Authority,
                                                    New Haven Residuals, Series 1996,
                                                      8.250% 12/01/06                                     460,000       518,908
                                                  FL Tampa Bay, Utility Systems Revenue,
                                                    Series 1999,
                                                      5.750% 10/01/23 (h)                               7,500,000    10,181,550
                                                  GA Forsyth County Hospital Authority,
                                                    Baptist Hospital Worth County, Series 1998,
                                                      6.000% 10/01/08                                     755,000       831,610
                                                  GA State Municipal Electric Authority,
                                                    Series 1991 V,
                                                      6.600% 01/01/18                                     690,000       865,557
                                                  NC Eastern Municipal Power Agency,
                                                    Series 1991 A,
                                                      6.500% 01/01/18                                   3,320,000     4,252,787
                                                  NC Lincoln County, Lincoln County Hospital
                                                    Project, Series 1991,
                                                      9.000% 05/01/07                                     160,000       180,525
                                                  TN Shelby County Health Educational & Housing
                                                    Facilities Board, Open Arms Care Corp.:
                                                    Series 1992 A,
                                                      9.750% 08/01/19                                     290,000       365,397
                                                    Series 1992 C,
                                                      9.750% 08/01/19                                     290,000       365,472
                                                  WV State Hospital Finance Authority,
                                                    Charleston Medical Center, Series 2000 A,
                                                      6.750% 09/01/30                                     925,000     1,146,861
                                                  -----------------------------------------------------------------------------
                                                                                            Refunded/Escrow Total    25,002,312
                                                                                                                    -----------
                                                                                                      OTHER TOTAL    32,726,546
OTHER REVENUE - 1.5%
HOTEL - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  PA Philadelphia Authority for Industrial Development,
                                                    Doubletree Project, Series 1997 A,
                                                      6.500% 10/01/27                                   2,000,000     1,990,460
                                                  -----------------------------------------------------------------------------
                                                                                                      Hotel Total     1,990,460
RECREATION - 0.9%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Agua Caliente Band of Cahuilla Indians,
                                                    Series 2003,
                                                      6.000% 07/01/18                                   1,000,000     1,009,730


See notes to investment portfolio.

21

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
OTHER REVENUE - (CONTINUED)
RECREATION - (CONTINUED)                                                                                  Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CT Mohegan Indians Tribe, Gaming Authority,
                                                    Series 2001,
                                                      6.250% 01/01/31                                     475,000       504,113
                                                  FL Capital Trust Agency, Seminole Tribe
                                                    Convention Center, Series 2002 A,
                                                      10.000% 10/01/33                                  2,050,000     2,538,925
                                                  NM Red River Sports Facilities Revenue,
                                                    Red River Ski Area Project, Series 1998,
                                                      6.450% 06/01/07                                     170,000       172,676
                                                  -----------------------------------------------------------------------------
                                                                                                 Recreation Total     4,225,444
RETAIL - 0.1%
------------------------------------------        -----------------------------------------------------------------------------
                                                  OH Lake County, North Madison Properties, Ltd.
                                                    Project, Series 1993,
                                                      8.819% 09/01/11                                     485,000       481,649
                                                  -----------------------------------------------------------------------------
                                                                                                     Retail Total       481,649
                                                                                                                    -----------
                                                                                              OTHER REVENUE TOTAL     6,697,553
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL Development Finance Authority,
                                                    Waste Management, Inc. Project, Series 1997,
                                                      5.050% 01/01/10                                     250,000       259,757
                                                  MA State Development Finance Agency, Peabody
                                                    Monofill Associates, Inc. Project, Series 1994,
                                                      9.000% 09/01/05                                     330,000       342,167
                                                  UT Carbon County, Solid Waste Disposal Revenue,
                                                    Laidlaw Environmental, Series 1997 A,
                                                      7.450% 07/01/17                                   1,500,000     1,534,065
                                                  -----------------------------------------------------------------------------
                                                                                                   Disposal Total     2,135,989
RESOURCE RECOVERY - 0.8%
------------------------------------------        -----------------------------------------------------------------------------
                                                  MA State Development Finance Agency,
                                                    Ogden Haverhill Project:
                                                    Series 1998 A,
                                                      5.500% 12/01/13                                     500,000       497,965
                                                    Series 1999 A,
                                                      6.700% 12/01/14                                     750,000       795,263
                                                  PA Delaware County Industrial Development
                                                    Authority, American Ref-Fuel Co., Series 1997 A,
                                                      6.200% 07/01/19                                   2,225,000     2,304,143
                                                  -----------------------------------------------------------------------------
                                                                                          Resource Recovery Total     3,597,371
                                                                                                                    -----------
                                                                                          RESOURCE RECOVERY TOTAL     5,733,360
TAX-BACKED - 17.6%
LOCAL APPROPRIATED - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Compton Certificates of Participation, Civic
                                                    Center & Captial Improvements, Series 1997 A,
                                                      5.500% 09/01/15                                   1,500,000     1,572,660

See notes to investment portfolio.

22

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - (CONTINUED)
LOCAL APPROPRIATED - (CONTINUED)                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Southeast Resource Recovery Facilities
                                                    Authority, Series 2003 B,
                                                      5.375% 12/01/18                                   2,000,000     2,148,280
                                                  MO St. Louis Industrial Development Authority,
                                                    St. Louis Convention Center Hotel, Series 2000,
                                                      (a) 07/15/18                                      3,000,000     1,526,610
                                                  SC Berkeley County School District, Securing
                                                    Assets for Education, Series 2003,
                                                      5.000% 12/01/28                                   2,000,000     1,991,160
                                                  -----------------------------------------------------------------------------
                                                                                         Local Appropriated Total     7,238,710
LOCAL GENERAL OBLIGATIONS - 5.0%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA East Side Union High School District,
                                                    Series 2003 B,
                                                      5.100% 02/01/20                                   1,320,000     1,461,121
                                                  CA Empire Union School District, Series 1987-1 A,
                                                      (a) 10/01/21                                      1,665,000       690,575
                                                  CA Los Angeles Community College District,
                                                    Series 2003 B,
                                                      5.000% 08/01/19                                   2,000,000     2,138,120
                                                  CA Los Angeles Unified School District:
                                                    Series 1997 E,
                                                      5.125% 01/01/27                                   3,800,000     3,944,476
                                                    Series 2002,
                                                      5.750% 07/01/16                                     800,000       947,944
                                                  CA Modesto High School District,
                                                    Series 2002 A,
                                                      (a) 08/01/19                                      2,650,000     1,259,651
                                                  CA Rocklin Unified School District,
                                                    Election of 2002, Series 2003,
                                                      (a) 08/01/17                                      3,130,000     1,678,619
                                                  CA William S. Hart Union High School District,
                                                    Series 2003 A,
                                                      5.000% 09/01/19                                   1,625,000     1,737,986
                                                  CO Red Sky Ranch Metropolitan District,
                                                    Series, 2003,
                                                      6.050% 12/01/33                                   1,000,000     1,003,350
                                                  NY New York City:
                                                    Series 1995 B,
                                                      7.250% 08/15/07                                   1,000,000     1,160,650
                                                    Series 2003 J,
                                                      5.500% 06/01/18                                   1,500,000     1,642,980
                                                  OH Dublin City School District,
                                                    Series 2003,
                                                      5.000% 12/01/20                                   2,450,000     2,607,560
                                                  TX Dallas County Flood Control District,
                                                    Series 2002,
                                                      7.250% 04/01/32                                   1,000,000     1,027,840


See notes to investment portfolio.

23

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - (CONTINUED)
LOCAL GENERAL OBLIGATIONS - (CONTINUED)                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  WA Clark County School District #37
                                                    Vancouver, Series 2001B,
                                                      (a) 12/01/18                                      2,500,000     1,239,325
                                                  -----------------------------------------------------------------------------
                                                                                  Local General Obligations Total    22,540,197
SPECIAL NON-PROPERTY TAX - 3.6%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CO State Department of Transportation
                                                    Revenue, Series 2001 832R-A,
                                                      9.630% 06/15/14                                   3,000,000     3,853,410
                                                  FL Northern Palm Beach County
                                                    Improvement District, Series 1999:
                                                      5.900% 08/01/19                                     500,000       565,265
                                                      6.000% 08/01/29                                     750,000       850,493
                                                  MO St. Louis County Industrial
                                                    Development Authority, Kiel Center
                                                    Arena, Series 1992,
                                                      7.875% 12/01/24                                   3,000,000     3,066,990
                                                  NY State Thruway Authority,
                                                    Series 2003 A,
                                                      5.000% 03/15/20                                   3,500,000     3,719,975
                                                  PR Commonwealth Highway &
                                                    Transportation Authority,
                                                    Series 2003 AA:
                                                      5.500% 07/01/18                                   1,225,000     1,430,114
                                                      5.500% 07/01/19                                   2,320,000     2,707,370
                                                  -----------------------------------------------------------------------------
                                                                                   Special Non-Property Tax Total    16,193,617
SPECIAL PROPERTY TAX - 4.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Carson Improvement Board Act 1915,
                                                    Series 1992,
                                                      7.375% 09/02/22                                     140,000       141,729
                                                  CA Huntington Beach Community
                                                    Facilities District, Grand Coast Resort,
                                                    Series 2000-1,
                                                      6.450% 09/01/31                                   1,250,000     1,294,350
                                                  CA Irvine Improvement Bond Act 1915,
                                                    No. 00-18-GRP 3, Series 2003,
                                                      5.550% 09/02/26                                     500,000       502,930
                                                  CA Oceanside Community Development
                                                    Commissions, Downtown
                                                    Redevelopment Project, Series 2003,
                                                      5.700% 09/01/25                                     500,000       501,650
                                                  CA Orange County Community Facilities District,
                                                    Ladera Ranch:
                                                    Series 1999 A,
                                                      6.500% 08/15/21                                   1,000,000     1,046,870
                                                    Series 2003 A,
                                                      5.550% 08/15/33                                   1,000,000       995,610

See notes to investment portfolio.

24

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - (CONTINUED)
SPECIAL PROPERTY TAX - (CONTINUED)                                                                        Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Orange County Improvement Bond
                                                    Act 1915, Phase IV, No. 01-1-B,
                                                    Series 2003,
                                                      5.750% 09/02/33                                   1,000,000     1,012,470
                                                  CA Pleasanton Joint Powers Financing
                                                    Authority, Series 1993 B,
                                                      6.750% 09/02/17                                   1,740,000     1,789,590
                                                  CA Redwood City Community Facilities
                                                    District, 1 Redwood, Series 2003 B,
                                                      6.000% 09/01/33                                     700,000       718,501
                                                  CA Temecula Valley Unified School District,
                                                    Series 2003,
                                                      6.125% 09/01/33                                     600,000       608,226
                                                  FL Brandy Creek Community
                                                    Development District, Series 2003 A,
                                                      6.350% 05/01/34                                   1,000,000     1,010,220
                                                  FL Celebration Community Development
                                                    District, Series 2003A,
                                                      6.400% 05/01/34                                   1,000,000     1,028,540
                                                  FL Colonial Country Club Community
                                                    Development District, Series 2003,
                                                      6.400% 05/01/33                                     750,000       772,628
                                                  FL Double Branch Community
                                                    Development District:
                                                    Series 2002 A,
                                                      6.700% 05/01/34                                     700,000       729,932
                                                    Series 2003 B,
                                                      5.375% 05/01/08                                   1,190,000     1,205,327
                                                  FL Heritage Palms Community
                                                    Development District, Series 1999,
                                                      6.250% 11/01/04                                     475,000       479,346
                                                  FL Islands at Doral Southwest
                                                    Community Development District,
                                                    Series 2003,
                                                      6.375% 05/01/35                                     770,000       791,460
                                                  FL Lexington Oaks Community
                                                    Development District:
                                                    Series 1998 A,
                                                      6.125% 05/01/19                                     260,000       264,293
                                                    Series 1998 B,
                                                      5.500% 05/01/05                                     130,000       130,861
                                                    Series 2000 A:
                                                      7.200% 05/01/30                                     685,000       721,880
                                                      6.700% 05/01/33                                     250,000       260,432
                                                  FL Orlando, Conroy Road Interchange Project,
                                                    Series 1998 A:
                                                      5.500% 05/01/10                                     325,000       333,408
                                                      5.800% 05/01/26                                     600,000       605,394


See notes to investment portfolio.

25

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - (CONTINUED)
SPECIAL PROPERTY TAX - (CONTINUED)                                                                        Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  FL Stoneybrook Community Development District:
                                                    Series 1998 A,
                                                      6.100% 05/01/19                                     805,000       818,669
                                                    Series 1998 B,
                                                      5.700% 05/01/08                                     105,000       106,210
                                                  FL Westchester Community Development District,
                                                    Series 2003,
                                                      6.125% 05/01/35                                     800,000       793,856
                                                  MI Pontiac Finance Authority,
                                                    Development Area No. 3, Series 2002,
                                                      6.375% 06/01/31                                   1,000,000     1,008,330
                                                  -----------------------------------------------------------------------------
                                                                                       Special Property Tax Total    19,672,712
STATE APPROPRIATED - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  NY Triborough Bridge & Tunnel Authority, Javits
                                                    Convention Center Project, Series 1990 E,
                                                      7.250% 01/01/10                                   2,000,000     2,309,100
                                                  -----------------------------------------------------------------------------
                                                                                         State Appropriated Total     2,309,100
STATE GENERAL OBLIGATIONS - 2.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA State, Series 2003:
                                                      5.250% 02/01/18                                   2,000,000     2,144,320
                                                      5.250% 02/01/20 (d)                               2,000,000     2,125,420
                                                  MA Massachusetts Bay Transportation Authority,
                                                    Series 1992 B,
                                                      6.200% 03/01/16                                   5,825,000     7,101,257
                                                  -----------------------------------------------------------------------------
                                                                                  State General Obligations Total    11,370,997
                                                                                                                    -----------
                                                                                                 TAX-BACKED TOTAL    79,325,333
TRANSPORTATION - 8.0%
AIR TRANSPORTATION - 3.3%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA Los Angeles Regional Airports Improvement
                                                    Corp., American Airlines, Inc., Series 2002 C,
                                                      7.500% 12/01/24                                     500,000       495,260
                                                  FL Capital Trust Agency, Air Cargo Orlando Project,
                                                    Series 2003,
                                                      6.750% 01/01/32                                     650,000       617,091
                                                  IL Chicago O'Hare International Airport,
                                                    United Airlines, Inc., Series 2000 A,
                                                      6.750% 11/01/11 (c)                               1,600,000       438,032
                                                  IN Indianapolis Airport Authority, Federal
                                                    Express Corp. Project, Series 1994,
                                                      7.100% 01/15/17                                   1,000,000     1,044,720
                                                  KY Kenton County Airport Board,
                                                    Delta Airlines, Inc. Project, Series 1992,
                                                      7.500% 02/01/20                                     500,000       499,035
                                                  MA State Port Authority, Delta Airlines, Inc.,
                                                    Series 2001 A,
                                                      5.500% 01/01/16                                   2,935,000     3,162,228

See notes to investment portfolio.

26

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
TRANSPORTATION - (CONTINUED)
AIR TRANSPORTATION - (CONTINUED)                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  MN Minneapolis & St. Paul Metropolitan Airports
                                                    Commission, Northwest Airlines Project:
                                                    Series 2001 A,
                                                      7.000% 04/01/25                                     825,000       775,162
                                                    Series 2001 B,
                                                      6.500% 04/01/25                                     500,000       486,555
                                                  NC Charlotte, US Airway, Inc.:
                                                    Series 1998,
                                                      5.600% 07/01/27                                     500,000       326,750
                                                    Series 2000,
                                                      7.750% 02/01/28                                   1,250,000     1,130,150
                                                  NJ State Economic Development Authority,
                                                    Continental Airlines, Inc. Project, Series 2003,
                                                      9.000% 06/01/33                                   1,000,000     1,070,790
                                                  PA Philadelphia Authority for Industrial
                                                    Development, Aero Philadelphia, Series 1999:
                                                      5.250% 01/01/09                                     350,000       329,462
                                                      5.500% 01/01/24                                   1,000,000       794,660
                                                  TX Alliance Airport Authority, AMR Corp.,
                                                    Series 1991,
                                                      7.000% 12/01/11                                   2,070,000     1,880,098
                                                  TX Houston Industrial Development Corp.,
                                                    United Parcel Service, Series 2002,
                                                      6.000% 03/01/23                                   1,100,000     1,117,105
                                                  WA Port Seattle, Northwest Airlines, Inc. Project,
                                                    Series 2001,
                                                      7.250% 04/01/30                                     925,000       881,913
                                                  -----------------------------------------------------------------------------
                                                                                         Air Transportation Total    15,049,011
AIRPORT - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  DC Metropolitan Washington Airports Authority,
                                                    Series 2003 A,
                                                      5.000% 10/01/33                                   1,500,000     1,518,360
                                                  NC Charlotte Airport Revenue,
                                                    Series 1999,
                                                      10.680% 04/20/19 (g)                              4,000,000     4,941,280
                                                  -----------------------------------------------------------------------------
                                                                                                    Airport Total     6,459,640
PORTS - 1.5%
------------------------------------------        -----------------------------------------------------------------------------
                                                  WA Port of Seattle:
                                                    Series 2000 A,
                                                      10.580% 02/01/10                                  1,250,000     1,623,375
                                                    Series 2000 B,
                                                      10.580% 02/01/11                                  3,750,000     4,895,475
                                                  -----------------------------------------------------------------------------
                                                                                                      Ports Total     6,518,850


See notes to investment portfolio.

27

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
TRANSPORTATION - (CONTINUED)
TOLL FACILITIES - 1.4%                                                                                    Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  CO E-470 Public Highway
                                                    Authority, Series 2000 B:
                                                      (a) 09/01/18                                      4,000,000     2,012,440
                                                      (a) 09/01/35                                     17,500,000     1,706,600
                                                  CO Northwest Parkway Public Highway Authority,
                                                    Series 2001 D,
                                                      7.125% 06/15/41                                   1,750,000     1,784,667
                                                  MA State Turnpike Authority, Series 1997 C
                                                      (a) 01/01/20                                      2,000,000       939,860
                                                  -----------------------------------------------------------------------------
                                                                                            Toll Facilities Total     6,443,567
TRANSPORTATION - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                  NV State Department of Business &
                                                    Industry, Las Vegas Monorail Project,
                                                    Series 2000,
                                                      7.375% 01/01/40                                   1,750,000     1,750,297
                                                  -----------------------------------------------------------------------------
                                                                                             Transportation Total     1,750,297
                                                                                                                    -----------
                                                                                             TRANSPORTATION TOTAL    36,221,365
UTILITY - 16.5%
INDEPENDENT POWER PRODUCER - 4.1%
------------------------------------------        -----------------------------------------------------------------------------
                                                  MI Midland County Economic Development Corp.,
                                                    Series 2000 A,
                                                      6.875% 07/23/09                                   1,650,000     1,721,148
                                                  NY Port Authority of New York & New Jersey,
                                                    KAIC Power Project, Series 1996,
                                                      6.750% 10/01/11                                   1,000,000     1,049,780
                                                  PA Carbon City Industrial Development Panther
                                                    Creek Partners Project, Series 2000,
                                                      6.650% 05/01/10                                   1,000,000     1,086,450
                                                  PA State Economic Development Financing
                                                    Authority, Colver Project, Series 1994 D,
                                                      7.150% 12/01/18                                   1,650,000     1,719,515
                                                  PA State Economic Development Financing
                                                    Authority, Northampton Generating:
                                                    Series 1994 A,
                                                      6.500% 01/01/13                                   3,000,000     3,049,560
                                                    Series 1994 B,
                                                      6.750% 01/01/07                                   3,000,000     3,094,890
                                                  VA Pittsylvania County Industrial
                                                    Development Authority, Multi-trade of
                                                    Pittsylvania, Series 1994 A:
                                                      7.450% 01/01/09                                   3,500,000     3,508,260
                                                      7.500% 01/01/14                                     500,000       498,950
                                                      7.550% 01/01/19                                   2,600,000     2,586,532
                                                  -----------------------------------------------------------------------------
                                                                                 Independent Power Producer Total    18,315,085

See notes to investment portfolio.

28

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
MUNICIPAL BONDS - (CONTINUED)
UTILITY - (CONTINUED)
INVESTOR OWNED - 4.1%                                                                                     Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  AZ Maricopa County Pollution Control Corp.,
                                                    El Paso Electric Co. Project, Series 2002 A,
                                                      6.250% 05/01/37                                   1,000,000     1,047,860
                                                  FL Polk County Industrial Development Authority,
                                                    Tampa Electric Co. Project, Series 1996,
                                                      5.850% 12/01/30                                   1,500,000     1,500,795
                                                  IL State Development Finance Authority Pollution
                                                    Control Revenue, Peoples Gas Light & Coke Co.,
                                                    Series 2003 E,
                                                      4.875% 11/01/38                                   2,500,000     2,547,300
                                                  IN Petersburg, Indiana Power & Light Co.:
                                                    Series 1991,
                                                      5.750% 08/01/21                                   1,000,000       987,640
                                                    Series 1995,
                                                      6.625% 12/01/24                                     255,000       261,168
                                                  LA Calcasieu Parish Industrial Development Board,
                                                    Entergy Gulf States, Inc., Series 1999,
                                                      5.450% 07/01/10                                     500,000       503,635
                                                  LA West Feliciana Parish, Entergy Gulf States, Inc.,
                                                    Series 1999 B,
                                                      6.600% 09/01/28                                     250,000       254,767
                                                  MS State Business Finance Corp., Systems Energy
                                                    Resources, Inc. Project, Series 1999,
                                                      5.900% 05/01/22                                   1,500,000     1,503,840
                                                  MT Forsyth Pollution Control
                                                    Revenue, Portland General Electric Co.,
                                                    Series 1998 A,
                                                      5.200% 05/01/33                                     375,000       387,731
                                                  NM Farmington Pollution Control
                                                    Revenue, Tucson Electric Power Co.,
                                                    Series 1997 A,
                                                      6.950% 10/01/20                                   2,000,000     2,099,700
                                                  PA Beaver County Industrial
                                                    Development Authority, Toledo Edison Co.
                                                    Project, Series 1995,
                                                      7.625% 05/01/20                                   2,000,000     2,152,840
                                                  SC Berkeley County Pollution Control Facilities
                                                    Revenue, South Carolina Generating Co. Project,
                                                    Series 2003,
                                                      4.875% 10/01/14                                   1,500,000     1,594,785
                                                  TX Brazos River Authority, Texas Utilities
                                                    Electric Co. Project:
                                                    Series 2001 C,
                                                      5.750% 05/01/36                                     650,000       681,226
                                                    Series 2003 C,
                                                      6.750% 10/01/38                                   1,650,000     1,743,192


See notes to investment portfolio.

29

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
UTILITY - (CONTINUED)
INVESTOR OWNED - (CONTINUED)                                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  WY Converse County Pollution Control
                                                    Revenue, PacifiCorp, Series 1988,
                                                      3.900% 01/01/14                                   1,500,000     1,461,480
                                                  -----------------------------------------------------------------------------
                                                                                             Investor Owned Total    18,727,959
JOINT POWER AUTHORITY - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
                                                  GA State Municipal Electric Authority,
                                                    Series 1991 V,
                                                      6.600% 01/01/18                                   3,375,000     4,151,318
                                                  NC Eastern Municipal Power Agency:
                                                    Series 1991 A,
                                                      6.500% 01/01/18                                   1,680,000     2,001,031
                                                    Series 2003 C,
                                                      5.375% 01/01/17                                   1,000,000     1,057,350
                                                  -----------------------------------------------------------------------------
                                                                                      Joint Power Authority Total     7,209,699
MUNICIPAL ELECTRIC - 5.0%
------------------------------------------        -----------------------------------------------------------------------------
                                                  MN Western Municipal Power Agency,
                                                    Series 2003 B,
                                                      5.000% 01/01/15 (d)                                 500,000       557,825
                                                  NY Long Island Power Authority:
                                                    Series 1998-8 C,
                                                      5.000% 04/01/10                                   2,000,000     2,233,340
                                                    Series 2003 A,
                                                      5.000% 06/01/09                                   2,000,000     2,187,040
                                                  PR Electric Power Authority,
                                                    Series 1998 NN,
                                                      5.500% 07/01/20                                   1,005,000     1,131,198
                                                  TX Lower Colorado River Authority,
                                                    Series 1999 A,
                                                      5.500% 05/15/21                                  15,000,000    16,488,300
                                                  -----------------------------------------------------------------------------
                                                                                         Municipal Electric Total    22,597,703
WATER & SEWER - 1.7%
------------------------------------------        -----------------------------------------------------------------------------
                                                  CA State Department of Water
                                                    Resources, Cent Valley Project, Series
                                                    Series 2002 X,
                                                      5.500% 12/01/17                                   1,300,000     1,512,576
                                                  FL Key West Sewer Revenue,
                                                    Series 2003,
                                                      5.250% 10/01/18                                   1,000,000     1,111,130
                                                  MO Water System Revenue, V Lakes
                                                    Utility District, Series 1994,
                                                      8.250% 07/15/24                                     400,000       390,488
                                                  NH State Industrial Development
                                                    Authority, Pennichuck Water Works,
                                                    Inc. Project, Series 1988,
                                                      7.500% 07/01/18                                     470,000       529,573

See notes to investment portfolio.

30

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

MUNICIPAL BONDS - (CONTINUED)
UTILITY - (CONTINUED)
WATER & SEWER - (CONTINUED)                                                                               Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  PA Dauphin County Industrial
                                                    Development Authority, Dauphin Water
                                                    Supply Co., Series 1992 A,
                                                      6.900% 06/01/24                                   3,200,000     3,990,176
                                                  -----------------------------------------------------------------------------
                                                                                              Water & Sewer Total     7,533,943
                                                                                                                    -----------
                                                                                                    UTILITY TOTAL    74,384,389

                                                  TOTAL MUNICIPAL BONDS
                                                  (COST OF $412,570,380)                                            421,610,232

MUNICIPAL PREFERRED STOCKS - 0.8%
HOUSING - 0.8%
MULTI-FAMILY - 0.8%                                                                                        Shares
------------------------------------------        -----------------------------------------------------------------------------
                                                  Charter Municipal Mortgage Acceptance Co.:
                                                      6.625% 06/30/49 (i)                               2,000,000     2,137,380
                                                      7.600% 11/30/50 (i)                               1,500,000     1,640,040


                                                  TOTAL MUNICIPAL PREFERRED STOCKS
                                                  (COST OF $3,500,000)                                                3,777,420

SHORT-TERM OBLIGATIONS - 4.2%
VARIABLE RATE DEMAND NOTES (J) - 4.2%                                                                     Par ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  AZ Phoenix Industrial Development Authority,
                                                    Valley of the Sun YMCA Project, Series 2001,
                                                      1.370% 01/01/31                                   1,400,000     1,400,000
                                                  IA Hills Healthcare Revenue, Mercy
                                                    Hospital Project, Series 2002,
                                                      1.320% 08/01/32                                      10,000        10,000
                                                  IA State Finance Authority, Drake
                                                    University Project, Series 2001,
                                                      1.370% 07/01/31                                     800,000       800,000
                                                    Village Court Associates:
                                                    Series 1985 A,
                                                      1.300% 11/01/15                                     300,000       300,000
                                                    Series 1985 B,
                                                      1.300% 11/01/15                                     100,000       100,000
                                                  IA Woodbury County, Siouxland Medical
                                                    Education Foundation, Series 1996,
                                                      1.350% 11/01/16                                   1,500,000     1,500,000
                                                  ID State Health Facilities Authority Revenue,
                                                    St. Luke's Regional Medical Center Project,
                                                    Series 1995,
                                                      1.320% 05/01/22                                     200,000       200,000
                                                  IL Quad Cities Regional Economic
                                                    Development Authority, Two Rivers
                                                    YMCA Project, Series 2002
                                                      1.370% 12/01/31                                   1,900,000     1,900,000


See notes to investment portfolio.

31

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
SHORT-TERM OBLIGATIONS - (CONTINUED)
VARIABLE RATE DEMAND NOTES (J) - (CONTINUED)                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  IL State Health Facilities Authority
                                                    Revenue: Bromenn Healthcare Inc.,
                                                    Series 2002,
                                                      1.320% 08/15/32                                     700,000       700,000
                                                    OSF Healthcare System, Series 2002,
                                                      1.330% 11/15/27                                   1,500,000     1,500,000
                                                  IN State Development Financing
                                                    Authority Revenue, Cathedral High
                                                    School, Series 2001,
                                                      1.370% 09/02/26                                     600,000       600,000
                                                  IN State Health Facilities Financing
                                                    Authority Revenue, Fayette Memorial
                                                    Hospital Association, Series 2002 A,
                                                      1.370% 10/01/32                                   3,400,000     3,400,000
                                                  MN State Department of Revenue:
                                                    Brooklyn Center, Brookdale Corp. II Project,
                                                    Series 2001,
                                                      1.370% 12/01/14                                     900,000       900,000
                                                    Mankato, Bethany Lutheran College,
                                                    Series 2000 B,
                                                      1.370% 11/01/15                                     400,000       400,000
                                                  MO State Health & Education Facilities
                                                    Revenue, Washington University,
                                                    Series 1996 C,
                                                      1.320% 09/01/30                                   1,500,000     1,500,000
                                                  ND Ward County Health Care Facilities
                                                    Revenue, Trinity Health, Series 2002 A,
                                                      1.370% 07/01/29                                     195,000       195,000
                                                  NY New York City,
                                                    Series 1993 A-4,
                                                      1.300% 08/01/22                                     300,000       300,000
                                                  UT Eagle Mountain Gas & Electric Revenue,
                                                    Series 2001,
                                                      1.300% 12/01/25                                     700,000       700,000
                                                  WI State Health & Education Facilities
                                                    Authority: ProHealth Care Inc.,
                                                    Series 2001 B,
                                                      1.320% 08/15/30                                     400,000       400,000
                                                    Riverview Hospital Association, Series 2001,
                                                      1.370% 10/01/30                                     600,000       600,000
                                                  WY Lincoln County Pollution Control
                                                    Revenue, Exxon Project, Series 1984 D,
                                                      1.140% 11/01/04                                   1,000,000     1,000,000
                                                  WY Uinta County Pollution Control
                                                    Revenue, Chevron Corporation,
                                                    Series 1992,
                                                      1.300% 12/01/22                                     600,000       600,000
                                                  -----------------------------------------------------------------------------

                                                  TOTAL SHORT-TERM OBLIGATIONS
                                                  (COST OF $19,005,000)                                              19,005,000


See notes to investment portfolio.

32

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund
                                                                                                                      Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  TOTAL INVESTMENTS - 98.4%
                                                  (COST OF $435,075,380)(K)                                         444,392,652

                                                  OTHER ASSETS & Liabilities, Net - 1.6%                              6,960,229
                                                  Net Assets - 100.0%                                               451,352,881


Notes To Investment Portfolio:
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At December 31, 2003, the value of these securities amounted to $3,059,872, which represents 0.7% of net assets.

                                                  ACQUISITION      ACQUISITION
   SECURITY                                          DATE              COST
   ------------------------------------------------------------------------
   CA Abag Finance Authority for Nonprofit Corps.,
      Eskaton Gold River Lodge, Series 1998:
        6.375% 11/15/15                            07/30/98         $ 706,431
        6.375% 11/15/28                            07/30/98           541,288
   CA Statewide Community Development Authority,
      Eskaton Village - Grass Valley, Series 2000,
        8.250% 11/15/31                            09/08/00         1,750,000
                                                                    ---------
                                                                   $2,997,719
                                                                    =========

(c) As of December 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.2% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(d) Security purchased on a delayed delivery basis.
(e) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(f) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principal and interest.
(g) These securities, or a portion thereof, with a total market value of $1,832,665 are being used to collateralized open futures contracts.
(h) Variable rate security. The rate reported is the rate in effect at December 31, 2003.
(i) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $3,777,420 or 0.8% of net assets.
(j) Variable rate demand notes (VRDN) are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of December 31, 2003.
(k) Cost for federal income tax purposes is $434,789,943.

Short futures contracts open at December 31, 2003:

                                   PAR VALUE                      UNREALIZED
                                  COVERED BY      EXPIRATION     DEPRECIATION
              TYPE                 CONTRACTS         MONTH        AT 12/31/03
   ----------------------------------------------------------------------------
   10 Year U.S. Treasury Notes    $94,600,000       Mar-04        $(905,949)

            ACRONYM                       NAME
     -------------------------------------------------------------
             Abag          Association of Bay Area Government


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

                                                                                                                           ($)
------------------------------------------        ----------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                             435,075,380
                                                  Investments, at value                                            444,392,652
                                                  Cash                                                               1,987,638
                                                  Receivable for:
                                                    Fund shares sold                                                 1,723,307
                                                    Interest                                                         7,329,330
                                                  Deferred Trustees' compensation plan                                  10,891
                                                  Other assets                                                          29,498
                                                                                                                   -----------
                                                                                                     Total Assets  455,473,316

                               LIABILITIES        Payable for:
                                                    Investments purchased on a delayed delivery basis                1,969,810
                                                    Fund shares repurchased                                            475,867
                                                    Futures variation margin                                           147,812
                                                    Distributions                                                      970,668
                                                    Investment advisory fee                                            154,981
                                                    Administration fee                                                  43,243
                                                    Transfer agent fee                                                  45,164
                                                    Registration fee                                                   210,856
                                                    Distribution and service fees                                       53,719
                                                    Deferred Trustees' fees                                             10,891
                                                    Other liabilities                                                   37,424
                                                                                                                   -----------
                                                                                                Total Liabilities    4,120,435

                                                                                                      NET ASSETS   451,352,881
                                                  ----------------------------------------------------------------------------
                 COMPOSITION OF NET ASSETS        Paid-in capital                                                  465,394,651
                                                  Undistributed net investment income                                   40,183
                                                  Accumulated net realized loss                                    (22,493,276)
                                                  Net unrealized appreciation (depreciation) on:
                                                    Investments                                                      9,317,272
                                                    Futures contracts                                                 (905,949)

                                                                                                      NET ASSETS   451,352,881
                                                  ----------------------------------------------------------------------------
                                   CLASS A        Net assets                                                        80,319,967
                                                  Shares outstanding                                                 7,132,129
                                                  Net asset value per share                                              11.26
                                                  Maximum offering price per share ($11.26/0.9525)                       11.82

                                   CLASS B        Net assets                                                        46,604,781
                                                  Shares outstanding                                                 4,138,297
                                                  Net asset value and offering price per share                           11.26

                                   CLASS C        Net assets                                                        10,903,896
                                                  Shares outstanding                                                   968,241
                                                  Net asset value and offering price per share                           11.26

                                   CLASS Z        Net assets                                                       313,524,237
                                                  Shares outstanding                                                27,840,543
                                                  Net asset value, offering and redemption price per share               11.26


See notes to financial statements.


STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

                                                                                                                           ($)
------------------------------------------        ----------------------------------------------------------------------------
                         INVESTMENT INCOME        Dividends                                                              5,023
                                                  Interest                                                          12,650,568
                                                                                                                   -----------
                                                   Total Investment Income                                          12,655,591
                                                  ----------------------------------------------------------------------------
                                  EXPENSES        Investment advisory fee                                              877,622
                                                  Administration fee                                                   247,684
                                                  Distribution fee:
                                                    Class B                                                            184,818
                                                    Class C                                                             37,599
                                                  Service fee:
                                                    Class A                                                             78,476
                                                    Class B                                                             49,285
                                                    Class C                                                              9,979
                                                  Transfer agent fee                                                   281,951
                                                  Pricing and bookkeeping fees                                          69,695
                                                  Trustees' fees                                                         7,144
                                                  Custody fee                                                            9,720
                                                  Other expenses                                                       127,320
                                                                                                                   -----------
                                                   Total Operating Expenses                                          1,981,293
                                                  Fees waived by Distributor - Class C                                  (7,660)
                                                  Custody earnings credit                                               (1,616)
                                                                                                                   -----------
                                                   Net Expenses                                                      1,972,017
                                                                                                                   -----------
                                                  Net Investment Income                                             10,683,574
                                                  ----------------------------------------------------------------------------

               NET REALIZED AND UNREALIZED        Net realized gain (loss) on:
                GAIN (LOSS) ON INVESTMENTS          Investments                                                     (3,170,618)
                     AND FUTURES CONTRACTS          Futures contracts                                                1,681,240
                                                                                                                   -----------
                                                     Net realized loss                                              (1,489,378)

                                                  Net change in unrealized
                                                    appreciation/depreciation on:
                                                    Investments                                                      3,467,587
                                                    Futures contracts                                               (1,096,199)
                                                                                                                   -----------
                                                     Net change in unrealized appreciation/depreciation              2,371,388
                                                                                                                   -----------
                                                  Net Gain                                                             882,010
                                                                                                                   -----------
                                                  Net Increase in Net Assets from Operations                        11,565,584



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
December 31, 2003 (Unaudited)
                                              Columbia High Yield Municipal Fund

                                                                                                      (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                         ENDED      YEAR ENDED
                                                                                                     DECEMBER 31,    JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                      2003($)     2003(A)($)
------------------------------------------        -----------------------------------------------------------------------------
                               OPERATIONS:        Net investment income                               10,683,574    18,325,751
                                                  Net realized loss on investments
                                                  and futures contracts                               (1,489,378)   (3,496,306)
                                                  Net change in unrealized appreciation/depreciation
                                                  on investments and futures contracts                 2,371,388     6,334,881
                                                                                                      -----------   -----------
                                                    Net Increase from Operations                      11,565,584    21,164,326
                                                  -----------------------------------------------------------------------------
   DISTRIBUTIONS DECLARED TO SHAREHOLDERS:        From net investment income:
                                                    Class A                                           (1,846,315)   (4,696,423)
                                                    Class B                                             (974,031)   (3,013,907)
                                                    Class C                                             (203,843)     (296,718)
                                                    Class Z                                           (6,972,273)  (13,994,707)
                                                                                                      -----------   -----------
                                                       Total Distributions Declared to Shareholders   (9,996,462)  (22,001,755)
                                                  -----------------------------------------------------------------------------
                       SHARE TRANSACTIONS:        Class A:
                                                    Subscriptions                                      8,571,169    18,354,905
                                                    Proceeds received in connection with merger               --    76,068,209
                                                    Distributions reinvested                             769,996     2,010,003
                                                    Redemptions                                       (7,481,767)  (17,674,390)
                                                                                                      -----------   -----------
                                                      Net Increase                                     1,859,398    78,758,727
                                                  Class B:
                                                    Subscriptions                                      2,848,179     7,804,555
                                                    Proceeds received in connection with merger               --    58,601,899
                                                    Distributions reinvested                             413,031     1,355,241
                                                    Redemptions                                       (7,943,781)  (16,111,056)
                                                                                                     -----------    -----------
                                                      Net Increase (Decrease)                         (4,682,571)   51,650,639
                                                  Class C:
                                                    Subscriptions                                      2,943,876     6,010,197
                                                    Proceeds received in connection with merger               --     4,760,489
                                                    Distributions reinvested                              87,734       110,517
                                                    Redemptions                                       (1,283,105)   (1,770,277)
                                                                                                      -----------   -----------
                                                      Net Increase                                     1,748,505     9,110,926
                                                  Class Z:
                                                    Subscriptions                                     99,281,622    81,763,744
                                                    Distributions reinvested                           3,403,668    10,235,595
                                                    Redemptions                                      (35,348,314)  (60,473,287)
                                                                                                      -----------   -----------
                                                    Net Increase                                      67,336,976    31,526,052
                                                    Net Increase from Share Transactions              66,262,308   171,046,344
                                                      Total Increase in Net Assets                    67,831,430   170,208,915
                                                  -----------------------------------------------------------------------------

(a) On July 29, 2002, the existing Fund Class S shares were redesignated Class Z shares. Class B and Class C shares were initially offered on July 15, 2002.

See notes to financial statements.

36

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

                                                                                                      (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                         ENDED      YEAR ENDED
                                                                                                     DECEMBER 31,    JUNE 30,
                                                                                                        2003($)     2003(A)($)
------------------------------------------        -----------------------------------------------------------------------------
                               NET ASSETS:        Beginning of period                                383,521,451   213,312,536
                                                  End of period (including undistributed
                                                  (overdistributed) net investment income
                                                  of $40,183 and $(646,929), respectively)           451,352,881   383,521,451
                                                  -----------------------------------------------------------------------------
                        CHANGES IN SHARES:        Class A:
                                                    Subscriptions                                        771,628     1,639,804
                                                    Issued in connection with merger                          --     6,725,748
                                                    Issued for distributions reinvested                   69,364       177,053
                                                    Redemptions                                         (674,660)   (1,580,530)
                                                                                                     -----------    -----------
                                                      Net Increase                                       166,332     6,962,075
                                                  Class B:
                                                    Subscriptions                                        256,745       696,631
                                                    Issued in connection with merger                          --     5,181,423
                                                    Issued for distributions reinvested                   37,226       121,313
                                                    Redemptions                                         (716,223)   (1,438,818)
                                                                                                     -----------    -----------
                                                      Net Increase (Decrease)                           (422,252)    4,560,549
                                                  Class C:
                                                    Subscriptions                                        265,157       537,281
                                                    Issued in connection with merger                          --       420,910
                                                    Issued for distributions reinvested                    7,900         9,891
                                                    Redemptions                                         (114,835)     (158,063)
                                                                                                     -----------    -----------
                                                      Net Increase                                       158,222       810,019
                                                  Class Z:
                                                    Subscriptions                                      8,955,250     7,296,394
                                                    Issued for distributions reinvested                  306,739       915,399
                                                    Redemptions                                       (3,188,886)   (5,385,102)
                                                                                                     -----------    -----------
                                                      Net Increase                                     6,073,103     2,826,691

(a) On July 29, 2002, the existing Fund Class S shares were redesignated Class Z shares. Class B and Class C shares were initially offered on July 15, 2002.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

NOTE 1. ORGANIZATION

Columbia High Yield Municipal Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks a high level of total return consisting of current income exempt from federal income tax and opportunities for capital appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty High Yield Municipal Fund to Columbia High Yield Municipal Fund. Also on that date, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid for the year ended June 30, 2003 was as follows:

                                                      2003
----------------------------------------------------------
    Tax-Exempt Income                          $21,999,954
    Ordinary Income                                  1,801

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

               Undistributed
                Tax-Exempt          Unrealized
                  Income           Appreciation
----------------------------------------------------------
                 $520,746           $6,188,889

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates was:

    Unrealized appreciation                   $ 23,228,167
    Unrealized depreciation                   (13,625,458)
----------------------------------------------------------
    Net unrealized appreciation               $  9,602,709


The following capital loss carryforwards determined as of June 30, 2003 are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforward
----------------------------------------------------------
                2005                  $  1,525,965
                2006                     5,933,974
                2007                     1,931,613
                2008                     2,738,332
                2009                     1,928,565
                2010                     1,780,434
                2011                       697,947
                Total                  $16,536,830


Of the capital loss carryforwards attributable to Columbia High Yield Municipal Fund, $9,056,612 ($684,212 expired June 30, 2003, $1,525,965 expiring June 30,
2005, $1,931,613 expiring June 30, 2007, $2,738,332 expiring June 30, 2008,
$1,081,414 expiring June 30, 2009 and $1,095,076 expiring June 30, 2010) was obtained in the merger with Liberty High Yield Municipal Fund, of which $8,372,400 remains (See note 8).

Utilization of the Fund's capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code.

Expired capital loss carryforwards, if any are treated as a reduction in paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation, is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets          Fee Rate
----------------------------------------------------------
         First $100 million              0.450%
          Next $100 million              0.425%
          Over $200 million              0.400%


For the six months ended December 31, 2003, the Fund's annualized effective investment advisory fee rate was 0.42%.

ADMINISTRATION FEE

Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets          Fee Rate
----------------------------------------------------------
         First $100 million              0.150%
          Next $100 million              0.125%
          Over $200 million              0.100%


For the six months ended December 31, 2003, the Fund's annualized effective administration fee rate was 0.12%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.033%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Fund Services, Inc., an affiliate of Columbia, provides shareholder services for an annual fee of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the six months ended December 31, 2003, the annualized effective transfer agent fee rate was 0.09%.

The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc., was known as Liberty Funds Distributor, Inc. For the six months ended December 31, 2003, the Distributor has retained net underwriting discounts of $10,604 on sales of the Fund's Class A shares and received CDSC of $62,743 and $2,408 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $89,163,601 and $54,794,116, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2003, the Fund did not borrow under these arrangements.

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 8. BUSINESS COMBINATIONS AND MERGERS

FUND MERGERS

As of the end of business on July 12, 2002, the Stein Roe High-Yield Municipals Fund acquired all the net assets of Liberty High Yield Municipal Fund pursuant to a plan of reorganization approved by Liberty High Yield Municipal Fund shareholders on June 28, 2002. All assets of Liberty High Yield Municipal Fund were transferred to Stein Roe High-Yield Municipals Fund in a tax-free exchange and shareholders of Liberty High Yield Municipal Fund received shares of Stein Roe High-Yield Municipals Fund in exchange for their shares as follows:

      Stein Roe           Liberty High
     High-Yield          Yield Municipal
   Municipals Fund          Fund Net            Unrealized
    Shares Issued        Assets Received       Depreciation1
----------------------------------------------------------
     12,328,081           $139,430,597         $(2,726,785)

* Unrealized depreciation is included in the Net Assets Received amount shown above.

December 31, 2003 (Unaudited)

                                              Columbia High Yield Municipal Fund

                           Net Assets           Net Assets
     Net Assets            of Liberty          of Stein Roe
    of Stein Roe           High Yield           High-Yield
     High-Yield          Municipal Fund       Municipals Fund
   Municipals Fund         Immediately          Immediately
      Prior to              Prior to               After
     Combination           Combination          Combination
----------------------------------------------------------
    $218,007,534          $139,430,597         $357,438,131


CHANGE IN FUND STRUCTURE

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the Portfolio was distributed to Stein Roe High-Yield Municipals Fund based on allocation methods in compliance with the Internal Revenue Service.

FINANCIAL HIGHLIGHTS

                                              Columbia High Yield Municipal Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 (UNAUDITED)
                                                                 SIX MONTHS                                            PERIOD
                                                                    ENDED              YEAR ENDED JUNE 30,              ENDED
                                                                DECEMBER 31,         ----------------------           JUNE 30,
CLASS A SHARES                                                      2003             2003              2002           2001 (A)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.25          $ 11.26           $ 11.13          $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                               0.28             0.60              0.61(c)          0.58
Net realized and unrealized gain on investments
and futures contracts                                                  (0.01)            0.11              0.15(c)          0.01
                                                                    --------         --------          --------          --------
Total from Investment Operations                                        0.27             0.71              0.76             0.59
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                             (0.26)           (0.72)            (0.63)           (0.57)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 11.26          $ 11.25           $ 11.26          $ 11.13
Total return (d)                                                        2.48%(e)         6.58%             6.93%            5.42%(e)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                            0.97%(g)         1.07%             1.13%            1.06%(g)
Net investment income (f)                                               5.04%(g)         5.39%             5.41%(c)         5.65%(g)
Portfolio turnover rate                                                   14%(e)           17%               16%(h)           16%(h)
Net assets, end of period (000's)                                    $80,320          $78,335              $ 42              $ 1
------------------------------------------------------------------------------------------------------------------------------------

(a) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) Portfolio turnover disclosed is for the SR&F High-Yield Municipals
    Portfolio.

                                              Columbia High Yield Municipal Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                    (UNAUDITED)
                                                                                                    SIX MONTHS         PERIOD
                                                                                                       ENDED            ENDED
                                                                                                   DECEMBER 31,       JUNE 30,
CLASS B SHARES                                                                                         2003           2003 (A)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $ 11.25           $ 11.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                                  0.24              0.51
Net realized and unrealized gain (loss) on investments and futures contracts                              (0.01)             0.05
                                                                                                       --------          --------
Total from Investment Operations                                                                           0.23              0.56
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                                (0.22)            (0.62)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                          $ 11.26           $ 11.25
Total return (c)(d)                                                                                        2.09%             5.14%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                                            1.72%             1.81%
Net investment income (e)(f)                                                                               4.29%             4.70%
Portfolio turnover rate                                                                                      14%(d)            17%
Net assets, end of period (000's)                                                                       $46,605           $51,292
------------------------------------------------------------------------------------------------------------------------------------

(a) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                                              Columbia High Yield Municipal Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                    (UNAUDITED)
                                                                                                    SIX MONTHS         PERIOD
                                                                                                       ENDED            ENDED
                                                                                                   DECEMBER 31,       JUNE 30,
CLASS C SHARES                                                                                         2003           2003 (A)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $ 11.25           $ 11.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                                  0.25              0.51
Net realized and unrealized gain (loss) on investments and futures contracts                              (0.01)             0.07
                                                                                                       --------          --------
Total from Investment Operations                                                                           0.24              0.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                                (0.23)            (0.64)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                          $ 11.26           $ 11.25
Total return (c)(d)(e)                                                                                     2.17%             5.29%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)(g)                                                                                            1.56%             1.67%
Net investment income (f)(g)                                                                               4.40%             4.75%
Waiver/reimbursement (g)                                                                                   0.15%             0.15%
Portfolio turnover rate                                                                                      14%(e)            17%
Net assets, end of period (000's)                                                                        $10,904           $ 9,110
------------------------------------------------------------------------------------------------------------------------------------

(a) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

                                              Columbia High Yield Municipal Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED JUNE 30,
                                              DECEMBER 31,    ----------------------------------------------------------------------
CLASS Z SHARES                                    2003        2003 (A)        2002          2001          2000          1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.25       $ 11.26       $ 11.12       $ 11.04       $ 11.71       $ 11.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.29(b)       0.63(b)       0.64(b)(c)    0.65(b)       0.65          0.63
Net realized and unrealized
gain (loss) on investments
and futures contracts                                --             0.11          0.15(c)       0.08         (0.68)        (0.25)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                      0.29          0.74          0.79          0.73         (0.03)         0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.28)        (0.75)        (0.65)        (0.65)        (0.64)        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 11.26       $ 11.25       $ 11.26       $ 11.12       $ 11.04       $ 11.71
Total return (d)                                      2.59%(e)      6.82%         7.30%         6.78%        (0.16)%        3.18%(f)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                          0.77%(h)      0.86%         0.88%         0.81%         0.78%         0.77%
Net investment income (g)                             5.23%(h)      5.59%         5.66%(c)      5.86%         5.82%         5.26%
Portfolio turnover rate                                 14%(e)        17%           16%(i)        16%(i)        14%(i)        19%(i)
Net assets, end of period (000's)                 $313,524      $244,784      $213,271      $224,950      $253,787      $297,874
------------------------------------------------------------------------------------------------------------------------------------

(a) On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Not annualized.
(f) 0.50% of the return is attributable to a one time revaluation of portfolio security reflecting the restructuring of this security. Absent this revaluation, total return would have been 2.68%.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.
(i) Portfolio turnover disclosed is for the SR&F High Yield Municipals
    Portfolio.

IMPORTANT INFORMATION ABOUT THIS REPORT

                                              Columbia High Yield Municipal Fund

TRANSFER AGENT                            The fund mails one shareholder report
Columbia Funds Services, Inc.             to each shareholder address. If you
P.O. Box 8081                             would like more than one report,
Boston MA 02266-8081                      please call shareholder services at
800.345.6611                              800-345-6611 and additional reports
                                          will be sent to you.
DISTRIBUTOR
Columbia Funds Distributor, Inc.          This report has been prepared for
One Financial Center                      shareholders of Columbia High Yield
Boston MA 02111                           Municipal Fund. This report may also
                                          be used as sales literature when
INVESTMENT ADVISOR                        preceded or accompanied by the current
Columbia Management Advisors, Inc.        prospectus which provides details of
100 Federal Street                        sales charges, investment objectives
Boston MA 02111                           and operating policies of the fund
                                          and with the most recent copy of the
                                          Columbia Funds Performance Update.

                                          A description of the policies and
                                          procedures that the fund uses to
                                          determine how to vote proxies relating
                                          to its portfolio securities is
                                          available (i) without charge, upon
                                          request, by calling 800-345-6611 and
                                          (ii) on the Securities and Exchange
                                          Commissionwebsite at
                                          http://www.sec.gov.

COLUMBIA FUNDS

                                              Columbia High Yield Municipal Fund

                          LARGE GROWTH      Columbia Common Stock
                                            Columbia Growth
                                            Columbia Growth Stock
                                            Columbia Large Cap Growth
                                            Columbia Tax-Managed Growth
                                            Columbia Tax-Managed Growth II
                                            Columbia Young Investor
                                            ------------------------------------
                           LARGE VALUE      Columbia Disciplined Value
                                            Columbia Growth & Income
                                            Columbia Large Cap Core
                                            Columbia Tax-Managed Value
                                            ------------------------------------
                         MIDCAP GROWTH      Columbia Acorn-Select
                                            Columbia Mid Cap Growth
                                            Columbia Tax-Managed Aggressive
                                              Growth
                                            ------------------------------------
                          MIDCAP VALUE      Columbia Dividend Income
                                            Columbia Mid Cap
                                            Columbia Strategic Investor
                                            ------------------------------------
                          SMALL GROWTH      Columbia Acorn
                                            Columbia Acorn USA
                                            Columbia Small Company Equity
                                            ------------------------------------
                           SMALL VALUE      Columbia Small Cap
                                            Columbia Small Cap Value
                                            ------------------------------------
                              BALANCED      Columbia Asset Allocation
                                            Columbia Balanced
                                            Columbia Liberty Fund
                                            ------------------------------------
                             SPECIALTY      Columbia Real Estate Equity
                                            Columbia Technology
                                            Columbia Utilities
                                            ------------------------------------
                  TAXABLE FIXED-INCOME      Columbia Contrarian Income
                                            Columbia Corporate Bond
                                            Columbia Federal Securities
                                            Columbia Fixed Income Securities
                                            Columbia High Yield
                                            Columbia High Yield Opportunities
                                            Columbia Income
                                            Columbia Intermediate Bond
                                            Columbia Intermediate Government
                                              Income
                                            Columbia Quality Plus Bond
                                            Columbia Short Term Bond
                                            Columbia Strategic Income
                                            ------------------------------------
                         FLOATING RATE      Columbia Floating Rate
                                            Columbia Floating Rate Advantage
                                            ------------------------------------
                            TAX EXEMPT      Columbia High Yield Municipal
                                            Columbia Intermediate Tax-Exempt
                                              Bond
                                            Columbia Managed Municipals
                                            Columbia National Municipal Bond
                                            Columbia Tax-Exempt
                                            Columbia Tax-Exempt Insured

                                              Columbia High Yield Municipal Fund


               SINGLE STATE TAX EXEMPT      Columbia California Tax-Exempt
                                            Columbia Connecticut Intermediate
                                              Municipal Bond
                                            Columbia Connecticut Tax-Exempt
                                            Columbia Florida Intermediate
                                              Municipal Bond
                                            Columbia Massachusetts Intermediate
                                              Municipal Bond
                                            Columbia Massachusetts Tax-Exempt
                                            Columbia New Jersey Intermediate
                                              Municipal Bond
                                            Columbia New York Intermediate
                                              Municipal Bond
                                            Columbia New York Tax-Exempt
                                            Columbia Oregon Municipal Bond
                                            Columbia Pennsylvania Intermediate
                                              Municipal Bond
                                            Columbia Rhode Island Intermediate
                                              Municipal Bond
                                            ------------------------------------
                          MONEY MARKET      Columbia Money Market
                                            Columbia Municipal Money Market

                  INTERNATIONAL/GLOBAL      Columbia Acorn International
                                            Columbia Acorn International Select
                                            Columbia Europe
                                            Columbia Global Equity
                                            Columbia International Stock
                                            Columbia Newport Asia Pacific
                                            Columbia Newport Greater China
                                            Columbia Newport Tiger
                                            ------------------------------------
                           Index Funds      Columbia Large Company Index
                                            Columbia Small Company Index
                                            Columbia U.S. Treasury Index

                                            Columbia funds are offered only by
                                            prospectus. Please see your
                                            financial advisor for a prospectus,
                                            which describes in detail fund
                                            objectives, investment policies,
                                            risks, sales charges, fees,
                                            liquidity and other matters of
                                            interest. Please read the prospectus
                                            carefully before you invest or send
                                            money.

                                            For complete product information on
                                            any Columbia fund, visit our website
                                            at www.columbiafunds.com.

                                            Columbia Management Group and
                                            Columbia Management refer
                                            collectively to the various
                                            investment advisory subsidiaries of
                                            Columbia Management Group, including
                                            Columbia Management Advisors, Inc.,
                                            the registered investment advisor,
                                            and to Columbia Funds Distributor,
                                            Inc.

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

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


photo of: hands on keyboard
eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia High Yield Municipal Fund  Semiannual Report, December 31, 2003

logo:columbia funds

ColumbiaFunds

A Member of Columbia Management Group

(c) 2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                                  Holliston, MA
                                  Permit NO. 20

752-03/734Q-1203 (02/04) 04/0216

                                COLUMBIA MANAGED
                                MUNICIPALS FUND

                               Semiannual Report
                               December 31, 2003


                             WE ARE COLUMBIA FUNDS!

   Inside - Management's discussion of the changes effective October 13, 2003.

PRESIDENT'S MESSAGE                             Columbia Managed Municipals Fund

[Joseph R. Palombo Photo]

Table of Contents

Fund Profile................................................      1
Performance Information.....................................      2
Economic Update.............................................      3
Portfolio Manager's Report..................................      4
Financial Statements........................................      6
  Investment Portfolio......................................      7
  Statement of Assets and Liabilities.......................     24
  Statement of Operations...................................     25
  Statement of Changes in Net Assets........................     26
  Notes to Financial Statements.............................     28
  Financial Highlights......................................     33
Important Information About This Report.....................     37
Columbia Funds..............................................     38

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


---------------------------

Not FDIC   May Lose Value
 Insured  ----------------
          No Bank Guarantee

---------------------------


                    Dear Shareholder:

                    As you know, your fund has long been associated with a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corporation, which you know as Columbia Management Group (CMG).

                    In 2003, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed
Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Managed Municipals Fund was changed to Columbia Managed Municipals Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Kim Campbell discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

FUND PROFILE                                    Columbia Managed Municipals Fund

Summary
- For the six-month period ended December 31, 2003, the fund's class A shares returned 0.64% without sales charge.

- The fund's return lagged that of its benchmark as well as the average return of its peer group, the Lipper General Municipal Debt Fund Category.

- We believe that the fund's longer-than-average duration hurt performance as all but the short-term interest rates rose slightly during the period.

                                   Objective
   Seeks high level of total return consisting of current income exempt from federal income
                           tax and opportunities for
                              capital appreciation

                                Total Net Assets
                                 $467.1 million

              Class A Shares            Lehman Brothers Municipal Bond Index
                   0.64%                                1.45%
[Arrow Graphics]

[Fund Ratings Graphic]


The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that breakdowns, sectors and percentages will be maintained in the future.

Quality breakdown as of 12/31/03 (%)
  AAA                            66.3
---------------------------------------
  AA                              9.0
---------------------------------------
  A                               8.8
---------------------------------------
  BBB                             7.2
---------------------------------------
  BB                              0.1
---------------------------------------
  B                               0.6
---------------------------------------
  CCC                             0.3
---------------------------------------
  CC                              0.3
---------------------------------------
  Non-rated                       6.7
---------------------------------------
  Cash equivalent                 0.7
---------------------------------------

Top 5 sectors as of 12/31/03 (%)
Local general obligations              14.8
---------------------------------------------
State general obligations              11.8
---------------------------------------------
Joint power authority                  10.3
---------------------------------------------
Refunded/escrowed                      10.1
---------------------------------------------
Water & sewer                           7.6
---------------------------------------------

Maturity breakdown as of 12/31/03 (%)
[Bar Chart]

0-1 years           0.0
1-3 years           0.4
3-5 years           4.3
5-7 years           9.0
7-10 years         12.9
10-15 years        40.3
15-20 years        18.0
20-25 years         6.5
25+ years           7.9
Cash equivalent     0.7

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Sector breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 12/31/2003.

PERFORMANCE INFORMATION                         Columbia Managed Municipals Fund

Performance of a $10,000 investment
01/01/94 - 12/31/03

sales charge:    without    with

---------------------------------
  Class A        17,192    16,370

---------------------------------
  Class B        17,045    17,045

---------------------------------
  Class C        17,104    17,104

---------------------------------
  Class Z        17,235     n/a

---------------------------------

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Value of a $10,000 investment 01/01/94 - 12/31/03
[Performance Graph]

                         Class A without sales charge  Class A with sales charge
                                             10000.00                    9525.00
12/01/1993 - 12/31/1993                      10119.00                    9638.00
01/01/1994 - 01/31/1994                       9852.00                    9384.00
02/01/1994 - 02/28/1994                       9476.00                    9025.00
03/01/1994 - 03/31/1994                       9520.00                    9068.00
04/01/1994 - 04/30/1994                       9598.00                    9142.00
05/01/1994 - 05/31/1994                       9556.00                    9102.00
06/01/1994 - 06/30/1994                       9690.00                    9229.00
07/01/1994 - 07/31/1994                       9726.00                    9264.00
08/01/1994 - 08/31/1994                       9595.00                    9139.00
09/01/1994 - 09/30/1994                       9442.00                    8993.00
10/01/1994 - 10/31/1994                       9288.00                    8847.00
11/01/1994 - 11/30/1994                       9461.00                    9011.00
12/01/1994 - 12/31/1994                       9737.00                    9274.00
01/01/1995 - 01/31/1995                       9974.00                    9501.00
02/01/1995 - 02/28/1995                      10068.00                    9590.00
03/01/1995 - 03/31/1995                      10058.00                    9580.00
04/01/1995 - 04/30/1995                      10350.00                    9858.00
05/01/1995 - 05/31/1995                      10236.00                    9750.00
06/01/1995 - 06/30/1995                      10309.00                    9819.00
07/01/1995 - 07/31/1995                      10428.00                    9933.00
08/01/1995 - 08/31/1995                      10511.00                   10011.00
09/01/1995 - 09/30/1995                      10678.00                   10170.00
10/01/1995 - 10/31/1995                      10903.00                   10385.00
11/01/1995 - 11/30/1995                      11035.00                   10511.00
12/01/1995 - 12/31/1995                      11108.00                   10580.00
01/01/1996 - 01/31/1996                      10972.00                   10451.00
02/01/1996 - 02/29/1996                      10792.00                   10280.00
03/01/1996 - 03/31/1996                      10756.00                   10245.00
04/01/1996 - 04/30/1996                      10768.00                   10257.00
05/01/1996 - 05/31/1996                      10878.00                   10362.00
06/01/1996 - 06/30/1996                      10977.00                   10456.00
07/01/1996 - 07/31/1996                      10965.00                   10444.00
08/01/1996 - 08/31/1996                      11138.00                   10609.00
09/01/1996 - 09/30/1996                      11277.00                   10741.00
10/01/1996 - 10/31/1996                      11500.00                   10954.00
11/01/1996 - 11/30/1996                      11452.00                   10908.00
12/01/1996 - 12/31/1996                      11465.00                   10921.00
01/01/1997 - 01/31/1997                      11575.00                   11026.00
02/01/1997 - 02/28/1997                      11411.00                   10869.00
03/01/1997 - 03/31/1997                      11500.00                   10954.00
04/01/1997 - 04/30/1997                      11681.00                   11126.00
05/01/1997 - 05/31/1997                      11809.00                   11248.00
06/01/1997 - 06/30/1997                      12160.00                   11582.00
07/01/1997 - 07/31/1997                      12030.00                   11458.00
08/01/1997 - 08/31/1997                      12190.00                   11611.00
09/01/1997 - 09/30/1997                      12257.00                   11674.00
10/01/1997 - 10/31/1997                      12322.00                   11736.00
11/01/1997 - 11/30/1997                      12521.00                   11926.00
12/01/1997 - 12/31/1997                      12641.00                   12041.00
01/01/1998 - 01/31/1998                      12622.00                   12023.00
02/01/1998 - 02/28/1998                      12610.00                   12011.00
03/01/1998 - 03/31/1998                      12554.00                   11958.00
04/01/1998 - 04/30/1998                      12758.00                   12152.00
05/01/1998 - 05/31/1998                      12797.00                   12189.00
06/01/1998 - 06/30/1998                      12825.00                   12216.00
07/01/1998 - 07/31/1998                      13032.00                   12413.00
08/01/1998 - 08/31/1998                      13182.00                   12556.00
09/01/1998 - 09/30/1998                      13140.00                   12516.00
10/01/1998 - 10/31/1998                      13179.00                   12553.00
11/01/1998 - 11/30/1998                      13209.00                   12582.00
12/01/1998 - 12/31/1998                      13378.00                   12743.00
01/01/1999 - 01/31/1999                      13275.00                   12645.00
02/01/1999 - 02/28/1999                      13275.00                   12645.00
03/01/1999 - 03/31/1999                      13329.00                   12695.00
04/01/1999 - 04/30/1999                      13227.00                   12599.00
05/01/1999 - 05/31/1999                      13012.00                   12394.00
06/01/1999 - 06/30/1999                      13057.00                   12437.00
07/01/1999 - 07/31/1999                      12928.00                   12314.00
08/01/1999 - 08/31/1999                      12897.00                   12284.00
09/01/1999 - 09/30/1999                      12737.00                   12132.00
10/01/1999 - 10/31/1999                      12838.00                   12228.00
11/01/1999 - 11/30/1999                      12755.00                   12150.00
12/01/1999 - 12/31/1999                      12662.00                   12061.00
01/01/2000 - 01/31/2000                      12836.00                   12226.00
02/01/2000 - 02/29/2000                      13109.00                   12487.00
03/01/2000 - 03/31/2000                      13013.00                   12395.00
04/01/2000 - 04/30/2000                      12905.00                   12292.00
05/01/2000 - 05/31/2000                      13255.00                   12626.00
06/01/2000 - 06/30/2000                      13453.00                   12814.00
07/01/2000 - 07/31/2000                      13695.00                   13044.00
08/01/2000 - 08/31/2000                      13569.00                   12924.00
09/01/2000 - 09/30/2000                      13724.00                   13072.00
10/01/2000 - 10/31/2000                      13877.00                   13218.00
11/01/2000 - 11/30/2000                      14350.00                   13669.00
12/01/2000 - 12/31/2000                      14432.00                   13747.00
01/01/2001 - 01/31/2001                      14519.00                   13829.00
02/01/2001 - 02/28/2001                      14628.00                   13933.00
03/01/2001 - 03/31/2001                      14253.00                   13576.00
04/01/2001 - 04/30/2001                      14443.00                   13757.00
05/01/2001 - 05/31/2001                      14600.00                   13907.00
06/01/2001 - 06/30/2001                      14970.00                   14259.00
07/01/2001 - 07/31/2001                      15341.00                   14612.00
08/01/2001 - 08/31/2001                      15189.00                   14468.00
09/01/2001 - 09/30/2001                      15464.00                   14729.00
10/01/2001 - 10/31/2001                      15130.00                   14411.00
11/01/2001 - 11/30/2001                      14895.00                   14188.00
12/01/2001 - 12/31/2001                      15181.00                   14460.00
01/01/2002 - 01/31/2002                      15417.00                   14684.00
02/01/2002 - 02/28/2002                      14996.00                   14284.00
03/01/2002 - 03/31/2002                      15363.00                   14634.00
04/01/2002 - 04/30/2002                      15454.00                   14720.00
05/01/2002 - 05/31/2002                      15632.00                   14889.00
06/01/2002 - 06/30/2002                      15811.00                   15060.00
07/01/2002 - 07/31/2002                      15974.00                   15215.00
08/01/2002 - 08/31/2002                      16366.00                   15588.00
09/01/2002 - 09/30/2002                      15965.00                   15206.00
10/01/2002 - 10/31/2002                      15859.00                   15106.00
11/01/2002 - 11/30/2002                      16310.00                   15535.00
12/01/2002 - 12/31/2002                      16155.00                   15387.00
01/01/2003 - 01/30/2003                      16520.00                   15735.00
02/01/2003 - 02/28/2003                      16472.00                   15690.00
03/01/2003 - 03/31/2003                      16673.00                   15881.00
04/01/2003 - 04/30/2003                      17255.00                   16435.00
05/01/2003 - 05/31/2003                      17091.00                   16279.00
06/01/2003 - 06/30/2003                      16199.00                   15429.00
07/01/2003 - 07/31/2003                      16364.00                   15587.00
08/01/2003 - 08/31/2003                      16987.00                   16181.00
09/01/2003 - 09/30/2003                      16823.00                   16024.00
10/01/2003 - 10/31/2003                      17065.00                   16254.00
11/01/2003 - 11/30/2003                      17192.00                   16370.00

                              Lehman Brothers Municipal Bond Index
                                                          10000.00
12/01/1993 - 12/31/1993                                   10114.00
01/01/1994 - 01/31/1994                                    9852.00
02/01/1994 - 02/28/1994                                    9451.00
03/01/1994 - 03/31/1994                                    9531.00
04/01/1994 - 04/30/1994                                    9614.00
05/01/1994 - 05/31/1994                                    9556.00
06/01/1994 - 06/30/1994                                    9731.00
07/01/1994 - 07/31/1994                                    9765.00
08/01/1994 - 08/31/1994                                    9621.00
09/01/1994 - 09/30/1994                                    9450.00
10/01/1994 - 10/31/1994                                    9279.00
11/01/1994 - 11/30/1994                                    9483.00
12/01/1994 - 12/31/1994                                    9754.00
01/01/1995 - 01/31/1995                                   10038.00
02/01/1995 - 02/28/1995                                   10153.00
03/01/1995 - 03/31/1995                                   10166.00
04/01/1995 - 04/30/1995                                   10490.00
05/01/1995 - 05/31/1995                                   10399.00
06/01/1995 - 06/30/1995                                   10497.00
07/01/1995 - 07/31/1995                                   10631.00
08/01/1995 - 08/31/1995                                   10698.00
09/01/1995 - 09/30/1995                                   10853.00
10/01/1995 - 10/31/1995                                   11033.00
11/01/1995 - 11/30/1995                                   11139.00
12/01/1995 - 12/31/1995                                   11224.00
01/01/1996 - 01/31/1996                                   11147.00
02/01/1996 - 02/29/1996                                   11005.00
03/01/1996 - 03/31/1996                                   10974.00
04/01/1996 - 04/30/1996                                   10969.00
05/01/1996 - 05/31/1996                                   11089.00
06/01/1996 - 06/30/1996                                   11189.00
07/01/1996 - 07/31/1996                                   11186.00
08/01/1996 - 08/31/1996                                   11343.00
09/01/1996 - 09/30/1996                                   11471.00
10/01/1996 - 10/31/1996                                   11681.00
11/01/1996 - 11/30/1996                                   11632.00
12/01/1996 - 12/31/1996                                   11654.00
01/01/1997 - 01/31/1997                                   11761.00
02/01/1997 - 02/28/1997                                   11605.00
03/01/1997 - 03/31/1997                                   11702.00
04/01/1997 - 04/30/1997                                   11879.00
05/01/1997 - 05/31/1997                                   12006.00
06/01/1997 - 06/30/1997                                   12339.00
07/01/1997 - 07/31/1997                                   12223.00
08/01/1997 - 08/31/1997                                   12368.00
09/01/1997 - 09/30/1997                                   12447.00
10/01/1997 - 10/31/1997                                   12521.00
11/01/1997 - 11/30/1997                                   12704.00
12/01/1997 - 12/31/1997                                   12835.00
01/01/1998 - 01/31/1998                                   12838.00
02/01/1998 - 02/28/1998                                   12850.00
03/01/1998 - 03/31/1998                                   12792.00
04/01/1998 - 04/30/1998                                   12994.00
05/01/1998 - 05/31/1998                                   13045.00
06/01/1998 - 06/30/1998                                   13078.00
07/01/1998 - 07/31/1998                                   13280.00
08/01/1998 - 08/31/1998                                   13446.00
09/01/1998 - 09/30/1998                                   13446.00
10/01/1998 - 10/31/1998                                   13493.00
11/01/1998 - 11/30/1998                                   13527.00
12/01/1998 - 12/31/1998                                   13688.00
01/01/1999 - 01/31/1999                                   13628.00
02/01/1999 - 02/28/1999                                   13647.00
03/01/1999 - 03/31/1999                                   13681.00
04/01/1999 - 04/30/1999                                   13602.00
05/01/1999 - 05/31/1999                                   13406.00
06/01/1999 - 06/30/1999                                   13454.00
07/01/1999 - 07/31/1999                                   13346.00
08/01/1999 - 08/31/1999                                   13352.00
09/01/1999 - 09/30/1999                                   13208.00
10/01/1999 - 10/31/1999                                   13348.00
11/01/1999 - 11/30/1999                                   13247.00
12/01/1999 - 12/31/1999                                   13189.00
01/01/2000 - 01/31/2000                                   13342.00
02/01/2000 - 02/29/2000                                   13633.00
03/01/2000 - 03/31/2000                                   13553.00
04/01/2000 - 04/30/2000                                   13482.00
05/01/2000 - 05/31/2000                                   13839.00
06/01/2000 - 06/30/2000                                   14032.00
07/01/2000 - 07/31/2000                                   14248.00
08/01/2000 - 08/31/2000                                   14174.00
09/01/2000 - 09/30/2000                                   14328.00
10/01/2000 - 10/31/2000                                   14437.00
11/01/2000 - 11/30/2000                                   14794.00
12/01/2000 - 12/31/2000                                   14940.00
01/01/2001 - 01/31/2001                                   14988.00
02/01/2001 - 02/28/2001                                   15123.00
03/01/2001 - 03/31/2001                                   14960.00
04/01/2001 - 04/30/2001                                   15121.00
05/01/2001 - 05/31/2001                                   15222.00
06/01/2001 - 06/30/2001                                   15448.00
07/01/2001 - 07/31/2001                                   15703.00
08/01/2001 - 08/31/2001                                   15649.00
09/01/2001 - 09/30/2001                                   15835.00
10/01/2001 - 10/31/2001                                   15702.00
11/01/2001 - 11/30/2001                                   15553.00
12/01/2001 - 12/31/2001                                   15822.00
01/01/2002 - 01/31/2002                                   16012.00
02/01/2002 - 02/28/2002                                   15698.00
03/01/2002 - 03/31/2002                                   16004.00
04/01/2002 - 04/30/2002                                   16102.00
05/01/2002 - 05/31/2002                                   16273.00
06/01/2002 - 06/30/2002                                   16483.00
07/01/2002 - 07/31/2002                                   16681.00
08/01/2002 - 08/31/2002                                   17046.00
09/01/2002 - 09/30/2002                                   16763.00
10/01/2002 - 10/31/2002                                   16692.00
11/01/2002 - 11/30/2002                                   17045.00
12/01/2002 - 12/31/2002                                   17002.00
01/01/2003 - 01/30/2003                                   17240.00
02/01/2003 - 02/28/2003                                   17250.00
03/01/2003 - 03/31/2003                                   17364.00
04/01/2003 - 04/30/2003                                   17771.00
05/01/2003 - 05/31/2003                                   17696.00
06/01/2003 - 06/30/2003                                   17077.00
07/01/2003 - 07/31/2003                                   17205.00
08/01/2003 - 08/31/2003                                   17710.00
09/01/2003 - 09/30/2003                                   17622.00
10/01/2003 - 10/31/2003                                   17805.00
11/01/2003 - 11/30/2003                                   17951.00

All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 12/31/03 (%)
Share class                                  A                                             B
----------------------------------------------------------------------------------------------------------------
Inception date                            11/1/02                                       11/1/02
----------------------------------------------------------------------------------------------------------------
Sales charge              without                            with       without                            with
----------------------------------------------------------------------------------------------------------------
  6-month
(cumulative)                0.64                            -4.14         0.27                            -4.58
----------------------------------------------------------------------------------------------------------------
  1-year                    5.47                             0.46         4.69                            -0.29
----------------------------------------------------------------------------------------------------------------
  5-year                    5.42                             4.40         5.24                             4.92
----------------------------------------------------------------------------------------------------------------
  10-year                   5.57                             5.05         5.48                             5.48
----------------------------------------------------------------------------------------------------------------



Share class                              C                                                  Z
--------------------  --------------------------------------------------------------------------
Inception date                        11/1/02                                            2/23/77
--------------------  --------------------------------------------------------------------------
Sales charge          without                            with                            without
--------------------  --------------------------------------------------------------------------
  6-month
(cumulative)            0.42                            -0.55                              0.73
----------------------------------------------------------------------------------------------------------------
  1-year                5.00                             4.01                              5.66
----------------------------------------------------------------------------------------------------------------
  5-year                5.31                             5.31                              5.47
----------------------------------------------------------------------------------------------------------------
  10-year               5.51                             5.51                              5.59
----------------------------------------------------------------------------------------------------------------

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

ECONOMIC UPDATE                                 Columbia Managed Municipals Fund

                                After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended December 31, 2003. The Federal Reserve Board's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and spending was strong going into the holiday season.

                                Early in the period, economists began to become optimistic that growth for the third quarter of 2003 would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be. When gross domestic product
                                (GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year end. After unemployment peaked at 6.4% in June, it declined to 5.9%.

                                The US stock market, which had come to life at the end of March, headed sharply higher in the second half of 2003. The S&P 500 Index returned 15.14% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care picked up in the last months of the period.

                                The US bond market experienced extraordinary volatility as interest rates fell early in the period, rose sharply as the economy improved and then came back down in the final months of the reporting period. High yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.05% for the six-month period compared to a negative .53% return for the Lehman Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates early in the six-month period, but picked up some ground in the final month of the period. Municipal bonds also held on to modest gains. The Lehman Brothers Municipal Bond Index returned 1.45% for the six-month period.

                                Money market fund yields fell below 1%,
                                reflecting historically low short-term interest rates. The Investment Company Institute, which tracks the movement of assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

PORTFOLIO MANAGER'S REPORT
                                                Columbia Managed Municipals Fund

Net asset value per share
as of 12/31/03 ($)

  Class A                                                       9.10

----------------------------------------------------------------------
  Class B                                                       9.10

----------------------------------------------------------------------
  Class C                                                       9.10

----------------------------------------------------------------------
  Class Z                                                       9.10

----------------------------------------------------------------------


Distributions declared per share 07/01/03 - 12/31/03 ($)

  Class A                                                       0.33

----------------------------------------------------------------------
  Class B                                                       0.30

----------------------------------------------------------------------
  Class C                                                       0.31

----------------------------------------------------------------------
  Class Z                                                       0.34

----------------------------------------------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase municipal securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields as of 12/31/03 (%)

  Class A                                                       3.26

----------------------------------------------------------------------
  Class B                                                       2.67

----------------------------------------------------------------------
  Class C                                                       2.97

----------------------------------------------------------------------
  Class Z                                                       3.63

----------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of public offering price per share.

Taxable equivalent SEC yields as of 12/31/03 (%)

  Class A                                                       5.02

----------------------------------------------------------------------
  Class B                                                       4.11

----------------------------------------------------------------------
  Class C                                                       4.57

----------------------------------------------------------------------
  Class Z                                                       5.58

----------------------------------------------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 35% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the six-month period ended December 31, 2003, Columbia Managed Municipals Fund class A shares returned 0.64% without sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.45% for the same period. The fund also underperformed the 1.33% average return of the Lipper General Municipal Debt Fund Category.(1) The fund's duration, which was longer than that of its peers, detracted from performance as municipal bond yields rose and their prices fell. The fund also was hampered by its holdings of ten-year bonds, because yields in this maturity range tended to rise more than longer maturities. Although the fund's concentration on zero-coupon and non-callable bonds helped performance as interest rates fell in the second quarter of 2003, this position hurt performance as yields on most municipal bonds ended the six-month period slightly higher.

Economic gains pushed bond prices down

The US economy picked up the pace of growth over the past six months. In the beginning of the period, consumer confidence and spending generally increased. Businesses continued to increase their capital spending. This economic upswing raised concerns about inflation early in the summer. As a result, yields on municipal and Treasury securities rose and their prices declined, because yields and prices move in opposite directions. Yet, this growth did not give rise to inflationary pressures and combined with the uncertainty of job creation, economic expectations cooled. As a result, municipal yields generally declined from the middle of the period, but closed the period slightly higher than where they began.

High-yield bonds benefited the fund

The fund's investments in high-yield bonds contributed positively to performance. Historically, high-yield bonds have been less sensitive to interest rate changes than higher quality bonds, and that pattern was repeated during the period. The fund's airline bonds also performed well as that industry's performance improved along with the economy and an increase in travel.

We continued to own intermediate maturity (10-20 year) bonds, which provided the potential for good returns. In addition, we purchased higher-yielding municipal bonds, which have the potential to add income and diversity to the portfolio.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Duration is a measure, expressed in years, of interest-rate sensitivity. We use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction of interest rates, we lower duration when we expect interest rates to rise. We raise duration when we expect interest rates to fall. These adjustments provide the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.


Monitoring interest rates for the period ahead

If the economy continues to recover gradually and inflationary pressures are muted, we expect interest rates to stay relatively low. Since consumer spending did not decrease sharply during the economic slowdown, the strong demand that typically fuels a recovery period has not been available to sustain a strong economic expansion. As a result, we believe that economic growth could be uneven, restrained by limited pricing power, global competition, high productivity and a reluctance on the part of business to hire permanent employees. However, if the pace of growth is greater than expected, interest rates could move higher in anticipation of inflationary pressures. As usual, we will monitor and manage the fund's sensitivity to interest rate changes. We expect to focus on intermediate-maturity bonds with structures that we believe offer potential for good return. In addition, we will look to purchase higher-yielding bonds on a selective basis.


   [Kimberly A.              Kimberly A. Campbell has managed the Columbia
     Campbell Photo]         Managed Municipals Fund since December 2001.
                             From 1995 to 2001, Kim was the chief trader
                             for municipal investments of the advisor. She
                             has 23 years of experience in the municipal
                             investment industry.
                             /s/ KIMBERLY A. CAMPBELL

Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.

FINANCIAL STATEMENTS                            Columbia Managed Municipals Fund
December 31, 2003 (Unaudited)

                                A guide to understanding the fund's financial statements

--------------------------------------------------------------------------------
Investment Portfolio            A list of all of the fund's holdings and their
                                market value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
                                This statement shows the fund's net assets and share price for each share class. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

--------------------------------------------------------------------------------
Statement of Operations         This statement details both the type of income
                                earned by the fund and the operating and non-operating expenses charged to the fund. The
                                Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period. The total of these results represents the fund's net increase or decrease in net assets from operations.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                This statement shows how the fund's net assets were affected by its operations results, distributions to shareholders and changes in the number of fund shares. The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.

--------------------------------------------------------------------------------
Financial Highlights            The financial highlights provide an overview of
                                the fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. The financial highlights also detail the fund's portfolio turnover rate, which is a measure of trading activity. A separate table is provided for each share class.

--------------------------------------------------------------------------------
Notes to Financial Statements   These notes disclose information regarding
                                certain fund background information, significant accounting policies of the fund, including security valuation and income accruals and related party transactions.

INVESTMENT PORTFOLIO                            Columbia Managed Municipals Fund
December 31, 2003 (Unaudited)



Municipal Bonds - 97.6%
EDUCATION - 3.8%                                                                                          Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                          Education - 3.1%         CA State Educational Facilities Authority, Loyola
                                                     Marymount University,
                                                     Series 2001 A,
                                                     (a), 10/01/20                                      1,000,000          442,300
                                                   MA State Health & Educational Facilities
                                                     Authority, Mass Institute of Technology,
                                                     Series 2002 K,
                                                     5.500%, 07/01/22                                   1,000,000        1,154,830
                                                   MI State, University of Mississippi Medical
                                                     Center,
                                                     Series 1998 B,
                                                     5.500%, 12/01/23                                   1,000,000        1,132,010
                                                   OH State, University of Akron,
                                                     Series 1999,
                                                     5.750%, 01/01/12                                   1,000,000        1,141,770
                                                   OH State Higher Educational Facilities Reserve,
                                                     Case Western Reserve University,
                                                     Series 1994,
                                                     6.250%, 10/01/17                                   4,340,000        5,375,220
                                                   SC Berkeley County School District, Installment
                                                     Lease, Securing Assets for Education,
                                                     Series 2003,
                                                     5.000%, 12/01/28                                   1,000,000          995,580
                                                   VA State College Building Authority, Washington
                                                     and Lee University,
                                                     Series 2001,
                                                     5.375%, 01/01/21                                   2,000,000        2,278,260
                                                   WV State University,
                                                     Series 2000 A,
                                                     (a), 04/01/18                                      3,800,000        1,957,380
                                                                                                                    --------------
                                                                                                  Education Total       14,477,350
                                                   -------------------------------------------------------------------------------
                       Student Loan - 0.7%         ME State Educational Loan Marketing Corp.,
                                                     Series 1994 B-1,
                                                     6.500%, 11/01/09                                   3,000,000        3,345,780
                                                                                                                    --------------
                                                                                               Student Loan Total        3,345,780
                                                                                                                    --------------
                                                                                                  EDUCATION TOTAL       17,823,130
HEALTHCARE - 8.3%
------------------------------------------         -------------------------------------------------------------------------------
         Congregate Care Retirement - 0.2%         FL Capital Project Finance Authority, Glenridge on
                                                     Palmer Ranch,
                                                     Series 2002 A,
                                                     8.000%, 06/01/32                                     500,000          516,895
                                                   OH Hamilton County Health Care Facilities Revenue,
                                                     Twin Towers,
                                                     Series 1998 A,
                                                     5.125%, 10/01/18                                     500,000          470,105
                                                                                                                    --------------
                                                                                 Congregate Care Retirement Total          987,000
                                                   -------------------------------------------------------------------------------

                                          See notes to investment portfolio.   7




--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTHCARE - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                    Health Services - 0.5%         MA State Development Finance Agency, Boston
                                                     Biomedical Research Institute,
                                                     Series 1999,
                                                     5.650%, 02/01/19                                     310,000          300,805
                                                   WI State Health & Educational Facilities
                                                     Authority, Marshfield Clinic,
                                                     Series 1999,
                                                     6.250%, 02/15/29                                   1,600,000        1,826,624
                                                                                                                    --------------
                                                                                            Health Services Total        2,127,429
                                                   -------------------------------------------------------------------------------
                           Hospital - 6.8%         Abag Finance Authority for Nonprofit Corps., San
                                                     Diego Hospital Association,
                                                     Series 2003 C,
                                                     5.375%, 03/01/20                                   1,320,000        1,322,455
                                                   FL Hillsborough County Industrial Development
                                                     Authority, Tampa General Hospital Project,
                                                     Series 2003 A:
                                                       5.000%, 10/01/18                                   825,000          824,084
                                                       5.250%, 10/01/24                                   800,000          788,008
                                                   FL West Orange Healthcare District,
                                                     Series 2001 A,
                                                     5.650%, 02/01/22                                   1,050,000        1,062,841
                                                   ID State Health Facilities Authority Revenue,
                                                     Intermountain Health Care Hospitals, Inc.,
                                                     Series 1992,
                                                     6.650%, 02/15/21                                   1,200,000        1,534,788
                                                   IL State Development Finance Authority, Adventist
                                                     Health System,
                                                     Series 1999,
                                                     5.500%, 11/15/20                                   1,650,000        1,680,475
                                                   IL State Health Facilities Authority, Swedish
                                                     American Hospital,
                                                     Series 2000,
                                                     6.875%, 11/15/30                                   1,000,000        1,090,470
                                                   LA State Public Facilities Authority, Touro
                                                     Infirmary,
                                                     Series 1999 A,
                                                     5.625%, 08/15/29                                   1,240,000        1,248,420
                                                   MA State Health & Educational Facilities
                                                     Authority: Massachusetts General Hospital,
                                                     Series 1992 F,
                                                     6.250%, 07/01/12                                   5,750,000        6,764,128
                                                   South Shore Hospital,
                                                     Series 1999 F:
                                                       5.625%, 07/01/19                                 1,000,000        1,035,400
                                                       5.750%, 07/01/29                                 2,500,000        2,550,300
                                                   MD State Health & Educational Facilities
                                                     Authority, University of Maryland Medical
                                                     System,
                                                     Series 2000, 6.750%, 07/01/30                        500,000          566,235
                                                   MO State Health & Educational Facilities
                                                     Authority, Lake Regional Health Systems,
                                                     Series 2003,
                                                     5.600%, 02/15/25                                     625,000          624,956
                                                   NV Henderson, Catholic Healthcare West,
                                                     Series 1999 A,
                                                     6.750%, 07/01/20                                   1,000,000        1,079,690

 8  See notes to investment portfolio.



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTHCARE - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   NY State Dormitory Authorization Revenue, Memorial
                                                     Sloan-Kettering Cancer Center,
                                                     Series 2003-1,
                                                     (a) 07/01/25                                         600,000          211,458
                                                   OH Belmont County, Ohio Valley Medical Center,
                                                     Inc.,
                                                     Series 1998,
                                                     5.700%, 01/01/13                                     500,000          445,780
                                                   OH Green Springs Health Care Facilities, St.
                                                     Francis Health Care Center Project,
                                                     Series 1994 A,
                                                     7.000%, 05/15/04                                     190,000          189,525
                                                   OH Highland County Joint Township Hospital
                                                     District,
                                                     Series 1999,
                                                     6.750%, 12/01/29                                     480,000          456,797
                                                   OH Miami County Hospital Facilities Revenue, Upper
                                                     Valley Medical Center,
                                                     Series 1996 C,
                                                     6.000%, 05/15/06                                     770,000          821,497
                                                   OH Montgomery County, Franciscan Sisters of the
                                                     Poor,
                                                     Series 1985 B-1,
                                                     8.100%, 07/01/18                                     410,000          451,467
                                                   OK Development Finance Authority, Duncan Regional
                                                     Hospital,
                                                     Series 2003 A,
                                                     5.125%, 12/01/23 (b)                               1,000,000          987,060
                                                   TN Knox County Health and Educational Facilities
                                                     Authority, East Tennessee Hospital,
                                                     Series 2003 B,
                                                     5.750%, 07/01/33                                     750,000          762,622
                                                   VA Prince William County, Industrial Development
                                                     Authority, Potomac Hospital Corp.,
                                                     Series 2003,
                                                     5.200%, 10/01/26                                   1,000,000          997,270
                                                   WI State Health & Educational Facilities
                                                     Authority: Aurora Health Care,
                                                     Series 2003,
                                                     6.400%, 04/15/33                                   1,075,000        1,131,900
                                                   Wheaton Franciscan Services,
                                                     Series 2002,
                                                     5.750%, 08/15/30                                     900,000          936,198
                                                   WV State Hospital Finance Authority, Charlestown
                                                     Area Medical Center,
                                                     Series 2000 A,
                                                     6.750%, 09/01/30                                   1,610,000        1,996,158
                                                                                                                    --------------
                                                                                                   Hospital Total       31,559,982
                                                   -------------------------------------------------------------------------------

                                          See notes to investment portfolio.   9



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTHCARE - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
       Intermediate Care Facilities - 0.6%         IN State Health Facilities Financing Authority,
                                                     Hoosier Care, Inc.,
                                                     Series 1999 A,
                                                     7.125%, 06/01/34                                   2,415,000        1,993,365
                                                   TN Shelby County, Health, Education & Housing
                                                     Facilities Board, Germantown Village,
                                                     Series 2003 A,
                                                     7.250%, 12/01/34                                   1,000,000          997,400
                                                                                                                    --------------
                                                                               Intermediate Care Facilities Total        2,990,765
                                                   -------------------------------------------------------------------------------
                       Nursing Home - 0.2%         HI State Department of Budget and Finance, Kahala
                                                     Senior Living Community Project,
                                                     Series 2003 A,
                                                     7.875%, 11/15/23                                   1,000,000        1,011,570
                                                                                                                    --------------
                                                                                               Nursing Home Total        1,011,570
                                                                                                                    --------------
                                                                                                 HEALTHCARE TOTAL       38,676,746
HOUSING - 2.4%
------------------------------------------         -------------------------------------------------------------------------------
                       Multi-Family - 1.8%         FL Broward County Housing Finance Authority,
                                                     Chaves Lake Apartment Project,
                                                     Series 2000 A,
                                                     7.500%, 07/01/40                                   1,500,000        1,518,705
                                                   FL Clay County Housing Finance Authority, Madison
                                                     Commons Apartments,
                                                     Series 2000 A,
                                                     7.450%, 07/01/40                                     730,000          739,118
                                                   FL Orange County Housing Finance Authority, Palms
                                                     at Brentwood Apartments,
                                                     Series 1998 K,
                                                     6.500%, 12/01/34                                   1,935,000        1,752,433
                                                   IL State Development Finance Authority, Catholic
                                                     Charities Housing Development Corp.,
                                                     Series 1993 C,
                                                     5.950%, 01/01/09                                   1,450,000        1,484,786
                                                   Municipal Mortgage & Equity LLC,
                                                     7.750%, 11/01/10 (c)                               2,000,000        2,201,500
                                                   OH Lake County, North Madison Properties, Ltd.
                                                     Project, Series 1993,
                                                     8.819%, 09/01/11                                     180,000          178,756
                                                   RI State Housing & Mortgage Finance Corp.,
                                                     Series 1988,
                                                     7.550%, 10/01/22                                     515,000          515,654
                                                                                                                    --------------
                                                                                               Multi-Family Total        8,390,952
                                                   -------------------------------------------------------------------------------
                      Single Family - 0.6%         ID State Housing Agency,
                                                     Series 1990 E,
                                                     7.875%, 07/01/24                                     465,000          465,000
                                                   NM State Mortgage Finance Authority,
                                                     Series 2000 A-2,
                                                     7.100%, 09/01/30                                   1,125,000        1,255,894

 10  See notes to investment portfolio.



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HOUSING - (continued)                                                                                     Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   NV State Housing Division,
                                                     Series 1991 A-2,
                                                     7.750%, 04/01/22                                     430,000          430,744
                                                   OH Housing Finance Agency:
                                                     Series 1994 B-2,
                                                     6.700%, 03/01/25                                      90,000           92,632
                                                     Series 1997 A-1,
                                                     6.050%, 09/01/17                                     625,000          662,913
                                                                                                                    --------------
                                                                                              Single Family Total        2,907,183
                                                                                                                    --------------
                                                                                                    HOUSING TOTAL       11,298,135
INDUSTRIAL - 4.2%
------------------------------------------         -------------------------------------------------------------------------------
                      Food Products - 2.6%         GA Cartersville Development Authority, Anheuser
                                                     Busch Companies., Inc.,
                                                     Series 1989 A,
                                                     7.375%, 05/01/09                                   9,000,000       10,845,000
                                                   MI State Strategic Funding, Michigan Sugar Co.,
                                                     Carollton Project:
                                                     Series 1998 B,
                                                     6.450%, 11/01/25                                     700,000          600,467
                                                     Series 1998 C,
                                                     6.550%, 11/01/25                                     800,000          694,576
                                                                                                                    --------------
                                                                                              Food Products Total       12,140,043
                                                   -------------------------------------------------------------------------------
                    Forest Products - 1.2%         WA Port Longview Industrial Development Corp.,
                                                     Weyerhaeuser Corp.,
                                                     Series 1992,
                                                     6.875%, 10/01/08                                   4,750,000        5,406,593
                                                                                                                    --------------
                                                                                            Forest Products Total        5,406,593
                                                   -------------------------------------------------------------------------------
                      Manufacturing - 0.4%         MO State Development Finance Board, Procter &
                                                     Gamble Co.,
                                                     Series 1999,
                                                     5.200%, 03/15/29                                   1,000,000        1,055,030
                                                   NM Albuquerque Industrial Development Authority,
                                                     Motorola, Inc.,
                                                     Series 1983 A,
                                                     10.000%, 06/01/13                                  1,000,000        1,004,520
                                                                                                                    --------------
                                                                                              Manufacturing Total        2,059,550
                                                                                                                    --------------
                                                                                                 INDUSTRIAL TOTAL       19,606,186
OTHER - 10.6%
------------------------------------------         -------------------------------------------------------------------------------
                              Other - 0.5%         NJ Tobacco Settlement Financing Corp.,
                                                     Series 2003,
                                                     6.750%, 06/01/39                                   1,415,000        1,392,063
                                                   Virgin Islands Public Finance Authority, Hovensa
                                                     Refinery, Series 2003,
                                                     6.125%, 07/01/22                                     875,000          893,156
                                                                                                                    --------------
                                                                                                      Other Total        2,285,219
                                                   -------------------------------------------------------------------------------

                                         See notes to investment portfolio.   11



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
OTHER - (continued)                                                                                       Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
             Refunded/Escrowed (d) - 10.1%         CA Foothill/Eastern Transportation Corridor
                                                     Agency,
                                                     Series 1995 A,
                                                     (a), 01/01/18                                     10,000,000        5,326,700
                                                   CA Southern California Public Power Authority,
                                                     Southern Transmission Project,
                                                     Series 1988 A,
                                                     (a), 07/01/14                                      8,155,000        5,358,324
                                                   CA State,
                                                     Series 2003,
                                                     5.250%, 02/01/23                                   2,000,000        2,083,520
                                                   FL State, Jacksonville Transportation Authority,
                                                     Series 1985,
                                                     9.200%, 01/01/15                                   2,000,000        2,840,680
                                                   GA State Municipal Electric Authority,
                                                     Series 1991,
                                                     6.600%, 01/01/18                                   3,600,000        4,532,148
                                                   GA Fulton County,
                                                     Series 1992,
                                                     6.375%, 01/01/14                                  13,270,000       15,947,355
                                                   MI State, Certificate of Participation,
                                                     Series 2000,
                                                     (a), 06/01/21                                      1,000,000          430,650
                                                   NC Eastern Municipal Power Agency,
                                                     Series 1991 A,
                                                     6.500%, 01/01/18                                   4,315,000        5,527,342
                                                   NJ Cape May County Municipal Utilities Authority,
                                                     Series 2002 A,
                                                     5.750%, 01/01/16                                   1,000,000        1,180,160
                                                   SC Calhoun County, Solid Waste Disposal
                                                     Facilities, Eastman Kodak Co.,
                                                     Series 1992,
                                                     6.750%, 05/01/17                                   3,000,000        3,785,310
                                                   TX State Municipal Power Agency,
                                                     Series 1989,
                                                     (a), 09/01/08                                         75,000           66,290
                                                                                                                    --------------
                                                                                          Refunded/Escrowed Total       47,078,479
                                                                                                                    --------------
                                                                                                      OTHER TOTAL       49,363,698
OTHER REVENUE - 0.9%
------------------------------------------         -------------------------------------------------------------------------------
                         Recreation - 0.7%         CA Agua Caliente Band Cahuilla Indians,
                                                     Series 2003,
                                                     6.000%, 07/01/18                                     350,000          353,406
                                                   FL Capital Trust Agency, Seminole Tribe Convention
                                                     Center,
                                                     Series 2002 A,
                                                     10.000%, 10/01/33                                  1,500,000        1,857,750
                                                   OH Hamilton County Sales Tax Revenue,
                                                     Series 2000 B,
                                                     (a), 12/01/20                                      2,000,000          906,920
                                                                                                                    --------------
                                                                                                 Recreation Total        3,118,076
                                                   -------------------------------------------------------------------------------

 12  See notes to investment portfolio.



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
OTHER REVENUE - (continued)                                                                                Shares            Value
------------------------------------------         -------------------------------------------------------------------------------
                             Retail - 0.2%         NJ State Economic Development Authority, Glimcher
                                                     Properties L.P. Project,
                                                     Series 1998,
                                                     6.000%, 11/01/28                                     850,000          864,441
                                                                                                                    --------------
                                                                                                     Retail Total          864,441
                                                                                                                    --------------
                                                                                              OTHER REVENUE TOTAL        3,982,517
RESOURCE RECOVERY - 0.9%
------------------------------------------         -------------------------------------------------------------------------------
                           Disposal - 0.5%         IL Development Finance Authority, Waste
                                                     Management, Inc.,
                                                     Series 1997,
                                                     5.050%, 01/01/10                                     500,000          519,515
                                                   MI State Strategic Fund, United Waste Systems,
                                                     Inc.,
                                                     Series 1995,
                                                     5.200%, 04/01/10                                     500,000          527,060
                                                   OH State Air Quality Development Authority, JMG
                                                     Funding Ltd. Project,
                                                     Series 1997, 5.625%,
                                                     01/01/23                                           1,000,000        1,076,090
                                                                                                                    --------------
                                                                                                   Disposal Total        2,122,665
                                                   -------------------------------------------------------------------------------
                  Resource Recovery - 0.4%         PA Carbon County Industrial Development Authority,
                                                     Panther Creek Partners Project,
                                                     Series 2000,
                                                     6.650%, 05/01/10                                     900,000          977,805
                                                   NV State Department of Business & Industry,
                                                     Republic Services, Inc. Project,
                                                     Series 2003,
                                                     5.625%, 12/01/26                                     500,000          507,635
                                                   WY Lincoln County, Environmental Improvement
                                                     Revenue, Pacificorp Project,
                                                     Series 1995,
                                                     4.125%, 11/01/25                                     500,000          490,605
                                                                                                                    --------------
                                                                                          Resource Recovery Total        1,976,045
                                                                                                                    --------------
                                                                                          RESOURCE RECOVERY TOTAL        4,098,710
TAX-BACKED - 35.1%
------------------------------------------         -------------------------------------------------------------------------------
                 Local Appropriated - 2.1%         CA San Bernardino County,
                                                     Series 2002 A,
                                                     5.000%, 07/01/15                                   2,210,000        2,455,222
                                                   IL Chicago Board of Education,
                                                     Series 1992 A,
                                                     6.000%, 01/01/16                                   5,000,000        5,972,100
                                                   IN Crown Point School Building Corp.,
                                                     Series 2000:
                                                       (a), 01/15/18                                    1,550,000          804,078
                                                       (a), 01/15/19                                    1,665,000          811,071
                                                                                                                    --------------
                                                                                         Local Appropriated Total       10,042,471
                                                   -------------------------------------------------------------------------------
        Local General Obligations -- 14.8%         AK North Slope Borough:
                                                     Series 1999 A, (a), 06/30/10                       2,515,000        2,019,293
                                                     Series 2000 B, (a), 06/30/10                       2,000,000        1,603,340
                                                     Series 2001 A, (a), 06/30/12                       5,000,000        3,587,500

                                         See notes to investment portfolio.   13



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   CA Golden West School Financing Authority,
                                                     Series 1999 A,
                                                     (a), 08/01/15                                      1,500,000          902,955
                                                   CA Los Angeles Unified School District,
                                                     Series 2002,
                                                     5.750%, 07/01/16                                     400,000          473,972
                                                   CA Union Elementary School District,
                                                     Series 1999 A,
                                                     (a), 09/01/17                                      2,300,000        1,228,775
                                                   CA West Contra Costa Unified School District,
                                                     Series 2001 B,
                                                     6.000%, 08/01/24                                     465,000          557,256
                                                   CA Yuba City Unified School District,
                                                     Series 2000,
                                                     (a), 09/01/18                                      1,160,000          583,526
                                                   IL Champaign County,
                                                     Series 1999,
                                                     8.250%, 01/01/20                                   1,015,000        1,453,866
                                                   IL Chicago Board of Education:
                                                     Series 1996,
                                                     6.250%, 12/01/12                                   2,500,000        3,036,925
                                                     Series 1998 B-1:
                                                       (a), 12/01/21                                    1,500,000          610,590
                                                       (a), 12/01/22                                    3,000,000        1,144,410
                                                       (a), 12/01/23                                    2,500,000          893,550
                                                   IL Chicago Emergency Telephone System,
                                                     Series 1999,
                                                     5.500%, 01/01/23                                   2,250,000        2,550,847
                                                   IL Chicago Public Building Commission,
                                                     Series 1999 B,
                                                     5.250%, 12/01/18                                   2,000,000        2,252,300
                                                   IL Coles & Cumberland County's Unified School
                                                     District,
                                                     Series 2000,
                                                     (a), 12/01/13                                      3,120,000        2,091,929
                                                   IL Cook County School District No. 102,
                                                     Series 2001,
                                                     (a), 12/01/20                                      3,065,000        1,334,072
                                                   IL Will County Community Unit School District No.
                                                     365 Valley View,
                                                     Series 1999 B,
                                                     (a), 11/01/18                                      1,900,000          941,355
                                                   IL Will County Forest Preservation District,
                                                     Series 1999,
                                                     (a), 12/01/16                                      1,000,000          559,270
                                                   LA New Orleans,
                                                     Series 1991,
                                                     (a), 09/01/12                                      6,250,000        4,492,187
                                                   MO Springfield School District No. R-12,
                                                     Series 1991 B,
                                                     9.500%, 03/01/07                                     600,000          735,558
                                                   OH Adams County Ohio Valley Local School District,
                                                     Series 1995,
                                                     7.000%, 12/01/15                                   3,000,000        3,870,900

 14  See notes to investment portfolio.



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   OH Beavercreek Local School District,
                                                     Series 1996,
                                                     6.600%, 12/01/15                                   2,500,000        3,153,675
                                                   OH Crooksville Exempt Village School District,
                                                     Series 1986,
                                                     7.375%, 12/01/07                                      25,000           29,291
                                                   OH Cuyahoga County,
                                                     Series 1993 A,
                                                     (a), 10/01/12                                      1,000,000          721,840
                                                   OH Dublin City School District,
                                                     Series 1997,
                                                     (a), 12/01/11                                        900,000          678,213
                                                   OH Eastern Local School District Brown & Highland
                                                     Counties,
                                                     Series 1995,
                                                     6.250%, 12/01/17                                   1,160,000        1,435,024
                                                   OH Gahanna-Jefferson City School District,
                                                     Series 1993,
                                                     (a), 12/01/11                                        795,000          600,956
                                                   OH Hilliard School District:
                                                     Series 1995 A,
                                                     (a), 12/01/12                                      2,505,000        1,784,963
                                                     Series 2000,
                                                     5.750%, 12/01/24                                   1,000,000        1,123,070
                                                   OH Kings Local School District,
                                                     Series 1995,
                                                     7.500%, 12/01/16                                   2,110,000        2,854,345
                                                   OH Lakota Local School District,
                                                     Series 2001,
                                                     5.500%, 12/01/18                                   1,460,000        1,697,031
                                                   OH Massillion City School District,
                                                     Series 2002:
                                                       (a), 12/01/09                                      900,000          750,537
                                                       (a), 12/01/11                                    1,000,000          753,570
                                                   OH Monroe Local School District,
                                                     Series 2002,
                                                     5.750%, 12/01/19                                   1,195,000        1,422,241
                                                   OH North Fork Local School District,
                                                     Series 2001,
                                                     5.750%, 12/01/17                                     510,000          608,751
                                                   OH Northwest Local School District,
                                                     Series 1998,
                                                     6.000%, 12/01/13                                   1,030,000        1,243,478
                                                   OH Pickerington Local School District,
                                                     Series 2001,
                                                     (a), 12/01/16                                      1,340,000          767,632
                                                   OH Plain Local School District,
                                                     Series 2000,
                                                     (a), 12/01/27                                      1,315,000          391,646
                                                   OH Shaker Heights City School District,
                                                     Series 1990 A,
                                                     7.100%, 12/15/10                                     620,000          732,896
                                                   OH Southwest Licking Local School District,
                                                     Series 1999,
                                                     5.750%, 12/01/16                                     400,000          474,068

                                         See notes to investment portfolio.   15


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   OH Tri-County North Local School District,
                                                     Series 1986,
                                                     8.125%, 12/01/06                                      75,000           87,014
                                                   OH West Chester Township,
                                                     Series 2002,
                                                     5.750%, 12/01/20                                   1,000,000        1,189,010
                                                   PA Philadelphia School District,
                                                     Series 2002 B,
                                                     5.625%, 08/01/16                                     500,000          565,890
                                                   PA Pittsburgh School District,
                                                     Series 2002 A,
                                                     5.500%, 09/01/17                                   1,500,000        1,745,370
                                                   PR Puerto Rico Commonwealth,
                                                     Series 1998,
                                                     6.000%, 07/01/16                                   2,000,000        2,434,600
                                                   TX Hurst Euless Bedford Independent School
                                                     District,
                                                     Series 1998,
                                                     4.500%, 08/15/25                                   2,250,000        2,183,265
                                                   TX Houston,
                                                     Series 2000,
                                                     6.400%, 06/01/27                                   2,000,000        2,271,760
                                                   WA Clark County School District No. 037,
                                                     Series 2001 C,
                                                     (a), 12/01/20                                      1,150,000          501,630
                                                                                                                    --------------
                                                                                  Local General Obligations Total       69,126,142
                                                   -------------------------------------------------------------------------------
           Special Non-Property Tax - 3.2%         IL Metropolitan Pier & Exposition Authority,
                                                     Series 1996 A:
                                                       (a), 12/15/12                                    8,850,000        6,252,171
                                                       Pre-refunded, (a), 06/15/12                      2,655,000        1,962,895
                                                       Unrefunded, (a), 06/15/12                        2,345,000        1,678,434
                                                   MA State,
                                                     Series 2002 A,
                                                     5.500%, 06/01/15                                   1,000,000        1,160,270
                                                   NY State Local Government Assistance Corp.,
                                                     Series 1993 E,
                                                     5.000%, 04/01/21                                   1,000,000        1,088,410
                                                   PR Commonwealth of Puerto Rico, Public Building
                                                     Authority,
                                                     Series 2002 C,
                                                     5.500%, 07/01/15                                   1,000,000        1,130,290
                                                   WA Central Puget Sound Regional Transportation
                                                     Authority,
                                                     Series 1998,
                                                     5.250%, 02/01/21                                   1,500,000        1,665,345
                                                                                                                    --------------
                                                                                   Special Non-Property Tax Total       14,937,815
                                                   -------------------------------------------------------------------------------
               Special Property Tax - 1.0%         CA Huntington Beach Community Facilities District,
                                                     Grand Coast Resort,
                                                     Series 2001,
                                                     6.450%, 09/01/31                                     500,000          517,740
                                                   CA Santa Margarita Water District,
                                                     Series 1999,
                                                     6.250%, 09/01/29                                     750,000          770,738
                                                   FL Double Branch Community Development District,
                                                     Series 2002 A,
                                                     6.700%, 05/01/34                                     400,000          417,104

 16  See notes to investment portfolio.


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   FL Westchester Community Development District,
                                                     District No. 1 Special Assessment,
                                                     Series 2003,
                                                     6.000%, 05/01/23                                     560,000          558,673
                                                   IL State Sports Facilities Authority,
                                                     Series 2001,
                                                     (a), 06/15/18                                      1,000,000          510,190
                                                   OH River Valley School District, School Facilities
                                                     Construction & Improvement,
                                                     Series 2001,
                                                     5.250%, 11/01/23                                     500,000          555,110
                                                   TX Dallas County Flood Control District,
                                                     Series 2002,
                                                     7.250%, 04/01/32                                   1,500,000        1,541,760
                                                                                                                    --------------
                                                                                 Special State Property Tax Total        4,871,315
                                                   -------------------------------------------------------------------------------
                 State Appropriated - 2.2%         KY State Turnpike Authority,
                                                     Series 1992,
                                                     (a), 01/01/10                                      7,500,000        6,173,625
                                                   UT State Building Ownership Authority,
                                                     Series 1998 C,
                                                     5.500%, 05/15/19                                   3,450,000        3,970,984
                                                                                                                    --------------
                                                                                         State Appropriated Total       10,144,609
                                                   -------------------------------------------------------------------------------
         State General Obligations - 11.8%         MA Massachusetts Bay Transportation Authority:
                                                     Series 1992 B, 6.200%, 03/01/16                    9,825,000       11,977,658
                                                     Series 1994 A:
                                                       7.000%, 03/01/14                                 3,150,000        4,026,425
                                                       7.000%, 03/01/19                                 2,500,000        3,261,075
                                                     Series 1998 A,
                                                     4.500%, 03/01/26                                   3,805,000        3,726,351
                                                     Series 2003 A,
                                                     5.250%, 07/01/19                                   1,200,000        1,354,212
                                                   MA State College Building Authority Project:
                                                     Series 1994 A:
                                                       7.500%, 05/01/11                                 1,500,000        1,915,935
                                                       7.500%, 05/01/14                                 3,500,000        4,620,630
                                                   NJ State Transportation Trust Fund Authority,
                                                     Series 1999 A:
                                                       5.750%, 06/15/18                                 5,000,000        5,833,300
                                                       5.750% 06/15/20                                  1,000,000        1,164,580
                                                   OH State,
                                                     Series 1992,
                                                     6.100%, 08/01/12                                     380,000          457,980
                                                   OH State Turnpike Commission,
                                                     Series 1998 A,
                                                     5.500%, 02/15/17                                   1,690,000        1,956,158
                                                   PA State,
                                                     Series 1992-2,
                                                     6.250%, 07/01/12                                   7,200,000        8,736,408

                                         See notes to investment portfolio.   17



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)                                                                                  Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   PR Commonwealth of Puerto Rico: Highway
                                                     Transportation Authority,
                                                     Series 2003 AA,
                                                     5.500%, 07/01/19                                   1,000,000        1,166,970
                                                     Series 2001 A,
                                                     5.500%, 07/01/16                                   4,230,000        4,949,481
                                                                                                                    --------------
                                                                                  State General Obligations Total       55,147,163
                                                                                                                    --------------
                                                                                                 TAX-BACKED TOTAL      164,269,515
TRANSPORTATION - 7.4%
------------------------------------------         -------------------------------------------------------------------------------
                 Air Transportation - 1.7%         IL Chicago O'Hare International Airport, United
                                                     Airlines, Inc.,
                                                     Series 2000 A,
                                                     6.750%, 11/01/11 (e)                               1,600,000          438,032
                                                   IN Indianapolis Airport Authority, United Airlines
                                                     Project,
                                                     Series 1995 A,
                                                     6.500%, 11/15/31 (e)                               3,000,000        1,002,690
                                                   KY Kenton County Airport Board, Delta Airlines,
                                                     Inc.,
                                                     Series 1992 A,
                                                     7.500%, 02/01/20                                   1,000,000          998,070
                                                   MN Minneapolis & St. Paul Metropolitan Airports
                                                     Commission, Northwest Airlines:
                                                       Series 2001 A,
                                                       7.000%, 04/01/25                                 1,250,000        1,174,487
                                                       Series 2001 B,
                                                       6.500% 04/01/25                                    500,000          486,555
                                                   NC Charlotte/Douglas International Airport, U.S.
                                                     Airways, Inc.:
                                                       Series 1998,
                                                       5.600%, 07/01/27                                 1,000,000          653,500
                                                       Series 2000,
                                                       7.750%, 02/01/28                                 1,000,000          904,120
                                                   NJ State Economic Development Authority,
                                                     Continental Airlines, Inc.,
                                                     Series 1999,
                                                     6.250%, 09/15/29                                   2,000,000        1,674,100
                                                   TN Memphis-Shelby County Airport Authority,
                                                     Federal Express Corp.,
                                                     Series 2002,
                                                     5.050%, 09/01/12                                     500,000          537,990
                                                                                                                    --------------
                                                                                         Air Transportation Total        7,869,544
                                                   -------------------------------------------------------------------------------
                           Airports - 0.3%         MA State Port Authority Revenue,
                                                     Series 1999,
                                                     10.650%, 07/01/29 (f)                              1,000,000        1,196,800
                                                                                                                    --------------
                                                                                                   Airports Total        1,196,800
                                                   -------------------------------------------------------------------------------
                              Ports - 0.6%
                                                   WA Port of Seattle,
                                                     Series 1999,
                                                     5.500%, 09/01/17                                   2,445,000        2,819,721
                                                                                                                    --------------
                                                                                                      Ports Total        2,819,721
                                                   -------------------------------------------------------------------------------

 18  See notes to investment portfolio.


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TRANSPORTATION - (continued)                                                                              Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                           Railroad - 0.0%         OH Cleveland-Cuyahoga County Port Authority,
                                                     Oglebay Northern Co. Project,
                                                     Series 1997-1,
                                                     6.000%, 03/01/07                                     180,000          195,808
                                                                                                                    --------------
                                                                                                   Railroad Total          195,808
                                                   -------------------------------------------------------------------------------
                    Toll Facilities - 3.0%
                                                   CO E-470 Public Highway Authority,
                                                     Series 2000 B,
                                                     (a), 09/01/18                                      4,600,000        2,314,306
                                                   MA State Turnpike Authority:
                                                     Series 1993 A, 5.000%, 01/01/20                    2,000,000        2,188,320
                                                     Series 1997 C, (a), 01/01/20                       2,000,000          939,860
                                                   NY Triborough Bridge & Tunnel Authority:
                                                     Series 1992 Y, 6.125%, 01/01/21                    5,500,000        6,699,055
                                                     Series 2002 E, 5.500%, 11/15/20                      550,000          639,419
                                                   VA Richmond Metropolitan Authority,
                                                     Series 1998,
                                                     5.250%, 07/15/22                                   1,100,000        1,229,558
                                                                                                                    --------------
                                                                                            Toll Facilities Total       14,010,518
                                                                                                                    --------------
                     Transportation - 1.8%         GA Metropolitan Atlanta Rapid Transit Authority,
                                                     Series 1992 P,
                                                     6.250%, 07/01/20                                   4,000,000        4,947,280
                                                   NV State Department of Business & Industry, Las
                                                     Vegas Monorail Project, Series 2000:
                                                       7.375%, 01/01/30                                   650,000          654,004
                                                       7.375%, 01/01/40                                   500,000          500,085
                                                   OH Toledo-Lucas County Port Authority, CSX
                                                     Transportation, Inc.,
                                                     Series 1992,
                                                     6.450%, 12/15/21                                   2,000,000        2,204,100
                                                                                                                    --------------
                                                                                             Transportation Total        8,305,469
                                                                                                                    --------------
                                                                                             TRANSPORTATION TOTAL       34,397,860
UTILITY - 24.0%
------------------------------------------         -------------------------------------------------------------------------------
         Independent Power Producer - 0.5%         FL Escambia County Environmental Improvement
                                                     Revenue,
                                                     Series 2003 A,
                                                     5.750%, 11/01/27                                     550,000          557,662
                                                   NY Suffolk County Industrial Development Agency,
                                                     Nissequogue Cogen Partners,
                                                     Series 1998,
                                                     5.500%, 01/01/23                                   1,000,000          938,050
                                                   PR Commonwealth of Puerto Rico Industrial,
                                                     Educational, Medical & Environmental
                                                     Cogeneration Facilities, AES Project,
                                                     Series 2000,
                                                     6.625%, 06/01/26                                     650,000          676,475
                                                                                                                    --------------
                                                                                 Independent Power Producer Total        2,172,187
                                                   -------------------------------------------------------------------------------

                                         See notes to investment portfolio.   19


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
UTILITY - (continued)                                                                                     Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                     Investor Owned - 1.3%
                                                   IN Petersburg, Series 1995 C, 5.950%, 12/01/29       1,500,000        1,410,540
                                                   IN State Development Finance Authority,
                                                     Series 1999,
                                                     5.950%, 08/01/30                                   1,000,000          934,950
                                                   OH State Air Quality Development Authority,
                                                     Cleveland Electric Illuminating Co.,
                                                     Series 2002 A,
                                                     6.000%, 12/01/13                                     500,000          517,120
                                                   TX Brazos River Authority, Texas Utilities
                                                     Electric Co. Project:
                                                       Series 1999 B,
                                                       6.750%, 09/01/34                                 2,455,000        2,708,601
                                                       Series 2001 C,
                                                       5.750%, 05/01/36                                   500,000          524,020
                                                                                                                    --------------
                                                                                             Investor Owned Total        6,095,231
                                                   -------------------------------------------------------------------------------
             Joint Power Authority - 10.3%         GA State Municipal Electric Authority,
                                                     Series 1991,
                                                     6.600%, 01/01/18                                  17,700,000       21,961,275
                                                   MN Southern Minnesota Municipal Power Agency,
                                                     Series 2002 A,
                                                     5.250%, 01/01/17                                   2,000,000        2,271,100
                                                   NC Eastern Municipal Power Agency,
                                                     Series 1991 A,
                                                     6.500%, 01/01/18                                   2,185,000        2,602,532
                                                     Series 1992,
                                                     (a), 01/01/09                                      2,260,000        1,953,137
                                                     Series 1993,
                                                     6.000%, 01/01/18                                   7,000,000        8,372,910
                                                   OH State Municipal Electricity Generation Agency,
                                                     Series 2001,
                                                     (a), 02/15/29                                      3,000,000          832,170
                                                   WA State Public Power Supply System:
                                                     Nuclear Project No. 2,
                                                       Series 1992 A,
                                                       6.300%, 07/01/12                                 3,500,000        4,188,415
                                                     Nuclear Project No. 3,
                                                       Series 1989 B,
                                                       (a), 07/01/08                                    7,000,000        6,100,500
                                                                                                                    --------------
                                                                                      Joint Power Authority Total       48,282,039
                                                                                                                    --------------
                 Municipal Electric - 4.3%         NC University of North Carolina at Chapel Hill,
                                                     Series 1997,
                                                     (a), 08/01/20                                      1,750,000          807,327
                                                   NY Long Island Power Authority,
                                                     Series 2000,
                                                     (a), 06/01/20                                        450,000          217,782
                                                   OH Cleveland Public Power System Revenue,
                                                     Series 1994 A,
                                                     (a), 11/15/13                                      2,000,000        1,367,660
                                                   PA Westmoreland County Municipal Authority,
                                                     Series 2000 A,
                                                     (a), 08/15/23                                      1,400,000          523,754

 20  See notes to investment portfolio.


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
UTILITY - (continued)                                                                                     Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   PR Puerto Rico Electric Power Authority,
                                                     Series 2002 KK,
                                                     5.500%, 07/01/16                                   2,000,000        2,340,180
                                                   SD Heartland Consumers Power District,
                                                     Series 1992,
                                                     6.000%, 01/01/17                                   8,000,000        9,591,680
                                                   TX Austin Electric Utility Systems Revenue,
                                                     Series 2002,
                                                     5.500%, 11/15/16                                   1,000,000        1,157,370
                                                   TX Austin Financial Service Department,
                                                     Series 1998,
                                                     5.250%, 05/15/25                                   3,710,000        4,051,654
                                                                                                                    --------------
                                                                                         Municipal Electric Total       20,057,407
                                                   -------------------------------------------------------------------------------
                      Water & Sewer - 7.6%         AZ Mesa Utility System Revenue,
                                                     Series 2002,
                                                     5.250%, 07/01/15                                   1,600,000        1,824,144
                                                   DE State Economic Development Authority, General
                                                     Waterworks Corp.,
                                                     Series 1992 B,
                                                     6.450%, 12/01/07                                   1,160,000        1,330,566
                                                   GA Atlanta Water & Wastewater Revenue:
                                                     Series 1999 A,
                                                     5.500%, 11/01/22                                   3,225,000        3,689,271
                                                     Series 2001 A,
                                                     5.500%, 11/01/27                                   1,500,000        1,693,635
                                                   GA Fulton County,
                                                     Series 1992,
                                                     6.375%, 01/01/14                                     430,000          520,343
                                                   OH Cleveland Waterworks Revenue,
                                                     Series 1993,
                                                     5.500%, 01/01/21                                   3,000,000        3,431,010
                                                   OH Lakewood Water Systems Revenue,
                                                     Series 1995,
                                                     5.850%, 07/01/20                                   2,405,000        2,877,775
                                                   OH State Water Development Authority:
                                                     Series 1990-1,
                                                     6.000%, 12/01/16                                   1,000,000        1,180,230
                                                     Series 1991 B,
                                                     5.500%, 06/01/18                                   1,000,000        1,160,710
                                                   OH Warren Waterworks Revenue,
                                                     Series 1997,
                                                     5.500%, 11/01/15                                     500,000          580,375
                                                   PA Allegheny County Sanitation Authority,
                                                     Series 1991 A,
                                                     (a), 06/01/07                                      2,370,000        2,188,624
                                                   PA Dauphin County Industrial Development
                                                     Authority, Dauphin Water Supply Co.,
                                                     Series 1992 A,
                                                     6.900%, 06/01/24                                   3,400,000        4,239,562

                                         See notes to investment portfolio.   21



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Municipal Bonds - (continued)
UTILITY - (continued)                                                                                     Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   TX Houston Water & Sewer System Revenue:
                                                     Series 1998,
                                                     (a), 12/01/23                                      3,500,000        1,254,155
                                                     Series 1991 C:
                                                       (a) 12/01/08                                     4,000,000        3,491,760
                                                       (a), 12/01/09                                    4,000,000        3,327,960
                                                       (a), 12/01/10                                    3,750,000        2,967,375
                                                                                                                    --------------
                                                                                              Water & Sewer Total       35,757,495
                                                                                                                    --------------
                                                                                                    UTILITY TOTAL      112,364,359
                                                                                                                    --------------
                                                                     TOTAL MUNICIPAL BONDS (COST OF $405,988,692)      455,880,856

Municipal Preferred Stocks - 0.5%

HOUSING - 0.5%                                                                                             Shares
------------------------------------------         -------------------------------------------------------------------------------
                       Multi-Family - 0.5%         Charter Municipal Mortgage Acceptance Co.,
                                                     6.625%, 06/30/09, (c)                              2,000,000        2,137,380
                                                                                                                    --------------
                                                                               HOUSING TOTAL (COST OF $2,000,000)        2,137,380
Purchased Put Option - 0.0%                                                                             Contracts
------------------------------------------         -------------------------------------------------------------------------------
                                                   10 Year U.S. Treasury Notes,
                                                     Strike Price 108, Expires 02/21/04                   680,000          212,500
                                                                                                                    --------------
                                                                 TOTAL PURCHASED PUT OPTIONS (COST OF $1,055,615)          212,500
Short-Term Obligations - 0.7%                                                                              Par($)
------------------------------------------         -------------------------------------------------------------------------------
     Variable Rate Demand Notes (g) - 0.7%         AZ Phoenix Industrial Development Authority,
                                                     Valley of the Sun YMCA Project,
                                                     Series 2001,
                                                     1.370%, 01/01/31                                     200,000          200,000
                                                   CO Health & Hospital Authority,
                                                     Series 2001 B,
                                                     1.370%, 12/01/31                                     200,000          200,000
                                                   IA Healthcare Revenue, Mercy Hospital Project,
                                                     Series 2002,
                                                     1.320%, 08/01/32                                     400,000          400,000
                                                   ID Health Facilities Authority Revenue, St. Luke's
                                                     Regional Medical Center Project,
                                                     Series 1995,
                                                     1.320%, 05/01/22                                     500,000          500,000
                                                   IN Educational Facilities Authority, DePauw
                                                     University Project,
                                                     Series 2002,
                                                     1.320%, 07/01/32                                     200,000          200,000
                                                   MO State Health & Educational Facilities
                                                     Authority:
                                                     Rockhurst University,
                                                     Series 2002,
                                                     1.320%, 11/01/32                                     200,000          200,000
                                                   Washington University,
                                                     Series 1996 C,
                                                     1.320%, 09/01/30                                     300,000          300,000

 22  See notes to financial statements.


--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund

Short-Term Obligations - (continued)                                                                       Par($)         Value($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   NY New York City,
                                                     Series 1993 A,
                                                     1.300%, 08/01/22                                     700,000          700,000
                                                   OK Development Finance Authority, Continuing Care
                                                     Community,
                                                     Series 2002 C,
                                                     1.370%, 02/01/12                                     200,000          200,000
                                                   WY Lincoln County Pollution Control Revenue, Exxon
                                                     Corp. Project,
                                                     Series 1984 A,
                                                     3.300%, 11/01/14                                     300,000          300,000
                                                                                                                    --------------
                                                                                     TOTAL SHORT-TERM OBLIGATIONS
                                                                                             (COST OF $3,200,000)        3,200,000

                                                   Total Investments - 98.8%
                                                   (cost of $412,244,307) (h)                                          461,430,736

                                                   Other Assets & Liabilities, Net - 1.2%                                5,705,411

                                                   Net Assets - 100.0%                                                 467,136,147



                                NOTES TO INVESTMENT PORTFOLIO:

                                (a) Zero coupon bond.

                                (b) Settlement of this security is on a delayed
                                    delivery basis.

                                (c) These securities are exempt from
                                    registration under Rule 144A of the
                                    Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $4,338,880, which represents 0.9% of net assets.

                                (d) The fund has been informed that each issuer
                                    has placed direct obligations of the U.S.
                                    Government in an irrevocable trust solely for the purpose of the payment of principal and income.

                                (e) As of December 31, 2003, the Fund held
                                    securities of certain issuers that have
                                    filed for bankruptcy protection under
                                    Chapter 11 representing 0.3% of net assets.
                                    These issuers are in default of certain debt covenants. Income is not being accrued.

                                (f) Denotes a restricted security, which is
                                    subject to restrictions on resale under
                                    federal securities laws. At December 31, 2003, this security amounted to $1,196,800 which represents 0.3% of net assets.

                                    Additional information on this restricted security is as follows:

                                                 ACQUISITION   ACQUISITION
                                     SECURITY       DATE          COST
                                     MA State
                                       Port
                                       Authority
                                       Revenue,
                                       Series
                                       1999,
                                       10.650%
                                       07/01/29   11/17/99      1,001,580

                                (g) Variable rate demand notes (VRDN) are
                                    considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of December 31, 2003.

                                (h) Cost for federal income purposes is
                                    $411,952,878.

                                         See notes to financial statements.   23

STATEMENT OF ASSETS AND LIABILITIES             Columbia Managed Municipals Fund
December 31, 2003 (Unaudited)

                                                                                                                         ($)
                                                   -------------------------------------------------------------------------
                                   Assets:         Investments, at cost                                          412,244,307
                                                   Investments, at value                                         461,430,736
                                                   Cash                                                            1,039,063
                                                   Receivable for:
                                                     Fund shares sold                                                 28,168
                                                     Interest                                                      6,597,070
                                                   Deferred Trustees' compensation plan                               26,213
                                                   Other assets                                                       12,740
                                                                                                                ------------
                                                                                                  Total Assets   469,133,990
                                                   -------------------------------------------------------------------------
                              Liabilities:         Payable for:
                                                     Investments purchased on a delayed delivery basis               984,905
                                                     Fund shares repurchased                                          98,233
                                                     Distributions                                                   568,460
                                                     Investment advisory fee                                         150,566
                                                     Administration fee                                               40,679
                                                     Transfer agent fee                                               78,268
                                                     Pricing and bookkeeping fees                                     30,620
                                                     Custody fee                                                         361
                                                     Distribution and service fees                                    15,970
                                                     Deferred Trustees' fees                                          26,213
                                                     Other liabilities                                                 3,568
                                                                                                                ------------
                                                                                             Total Liabilities     1,997,843

                                                                                                    Net Assets   467,136,147
                                                   -------------------------------------------------------------------------
                Composition of Net Assets:         Paid-in capital                                               420,936,005
                                                   Undistributed net investment income                             1,304,337
                                                   Accumulated net realized loss                                 (4,290,624)
                                                   Net unrealized appreciation on investments                     49,186,429
                                                                                                                ------------

                                                                                                    Net Assets   467,136,147
                                                   -------------------------------------------------------------------------
                                  Class A:         Net assets                                                     51,540,324
                                                   Shares outstanding                                              5,665,035
                                                   Net asset value per share                                         9.10(a)
                                                   Maximum offering price per share ($9.10/0.9525)                   9.55(b)
                                                   -------------------------------------------------------------------------
                                  Class B:         Net assets                                                      7,846,941
                                                   Shares outstanding                                                862,464
                                                   Net asset value and offering price per share                      9.10(a)
                                                   -------------------------------------------------------------------------
                                  Class C:         Net assets                                                      1,624,496
                                                   Shares outstanding                                                178,562
                                                   Net asset value and offering price per share                      9.10(a)
                                                   -------------------------------------------------------------------------
                                  Class Z:         Net assets                                                    406,124,386
                                                   Shares outstanding                                             44,635,451
                                                   Net asset value, offering and redemption price per share             9.10

                                (a) Redemption price per share is equal to net
                                    asset value less any applicable contingent deferred sales charge.

                                (b) On sales of $50,000 or more the offering
                                    price is reduced.

 24  See notes to financial statements.

STATEMENT OF OPERATIONS                         Columbia Managed Municipals Fund
For the Six Months Ended December 31, 2003 (Unaudited)


                                                                                                                          ($)
                                                   --------------------------------------------------------------------------
                        Investment Income:         Interest                                                        12,279,546
                                                   --------------------------------------------------------------------------
                                 Expenses:         Investment advisory fee                                            988,295
                                                   Administration fee                                                 275,353
                                                   Distribution fee:
                                                     Class B                                                           31,470
                                                     Class C                                                            5,354
                                                   Service fee:
                                                     Class A                                                           54,948
                                                     Class B                                                            8,917
                                                     Class C                                                            1,682
                                                   Transfer agent fee                                                 309,087
                                                   Pricing and bookkeeping fees                                        90,821
                                                   Trustees' fees                                                       8,690
                                                   Custody fee                                                         10,194
                                                   Other expenses                                                      82,635
                                                                                                                -------------
                                                     Total Operating Expenses                                       1,867,446
                                                   Fees waived by Distributor -- Class C                               (2,384)
                                                   Custody earnings credit                                               (566)
                                                                                                                -------------
                                                     Net Expenses                                                   1,864,496
                                                                                                                -------------
                                                   Net Investment Income                                           10,415,050
                                                   --------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on         Net realized gain (loss) on:
        Investments and Futures Contracts:

                                                     Investments                                                   (1,434,222)
                                                     Futures contracts                                              1,162,712
                                                                                                                -------------
                                                     Net realized loss                                               (271,510)
                                                                                                                -------------
                                                   Net change in unrealized appreciation/depreciation on:
                                                     Investments                                                   (6,917,950)
                                                     Futures contracts                                               (414,198)
                                                                                                                -------------
                                                   Net change in unrealized appreciation/depreciation              (7,332,148)
                                                                                                                -------------
                                                   Net Loss                                                        (7,603,658)
                                                                                                                -------------
                                                   Net Increase in Net Assets from Operations                       2,811,392

                                         See notes to financial statements.   25

STATEMENT OF CHANGES IN NET ASSETS              Columbia Managed Municipals Fund

                                                                                                   (Unaudited)
                                                                                                    Six Months
                                                                                                      Ended        Year Ended
                                                                                                   December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                   2003 ($)       2003 ($)
------------------------------------------         ----------------------------------------------------------------------------
                               Operations:         Net investment income                             10,415,050      22,129,688
                                                   Net realized gain (loss) on investments             (271,510)      7,459,349
                                                   Net change in unrealized
                                                     appreciation/depreciation on investments and
                                                     futures contracts                               (7,332,148)     15,436,452
                                                                                                   ----------------------------
                                                       Net Increase from Operations                   2,811,392      45,025,489
                                                   ----------------------------------------------------------------------------
   Distributions Declared to Shareholders:         From net investment income:
                                                     Class A                                         (1,034,861)     (1,528,000)
                                                     Class B                                           (135,942)       (222,870)
                                                     Class C                                            (28,125)        (37,406)
                                                     Class Z                                         (8,633,117)    (19,508,563)
                                                   From net realized gains:
                                                     Class A                                           (857,679)             --
                                                     Class B                                           (131,967)             --
                                                     Class C                                            (26,854)             --
                                                     Class Z                                         (6,747,258)             --
                                                                                                   ----------------------------
                                                       Total Distributions Declared to
                                                       Shareholders                                 (17,595,803)    (21,296,839)
                                                   ----------------------------------------------------------------------------
                       Share Transactions:         Class A:
                                                     Subscriptions                                    1,444,841       2,335,628
                                                     Proceeds received in connection with merger             --      56,105,119
                                                     Distributions reinvested                         1,221,799         890,534
                                                     Redemptions                                     (3,486,825)     (7,592,477)
                                                                                                   ----------------------------
                                                       Net Increase (Decrease)                         (820,185)     51,738,804
                                                   Class B:
                                                     Subscriptions                                      138,140         302,522
                                                     Proceeds received in connection with merger             --      10,260,711
                                                     Distributions reinvested                           186,227         145,914
                                                     Redemptions                                     (1,165,984)     (2,149,839)
                                                                                                   ----------------------------
                                                       Net Increase (Decrease)                         (841,617)      8,559,308
                                                   Class C:
                                                     Subscriptions                                      155,971         349,095
                                                     Proceeds received in connection with merger             --       1,808,445
                                                     Distributions reinvested                            44,250          28,468
                                                     Redemptions                                       (108,669)       (668,615)
                                                                                                   ----------------------------
                                                       Net Increase                                      91,552       1,517,393
                                                   Class Z:
                                                     Subscriptions                                   25,243,576      95,478,788
                                                     Distributions reinvested                        11,081,020      13,852,730
                                                     Redemptions                                    (49,755,320)   (140,614,453)
                                                                                                   ----------------------------
                                                       Net Decrease                                 (13,430,724)    (31,282,935)
                                                                                                   ----------------------------
                                                   Net Increase (Decrease) from Share
                                                   Transactions                                     (15,000,974)     30,532,570
                                                                                                   ----------------------------
                                                       Total Increase (Decrease) in Net Assets      (29,785,385)     54,261,220
                                                   ----------------------------------------------------------------------------

 26  See notes to financial statements.



STATEMENT OF CHANGES IN NET ASSETS              Columbia Managed Municipals Fund

                                                                                                   (Unaudited)
                                                                                                    Six Months
                                                                                                      Ended        Year Ended
                                                                                                   December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                   2003 ($)       2003 ($)
------------------------------------------         ----------------------------------------------------------------------------
                               Net Assets:         Beginning of period                              496,921,532     442,660,312
                                                   End of period (including undistributed net
                                                   investment income of $1,304,337 and $721,332,
                                                   respectively)                                    467,136,147     496,921,532
                                                   ----------------------------------------------------------------------------
                        Changes in Shares:         Class A:
                                                     Subscriptions                                      159,443         252,043
                                                     Issued in connection with merger                        --       6,240,857
                                                     Issued for distributions reinvested                134,335          97,035
                                                     Redemptions                                       (385,182)       (833,496)
                                                                                                   ----------------------------
                                                       Net Increase (Decrease)                          (91,404)      5,756,439
                                                   Class B:
                                                     Subscriptions                                       15,083          32,805
                                                     Issued in connection with merger                        --       1,141,022
                                                     Issued for distributions reinvested                 20,474          15,909
                                                     Redemptions                                       (128,143)       (234,686)
                                                                                                   ----------------------------
                                                       Net Increase (Decrease)                          (92,586)        955,050
                                                   Class C:
                                                     Subscriptions                                       17,263          37,731
                                                     Issued in connection with merger                        --         201,082
                                                     Issued for distributions reinvested                  4,865           3,099
                                                     Redemptions                                        (12,040)        (73,438)
                                                                                                   ----------------------------
                                                       Net Increase                                      10,088         168,474
                                                   Class Z:
                                                     Subscriptions                                    2,794,098      10,490,877
                                                     Issued for distributions reinvested              1,218,477       1,517,021
                                                     Redemptions                                     (5,489,011)    (15,369,022)
                                                                                                   ----------------------------
                                                       Net Decrease                                  (1,476,436)     (3,361,124)
                                                                                                   ----------------------------

                                (a) On July 29, 2002, the Stein Roe Managed
                                    Municipal Fund was redesignated Liberty
                                    Managed Municipal Fund, Class Z.

                                         See notes to financial statements.   27

NOTES TO FINANCIAL STATEMENTS                   Columbia Managed Municipals Fund
December 31, 2003 (Unaudited)

Note 1. Organization

Columbia Managed Municipals Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Managed Municipals Fund to Columbia Managed Municipals Fund. Also on that date, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)                   Columbia Managed Municipals Fund

restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)                   Columbia Managed Municipals Fund

portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid for the year ended June 30, 2003 was as follows:

                             2003
-------------------------------------
Tax-Exempt Income         $21,266,033
Ordinary Income                30,806
Long-Term Capital Gains            --
-------------------------------------

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

   Undistributed       Undistributed
    Tax-Exempt           Long-term        Unrealized
      Income           Capital Gains     Appreciations
-------------------------------------------------------
     $ 626,345          $ 7,760,057       $56,845,878
-------------------------------------------------------

The estimated capital loss carryforward obtained from the Liberty Ohio Tax-Exempt Fund was $1,612,102, of which all was utilized by the Liberty Managed Municipals Fund for the year ended June 30, 2003.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates was:

 Unrealized appreciation                $54,779,816
 Unrealized depreciation                 (5,301,958)
                                        -----------
   Net unrealized appreciation          $49,477,858
---------------------------------------------------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation, is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

  Average Daily Net Assets     Fee Rate
---------------------------------------
    First $100 million         0.450%
---------------------------------------
    Next $100 million          0.425%
---------------------------------------
    Next $800 million          0.400%
---------------------------------------
    Over $1 billion            0.375%
---------------------------------------

For the six months ended December 31, 2003, the Fund's annualized effective investment advisory fee rate was 0.42%.

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)                   Columbia Managed Municipals Fund

Administration Fee

Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

  Average Daily Net Assets     Fee Rate
---------------------------------------
    First $100 million         0.150%
---------------------------------------
    Next $100 million          0.125%
---------------------------------------
    Next $800 million          0.100%
---------------------------------------
    Over $1 billion            0.075%
---------------------------------------

For the six months ended December 31, 2003, the Fund's annualized effective administration fee rate was 0.12%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.038%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual fee of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the six months ended December 31, 2003, the annualized effective transfer agent fee rate was 0.08%. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. For the six months ended December 31, 2003, the Distributor has retained net underwriting discounts of $2,036 on sales of the Fund's Class A shares and received CDSC of $11,313 and $551 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended December 31, 2003, annualized effective service fee rates were 0.21%, 0.21% and 0.21% for Class A, Class B and Class C shares, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

Prior to August 5, 2003, the Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it would not exceed 0.05% annually. For the six months period ended December 31, 2003, the Fund's annualized effective distribution fee rate for Class C shares was 0.37%.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)                   Columbia Managed Municipals Fund

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $19,752,604 and $39,328,542.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2003, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has informed the Columbia Funds that it has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to the New York Attorney General and to the SEC and other regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. Also on February 24, 2004, the New York Attorney General filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)                   Columbia Managed Municipals Fund

investors for the trading of mutual fund shares. In their respective complaints, the New York Attorney General and the SEC are seeking disgorgement of profits, restitution, monetary penalties and permanent injunctions, including, in the case of the SEC, a permanent injunction from serving or acting as investment advisor or distributor of any registered fund.

Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

Note 8. Business Combinations and Mergers

Fund Mergers

As of the end of business on November 1, 2002, the Fund acquired all the net assets of Liberty Ohio Tax-Exempt Fund pursuant to a plan of reorganization. All assets of Liberty Ohio Tax-Exempt Fund were transferred to the Fund in a tax-free exchange and shareholders of Liberty Ohio Tax-Exempt Fund received shares of Liberty Managed Municipals Fund in exchange for their shares as follows:

      Liberty          Liberty Ohio
      Managed           Tax-Exempt
  Municipals Fund        Fund Net         Unrealized
   Shares Issued      Assets Received   Appreciation(1)
-------------------------------------------------------
     7,582,961          $68,174,275       $5,937,882
-------------------------------------------------------

(1) Unrealized Appreciation is included in the Net Assets Received amount above.

                                                     Net Assets of
     Net Assets of         Net Assets of Liberty    Liberty Managed
    Liberty Managed           Ohio Tax-Exempt       Municipals Fund
    Municipals Fund          Fund Immediately         Immediately
  Prior to Combination     Prior to Combination    After Combination
--------------------------------------------------------------------
      $443,275,288              $68,174,275          $511,449,563
--------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                            Columbia Managed Municipals Fund

Selected data for a share outstanding throughout the period is as follows:

                                                                  (Unaudited)
                                                                Six Months Ended         Period Ended
                                                                  December 31,             June 30,
Class A Shares                                                        2003                 2003 (a)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $  9.38                $  9.01
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                              0.17                   0.26
Net realized and unrealized gain (loss) on investments and
futures contracts                                                     (0.12)                  0.37
                                                                    -------                -------
Total from Investment Operations                                       0.05                   0.63
-----------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                            (0.18)                 (0.26)
From net realized gains                                               (0.15)                    --
                                                                    -------                -------
Total from Distributions Declared                                     (0.33)                 (0.26)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $  9.10                $  9.38
Total return (c)(d)                                                    0.64%                  7.06%
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Asset/Supplemental Data:
Expenses (e)(f)                                                        0.95%                  0.97%
Net investment income (e)(f)                                           4.20%                  4.27%
Portfolio turnover rate                                                   4%                    40%
Net assets, end of period (000's)                                   $51,540                $53,979
-----------------------------------------------------------------------------------------------------

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) Annualized.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout the period is as follows:

                                                                  (Unaudited)
                                                                Six Months Ended         Period Ended
                                                                  December 31,             June 30,
Class B Shares                                                        2003                 2003 (a)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 9.38                 $ 9.01
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                              0.14                   0.21
Net realized and unrealized gain (loss) on investments and
futures contracts                                                     (0.12)                  0.37
                                                                     ------                 ------
Total from Investment Operations                                       0.02                   0.58
-----------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                            (0.15)                 (0.21)
From net realized gains                                               (0.15)                    --
                                                                     ------                 ------
Total from Distributions Declared                                     (0.30)                 (0.21)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.10                 $ 9.38
Total return (c)(d)                                                    0.27%                  6.54%
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Asset/Supplemental Data:
Expenses (e)(f)                                                        1.70%                  1.72%
Net investment income (e)(f)                                           3.46%                  3.52%
Portfolio turnover rate                                                   4%                    40%
Net assets, end of period (000's)                                    $7,847                 $8,956
-----------------------------------------------------------------------------------------------------

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) Annualized.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout the period is as follows:

                                                                  (Unaudited)
                                                                Six Months Ended         Period Ended
                                                                  December 31,             June 30,
Class C Shares                                                        2003                 2003 (a)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 9.38                 $ 9.01
-----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                              0.16                   0.25
Net realized and unrealized gain (loss) on investments and
futures contracts                                                     (0.13)                  0.35
                                                                     ------                 ------
Total from Investment Operations                                       0.03                   0.60
-----------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                            (0.16)                 (0.23)
From net realized gains                                               (0.15)                    --
                                                                     ------                 ------
Total from Distributions Declared                                     (0.31)                 (0.23)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.10                 $ 9.38
Total return (c)(d)(e)                                                 0.42%                  6.75%
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Asset/Supplemental Data:
Expenses (f)(g)                                                        1.32%                  1.02%
Net investment income (f)(g)                                           3.82%                  4.20%
Waiver/reimbursement (g)                                               0.30%                  0.70%
Portfolio turnover rate                                                   4%                    40%
Net assets, end of period (000's)                                    $1,624                 $1,579
-----------------------------------------------------------------------------------------------------

(a) Class C shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Not annualized.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout the period is as follows:

                        (Unaudited)
                        Six Months
                          Ended
                        December 31,                                       Year Ended June 30,
Class Z Shares             2003              2003 (a)           2002             2001             2000              1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $   9.38           $   8.95         $   8.99         $   8.65         $   9.07           $   9.38
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income         0.18(b)            0.42(b)          0.43(b)(c)       0.45(b)          0.47               0.47
Net realized and
unrealized gain (loss)
on investments and
futures contracts            (0.12)              0.41             0.18(c)          0.41            (0.32)             (0.31)
                          --------           --------         --------         --------         --------           --------
Total from Investment
Operations                    0.06               0.83             0.61             0.86             0.15               0.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to
Shareholders:
From net investment
income                       (0.19)             (0.40)           (0.44)           (0.45)           (0.47)             (0.47)
From net realized
gains                        (0.15)                --            (0.21)           (0.07)           (0.10)                --
                          --------           --------         --------         --------         --------           --------
Total from
Distributions Declared       (0.34)             (0.40)           (0.65)           (0.52)           (0.57)             (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
of Period                 $   9.10           $   9.38         $   8.95         $   8.99         $   8.65           $   9.07
Total return (d)              0.73%(e)           9.50%            7.06%           10.13%            1.86%              1.67%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Asset/ Supplemental
Data:
Expenses (f)                  0.74%(g)           0.76%            0.76%            0.74%            0.69%              0.72%
Net investment income
(f)                           4.41%(g)           4.58%            4.82%(c)         5.07%            5.39%              5.02%
Portfolio turnover
rate                             4%                40%              17%              17%              19%                17%
Net assets, end of
period (000's)            $406,124           $432,407         $442,660         $454,366         $458,205           $538,322
-----------------------------------------------------------------------------------------------------------------------------

(a) On July 29, 2002, the Fund's existing shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of investment income to average net assets from 4.81% to 4.82%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT         Columbia Managed Municipals Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Managed Municipals Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.


COLUMBIA FUNDS                                  Columbia Managed Municipals Fund
December 31, 2003

------------------------------------------         ------------------------------------------------------------
                              Large Growth         Columbia Common Stock
                                                   Columbia Equity Growth
                                                   Columbia Growth
                                                   Columbia Growth Stock
                                                   Columbia Tax-Managed Growth
                                                   Columbia Tax-Managed Growth II
                                                   Columbia Young Investor
                                                   ------------------------------------------------------------
                               Large Value         Columbia Equity Value
                                                   Columbia Growth & Income
                                                   Columbia Large Cap Core
                                                   Columbia Tax-Managed Value
                                                   ------------------------------------------------------------
                             Midcap Growth         Columbia Acorn Select
                                                   Columbia Special
                                                   Columbia Tax-Managed Aggressive Growth
                                                   ------------------------------------------------------------
                              Midcap Value         Columbia Select Value
                                                   Columbia Strategic Equity
                                                   Columbia Strategic Value
                                                   ------------------------------------------------------------
                              Small Growth         Columbia Acorn Fund
                                                   Columbia Acorn USA
                                                   Columbia Small Company Equity
                                                   ------------------------------------------------------------
                               Small Value         Columbia Small Cap
                                                   Columbia Small Cap Value
                                                   ------------------------------------------------------------
                                  Balanced         Columbia Asset Allocation
                                                   Columbia Balanced
                                                   Columbia Liberty Fund
                                                   ------------------------------------------------------------
                                 Specialty         Columbia Real Estate Equity
                                                   Columbia Technology
                                                   Columbia Utilities
                                                   ------------------------------------------------------------
                      Taxable Fixed-Income         Columbia Contrarian Income
                                                   Columbia Corporate Bond
                                                   Columbia Federal Securities
                                                   Columbia Fixed Income Securities
                                                   Columbia High Yield
                                                   Columbia High Yield Securities
                                                   Columbia Income
                                                   Columbia Intermediate Bond
                                                   Columbia Intermediate Government Income
                                                   Columbia Quality Plus Bond
                                                   Columbia Short Term Bond
                                                   Columbia Strategic Income
                                                   ------------------------------------------------------------
                             Floating Rate         Columbia Floating Rate
                                                   Columbia Floating Rate Advantage
                                                   ------------------------------------------------------------
                                Tax Exempt         Columbia High Yield Municipal
                                                   Columbia Intermediate Tax-Exempt Bond
                                                   Columbia Managed Municipals
                                                   Columbia National Municipal Bond
                                                   Columbia Tax-Exempt
                                                   Columbia Tax-Exempt Insured

                                                                              39



--------------------------------------------------------------------------------
December 31, 2003                               Columbia Managed Municipals Fund


------------------------------------------         ------------------------------------------------------------
                   Single State Tax Exempt         Columbia California Tax-Exempt
                                                   Columbia Connecticut Intermediate Municipal Bond
                                                   Columbia Connecticut Tax-Exempt
                                                   Columbia Florida Intermediate Municipal Bond
                                                   Columbia Massachusetts Intermediate Municipal Bond
                                                   Columbia Massachusetts Tax-Exempt
                                                   Columbia New Jersey Intermediate Municipal Bond
                                                   Columbia New York Intermediate Municipal Bond
                                                   Columbia New York Tax-Exempt
                                                   Columbia Oregon Municipal Bond
                                                   Columbia Pennsylvania Intermediate Municipal Bond
                                                   Columbia Rhode Island Intermediate Municipal Bond
                                                   ------------------------------------------------------------
                              Money Market         Columbia Money Market
                                                   Columbia Municipal Money Market
                                                   ------------------------------------------------------------
                      International/Global         Columbia Acorn International
                                                   Columbia Acorn International Select
                                                   Columbia International Equity
                                                   Columbia International Stock
                                                   Columbia Newport Asia Pacific
                                                   Columbia Newport Europe
                                                   Columbia Newport Global Equity
                                                   Columbia Newport Greater China
                                                   Columbia Newport Tiger
                                                   ------------------------------------------------------------
                               Index Funds         Columbia Large Company Index
                                                   Columbia Small Company Index
                                                   Columbia US Treasury Index

                                Columbia funds are offered only by prospectus. Please see your financial advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

                                For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                                Columbia Management Group and Columbia
                                Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

photo of: hands on keyboard
eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Managed Municipals Fund  Semiannual Report, December 31, 2003

logo:columbia funds

ColumbiaFunds

A Member of Columbia Management Group

(c) 2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                                  Holliston, MA
                                  Permit NO. 20

798-03/732Q-1203 (02/04) 04/0204

ITEM 2. CODE OF ETHICS.

Note applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Note applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                     Columbia Funds Trust IX
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
    --------------------------------------------------------------------------